UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2015

Item 1. Schedule of Investments

Investments August 31, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity Advisor® Dividend
Growth Fund

August 31, 2015

1.805738.111

ADGF-QTLY-1015

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.6%
Diversified Consumer Services - 0.8%
H&R Block, Inc.	230,664	$ 7,847
Hotels, Restaurants & Leisure - 1.2%
Las Vegas Sands Corp.	89,300	4,128
Wyndham Worldwide Corp.	106,852	8,172
		12,300
Leisure Products - 0.3%
Vista Outdoor, Inc. (a)	55,800	2,609
Media - 2.5%
Altice NV:
Class A (a)	195,300	5,572
Class B (a)	65,100	2,044
Comcast Corp. Class A	321,425	18,106
		25,722
Multiline Retail - 1.9%
Dillard's, Inc. Class A	72,500	6,707
Target Corp.	168,200	13,071
		19,778
Specialty Retail - 2.1%
AutoZone, Inc. (a)	14,100	10,095
Foot Locker, Inc.	156,391	11,071
Kingfisher PLC	3,975	22
		21,188
Textiles, Apparel & Luxury Goods - 0.8%
Fossil Group, Inc. (a)	40,600	2,500
VF Corp.	73,600	5,331
		7,831
TOTAL CONSUMER DISCRETIONARY		97,275
CONSUMER STAPLES - 12.9%
Beverages - 3.9%
Constellation Brands, Inc. Class A (sub. vtg.)	56,400	7,219
Dr. Pepper Snapple Group, Inc.	62,011	4,758
PepsiCo, Inc.	141,100	13,112
The Coca-Cola Co.	373,410	14,682
		39,771
Food & Staples Retailing - 4.1%
CVS Health Corp.	217,100	22,231
Kroger Co.	118,720	4,096
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	60,793	$ 2,711
Walgreens Boots Alliance, Inc.	148,523	12,855
		41,893
Food Products - 0.5%
Greencore Group PLC	812,005	3,704
Hilton Food Group PLC	242,144	1,608
		5,312
Household Products - 1.9%
Energizer Holdings, Inc.	39,900	1,666
Procter & Gamble Co.	247,700	17,505
		19,171
Personal Products - 0.2%
Edgewell Personal Care Co. (a)	23,300	2,052
Tobacco - 2.3%
British American Tobacco PLC (United Kingdom)	87,457	4,631
Imperial Tobacco Group PLC	106,514	5,163
Japan Tobacco, Inc.	197,000	7,001
Reynolds American, Inc.	76,700	6,424
		23,219
TOTAL CONSUMER STAPLES		131,418
ENERGY - 7.5%
Energy Equipment & Services - 0.0%
Aspen Aerogels, Inc. (a)	22,234	166
Oil, Gas & Consumable Fuels - 7.5%
Chevron Corp.	234,990	19,032
Columbia Pipeline Group, Inc.	147,500	3,741
Emerald Oil, Inc. warrants 2/4/16 (a)	826	0
EQT Midstream Partners LP	31,100	2,420
Exxon Mobil Corp.	313,922	23,619
Imperial Oil Ltd.	170,700	6,027
Kinder Morgan, Inc.	286,800	9,295
Northern Oil & Gas, Inc. (a)	128,694	776
PrairieSky Royalty Ltd. (d)	121,700	2,549
Suncor Energy, Inc.	296,480	8,397
		75,856
TOTAL ENERGY		76,022
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 17.3%
Banks - 11.6%
Bank of America Corp.	1,102,803	$ 18,020
Citigroup, Inc.	308,523	16,500
JPMorgan Chase & Co.	471,093	30,197
PacWest Bancorp	159,000	6,780
SunTrust Banks, Inc.	181,900	7,343
U.S. Bancorp	346,817	14,688
Wells Fargo & Co.	467,790	24,947
		118,475
Capital Markets - 1.1%
Diamond Hill Investment Group, Inc.	6,600	1,285
Franklin Resources, Inc.	56,300	2,285
The Blackstone Group LP	213,190	7,302
		10,872
Consumer Finance - 1.8%
American Express Co.	76,300	5,854
Capital One Financial Corp.	165,482	12,866
Imperial Holdings, Inc. warrants 4/11/19	4,481	1
		18,721
Diversified Financial Services - 1.2%
McGraw Hill Financial, Inc.	124,267	12,053
Insurance - 1.0%
MetLife, Inc.	110,900	5,556
The Chubb Corp.	35,000	4,228
		9,784
Real Estate Investment Trusts - 0.6%
American Tower Corp.	66,000	6,085
TOTAL FINANCIALS		175,990
HEALTH CARE - 15.1%
Biotechnology - 1.1%
Amgen, Inc.	69,737	10,585
Health Care Equipment & Supplies - 2.8%
Medtronic PLC	293,602	21,224
The Cooper Companies, Inc.	46,102	7,488
		28,712
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - 1.8%
Cardinal Health, Inc.	102,242	$ 8,411
McKesson Corp.	51,232	10,122
		18,533
Health Care Technology - 0.2%
CompuGroup Medical AG	68,379	2,111
Pharmaceuticals - 9.2%
AbbVie, Inc.	184,900	11,540
Allergan PLC (a)	39,800	12,089
Astellas Pharma, Inc.	355,300	5,255
Johnson & Johnson	302,002	28,382
Sanofi SA sponsored ADR	163,300	7,989
Shire PLC	155,800	12,049
Teva Pharmaceutical Industries Ltd. sponsored ADR	256,400	16,515
		93,819
TOTAL HEALTH CARE		153,760
INDUSTRIALS - 8.0%
Aerospace & Defense - 1.5%
The Boeing Co.	113,000	14,767
Construction & Engineering - 0.1%
Astaldi SpA	83,600	914
Electrical Equipment - 0.8%
BWX Technologies, Inc.	322,100	8,542
Industrial Conglomerates - 4.7%
Danaher Corp.	124,294	10,816
General Electric Co.	1,110,400	27,560
Roper Industries, Inc.	59,596	9,660
		48,036
Machinery - 0.8%
Deere & Co.	93,900	7,679
Professional Services - 0.1%
CEB, Inc.	20,100	1,440
Trading Companies & Distributors - 0.0%
Now, Inc. (a)(d)	17,720	302
TOTAL INDUSTRIALS		81,680
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 23.6%
Communications Equipment - 3.0%
Cisco Systems, Inc.	592,579	$ 15,336
QUALCOMM, Inc.	274,978	15,558
		30,894
Electronic Equipment & Components - 0.9%
TE Connectivity Ltd.	147,943	8,772
Internet Software & Services - 2.6%
Google, Inc. Class C	42,828	26,478
IT Services - 4.0%
ASAC II LP (a)(e)	298,480	5,793
Fidelity National Information Services, Inc.	142,298	9,827
IBM Corp.	99,900	14,774
Leidos Holdings, Inc.	54,200	2,281
Science Applications International Corp.	31,100	1,517
Total System Services, Inc.	137,200	6,288
		40,480
Semiconductors & Semiconductor Equipment - 0.5%
Altera Corp.	40,200	1,952
Broadcom Corp. Class A	51,700	2,671
		4,623
Software - 4.8%
Activision Blizzard, Inc.	207,867	5,951
Micro Focus International PLC	246,900	4,944
Microsoft Corp.	532,963	23,195
Oracle Corp.	405,228	15,030
		49,120
Technology Hardware, Storage & Peripherals - 7.8%
Apple, Inc.	419,024	47,252
EMC Corp.	606,200	15,076
Hewlett-Packard Co.	374,000	10,494
Samsung Electronics Co. Ltd.	2,558	2,355
Western Digital Corp.	47,800	3,918
		79,095
TOTAL INFORMATION TECHNOLOGY		239,462
MATERIALS - 3.1%
Chemicals - 2.8%
CF Industries Holdings, Inc.	162,900	9,347
LyondellBasell Industries NV Class A	78,100	6,668
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Monsanto Co.	53,800	$ 5,254
Potash Corp. of Saskatchewan, Inc.	181,500	4,727
PPG Industries, Inc.	26,400	2,516
		28,512
Containers & Packaging - 0.3%
Ball Corp.	46,571	3,069
TOTAL MATERIALS		31,581
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.	243,500	8,084
Wireless Telecommunication Services - 0.3%
Vodafone Group PLC sponsored ADR	100,000	3,448
TOTAL TELECOMMUNICATION SERVICES		11,532
TOTAL COMMON STOCKS (Cost $898,671)		998,720
Convertible Bonds - 0.0%
Principal Amount (000s)
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Amyris, Inc. 3% 2/27/17 (Cost $791)	$ 791	706
Money Market Funds - 2.3%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.15% (b)	20,294,638	$ 20,295
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	2,804,450	2,804
TOTAL MONEY MARKET FUNDS (Cost $23,099)		23,099
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $922,561)		1,022,525
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(5,544)
NET ASSETS - 100%		$ 1,016,981
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,793,000 or 0.6% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
ASAC II LP	10/10/13	$ 2,985
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 38
Fidelity Securities Lending Cash Central Fund	76
Total	$ 114
Other Information

The following is a summary of the inputs used, as of August 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 97,275	$ 97,253	$ 22	$ -
Consumer Staples	131,418	119,786	11,632	-
Energy	76,022	76,022	-	-
Financials	175,990	175,989	1	-
Health Care	153,760	136,456	17,304	-
Industrials	81,680	81,680	-	-
Information Technology	239,462	233,669	-	5,793
Materials	31,581	31,581	-	-
Telecommunication Services	11,532	11,532	-	-
Corporate Bonds	706	-	706	-
Money Market Funds	23,099	23,099	-	-
Total Investments in Securities:	$ 1,022,525	$ 987,067	$ 29,665	$ 5,793

The following is a summary of transfers between Level 1 and Level 2 for the period ended August 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total (000s)
Level 1 to Level 2	$ 12,636
Level 2 to Level 1	$ 0
Income Tax Information

At August 31, 2015, the cost of investment securities for income tax purposes was $923,813,000. Net unrealized appreciation aggregated $98,712,000, of which $155,382,000 related to appreciated investment securities and $56,670,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments August 31, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity Advisor® Equity
Growth Fund

August 31, 2015

1.805739.111

EPG-QTLY-1015

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 16.0%
Automobiles - 0.9%
Tesla Motors, Inc. (a)(d)	102,063	$ 25,420
Diversified Consumer Services - 1.1%
Bright Horizons Family Solutions, Inc. (a)	166,600	10,183
Houghton Mifflin Harcourt Co. (a)	221,900	5,011
Nord Anglia Education, Inc. (a)	134,321	2,759
ServiceMaster Global Holdings, Inc. (a)	321,900	11,324
		29,277
Hotels, Restaurants & Leisure - 4.4%
Buffalo Wild Wings, Inc. (a)	36,800	6,980
Chipotle Mexican Grill, Inc. (a)	29,585	21,006
Domino's Pizza, Inc.	184,800	19,578
Jubilant Foodworks Ltd. (a)	52,463	1,318
Starbucks Corp.	1,161,402	63,540
Wingstop, Inc.	10,192	279
Yum! Brands, Inc.	103,879	8,286
		120,987
Household Durables - 0.8%
Harman International Industries, Inc.	142,200	13,899
Toll Brothers, Inc. (a)	205,800	7,608
		21,507
Internet & Catalog Retail - 2.1%
Amazon.com, Inc. (a)	93,500	47,955
Netflix, Inc. (a)	63,700	7,327
NutriSystem, Inc.	122,400	3,425
		58,707
Leisure Products - 0.0%
NJOY, Inc. (a)(e)	202,642	0
Specialty Retail - 4.9%
AutoZone, Inc. (a)	11,100	7,947
Five Below, Inc. (a)	335,100	12,958
Home Depot, Inc.	518,244	60,355
L Brands, Inc.	87,200	7,316
Lowe's Companies, Inc.	152,700	10,562
MarineMax, Inc. (a)	209,400	3,413
Restoration Hardware Holdings, Inc. (a)	2,800	259
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	189,349	29,934
		132,744
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 1.8%
Kate Spade & Co. (a)	906,300	$ 17,183
NIKE, Inc. Class B	277,057	30,961
		48,144
TOTAL CONSUMER DISCRETIONARY		436,786
CONSUMER STAPLES - 4.7%
Beverages - 0.5%
Kweichow Moutai Co. Ltd.	64,130	1,965
The Coca-Cola Co.	317,626	12,489
		14,454
Food & Staples Retailing - 1.4%
CVS Health Corp.	187,700	19,220
Whole Foods Market, Inc.	547,883	17,949
		37,169
Food Products - 1.0%
Keurig Green Mountain, Inc.	494,391	27,983
Household Products - 0.5%
Procter & Gamble Co.	182,091	12,868
Personal Products - 1.3%
Estee Lauder Companies, Inc. Class A	101,200	8,073
Herbalife Ltd. (a)	466,166	26,837
		34,910
TOTAL CONSUMER STAPLES		127,384
ENERGY - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Cheniere Energy, Inc. (a)	109,200	6,787
Golar LNG Ltd.	346,348	13,487
		20,274
FINANCIALS - 6.4%
Banks - 0.8%
First Republic Bank	302,800	18,262
HDFC Bank Ltd. (a)	68,446	1,229
M&T Bank Corp.	25,400	3,003
		22,494
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - 3.4%
BlackRock, Inc. Class A	42,000	$ 12,704
E*TRADE Financial Corp. (a)	850,445	22,358
HFF, Inc.	199,700	7,255
Invesco Ltd.	312,323	10,653
JMP Group, Inc.	141,100	1,009
The Blackstone Group LP	875,233	29,977
Virtus Investment Partners, Inc.	80,100	9,216
		93,172
Diversified Financial Services - 1.2%
Berkshire Hathaway, Inc. Class B (a)	55,800	7,479
McGraw Hill Financial, Inc.	246,875	23,944
		31,423
Real Estate Management & Development - 0.8%
Realogy Holdings Corp. (a)	551,118	22,210
Thrifts & Mortgage Finance - 0.2%
Essent Group Ltd. (a)	229,300	6,143
TOTAL FINANCIALS		175,442
HEALTH CARE - 16.9%
Biotechnology - 10.4%
Amgen, Inc.	211,100	32,041
BioMarin Pharmaceutical, Inc. (a)	161,679	20,895
Celgene Corp. (a)	161,600	19,082
Cytokinetics, Inc. warrants 6/25/17 (a)	856,620	370
Gilead Sciences, Inc.	1,388,047	145,842
Insmed, Inc. (a)	744,220	18,189
Medivation, Inc. (a)	164,300	14,468
Ophthotech Corp. (a)	115,016	5,064
Vertex Pharmaceuticals, Inc. (a)	231,700	29,546
		285,497
Health Care Equipment & Supplies - 0.6%
Medtronic PLC	138,800	10,034
Novadaq Technologies, Inc. (a)	575,300	6,645
		16,679
Health Care Providers & Services - 0.6%
Express Scripts Holding Co. (a)	189,600	15,851
Pharmaceuticals - 5.3%
Astellas Pharma, Inc.	3,065,000	45,333
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Shire PLC	316,000	$ 24,439
Teva Pharmaceutical Industries Ltd. sponsored ADR	533,300	34,350
Valeant Pharmaceuticals International, Inc. (Canada) (a)	174,800	40,523
		144,645
TOTAL HEALTH CARE		462,672
INDUSTRIALS - 10.9%
Aerospace & Defense - 2.4%
Textron, Inc.	340,200	13,200
TransDigm Group, Inc. (a)	176,377	40,537
United Technologies Corp.	123,011	11,269
		65,006
Air Freight & Logistics - 0.6%
United Parcel Service, Inc. Class B	178,600	17,440
Airlines - 0.7%
Ryanair Holdings PLC sponsored ADR	268,780	19,608
Building Products - 1.0%
A.O. Smith Corp.	267,738	17,272
Caesarstone Sdot-Yam Ltd.	236,300	9,402
		26,674
Electrical Equipment - 0.5%
Acuity Brands, Inc.	7,700	1,500
AMETEK, Inc.	199,955	10,762
		12,262
Industrial Conglomerates - 2.9%
Danaher Corp.	674,214	58,670
Roper Industries, Inc.	126,169	20,451
		79,121
Machinery - 0.0%
Sarine Technologies Ltd.	257,200	254
Professional Services - 2.2%
CEB, Inc.	121,700	8,716
Equifax, Inc.	48,900	4,787
On Assignment, Inc. (a)	23,258	837
Resources Connection, Inc.	311,700	4,891
Robert Half International, Inc.	287,800	14,686
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - continued
Verisk Analytics, Inc. (a)	114,029	$ 8,333
WageWorks, Inc. (a)	392,900	17,606
		59,856
Trading Companies & Distributors - 0.6%
HD Supply Holdings, Inc. (a)	447,600	14,771
Summit Ascent Holdings Ltd. (a)	5,330,000	2,249
		17,020
TOTAL INDUSTRIALS		297,241
INFORMATION TECHNOLOGY - 37.9%
Electronic Equipment & Components - 0.2%
TE Connectivity Ltd.	94,423	5,598
Internet Software & Services - 19.2%
58.com, Inc. ADR (a)	99,200	4,510
Alibaba Group Holding Ltd. sponsored ADR (d)	422,400	27,929
Cvent, Inc. (a)(d)	324,878	10,247
Facebook, Inc. Class A (a)	3,112,400	278,342
Google, Inc.:
Class A (a)	231,550	150,003
Class C	42,136	26,051
Just Dial Ltd.	139,013	1,770
JUST EAT Ltd. (a)	825,555	4,993
Shopify, Inc. Class A (d)	3,600	100
Textura Corp. (a)(d)	569,489	14,727
Zillow Group, Inc. (a)(d)	69,800	1,772
Zillow Group, Inc. Class C (a)(d)	139,600	3,443
		523,887
IT Services - 2.9%
Cognizant Technology Solutions Corp. Class A (a)	311,600	19,612
Global Payments, Inc.	37,600	4,188
MasterCard, Inc. Class A	81,000	7,482
Visa, Inc. Class A	672,532	47,952
		79,234
Semiconductors & Semiconductor Equipment - 0.5%
Maxim Integrated Products, Inc.	168,728	5,681
Monolithic Power Systems, Inc.	162,432	7,811
		13,492
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 10.1%
Activision Blizzard, Inc.	246,600	$ 7,060
Adobe Systems, Inc. (a)	432,300	33,966
Computer Modelling Group Ltd. (d)	627,900	5,842
CyberArk Software Ltd. (a)(d)	127,200	6,494
Electronic Arts, Inc. (a)	767,645	50,780
Fleetmatics Group PLC (a)	284,100	12,716
HubSpot, Inc.	58,300	2,757
Intuit, Inc.	86,400	7,409
Mobileye NV (a)(d)	434,000	24,547
Red Hat, Inc. (a)	280,800	20,277
Salesforce.com, Inc. (a)	928,292	64,386
ServiceNow, Inc. (a)	215,100	15,263
SolarWinds, Inc. (a)	507,481	20,172
SS&C Technologies Holdings, Inc.	80,246	5,436
		277,105
Technology Hardware, Storage & Peripherals - 5.0%
Apple, Inc.	1,071,827	120,859
Nimble Storage, Inc. (a)(d)	550,800	14,684
		135,543
TOTAL INFORMATION TECHNOLOGY		1,034,859
MATERIALS - 0.4%
Chemicals - 0.4%
CF Industries Holdings, Inc.	193,400	11,097
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
SBA Communications Corp. Class A (a)	53,500	6,324
TOTAL COMMON STOCKS (Cost $2,146,869)		2,572,079
Convertible Preferred Stocks - 1.0%

CONSUMER DISCRETIONARY - 0.2%
Household Durables - 0.2%
Blu Homes, Inc. Series A, 5.00% (a)(e)	875,350	5,847
Convertible Preferred Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 0.8%
Internet Software & Services - 0.7%
Uber Technologies, Inc. Series D, 8.00% (a)(e)	485,012	$ 19,226
IT Services - 0.1%
AppNexus, Inc. Series E (a)(e)	105,425	2,634
TOTAL INFORMATION TECHNOLOGY		21,860
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $13,680)		27,707
Money Market Funds - 7.2%

Fidelity Cash Central Fund, 0.15% (b)	121,897,434	121,897
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	75,019,855	75,020
TOTAL MONEY MARKET FUNDS (Cost $196,917)		196,917
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $2,357,466)		2,796,703
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(65,326)
NET ASSETS - 100%		$ 2,731,377
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $27,707,000 or 1.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
AppNexus, Inc. Series E	8/1/14	$ 2,112
Blu Homes, Inc. Series A, 5.00%	6/21/13	$ 4,044
NJOY, Inc.	9/11/13	$ 1,637
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$ 7,524
Values shown as $0 may reflect amounts less than $500.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 134
Fidelity Securities Lending Cash Central Fund	370
Total	$ 504
Other Information

The following is a summary of the inputs used, as of August 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 442,633	$ 436,786	$ -	$ 5,847
Consumer Staples	127,384	127,384	-	-
Energy	20,274	20,274	-	-
Financials	175,442	174,213	1,229	-
Health Care	462,672	392,530	70,142	-
Industrials	297,241	297,241	-	-
Information Technology	1,056,719	1,034,859	-	21,860
Materials	11,097	11,097	-	-
Telecommunication Services	6,324	6,324	-	-
Money Market Funds	196,917	196,917	-	-
Total Investments in Securities:	$ 2,796,703	$ 2,697,625	$ 71,371	$ 27,707
Income Tax Information

At August 31, 2015, the cost of investment securities for income tax purposes was $2,360,976,000. Net unrealized appreciation aggregated $435,727,000, of which $545,829,000 related to appreciated investment securities and $110,102,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments August 31, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity Advisor® Equity
Income Fund

August 31, 2015

1.805771.111

EPI-QTLY-1015

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 7.3%
Automobiles - 0.8%
General Motors Co.	556,900	$ 16,395
Hotels, Restaurants & Leisure - 1.4%
Dunkin' Brands Group, Inc.	94,300	4,730
McDonald's Corp.	183,317	17,419
Yum! Brands, Inc.	98,321	7,843
		29,992
Household Durables - 0.5%
M.D.C. Holdings, Inc.	185,600	5,288
Tupperware Brands Corp. (f)	112,200	5,748
		11,036
Leisure Products - 0.8%
Mattel, Inc. (f)	422,600	9,902
New Academy Holding Co. LLC unit (a)(j)(k)	52,800	7,913
		17,815
Media - 1.3%
Comcast Corp. Class A	481,074	27,099
Multiline Retail - 1.7%
Kohl's Corp.	76,048	3,881
Macy's, Inc.	165,500	9,700
Target Corp.	312,155	24,258
		37,839
Specialty Retail - 0.8%
Foot Locker, Inc. (i)	108,700	7,695
GNC Holdings, Inc.	167,000	7,816
Stage Stores, Inc. (f)	242,700	2,607
		18,118
TOTAL CONSUMER DISCRETIONARY		158,294
CONSUMER STAPLES - 8.9%
Beverages - 1.0%
Anheuser-Busch InBev SA NV ADR	53,000	5,772
Molson Coors Brewing Co. Class B	167,305	11,392
The Coca-Cola Co.	112,700	4,431
		21,595
Food & Staples Retailing - 3.0%
CVS Health Corp.	319,100	32,676
Tesco PLC	747,300	2,169
Wal-Mart Stores, Inc.	265,150	17,163
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Walgreens Boots Alliance, Inc. (i)	98,744	$ 8,546
Whole Foods Market, Inc.	91,200	2,988
		63,542
Food Products - 1.1%
B&G Foods, Inc. Class A	111,554	3,390
Sanderson Farms, Inc. (f)	35,200	2,430
The Hershey Co.	196,900	17,626
		23,446
Household Products - 2.8%
Procter & Gamble Co.	861,017	60,848
Personal Products - 0.2%
Avon Products, Inc. (f)	919,800	4,774
Tobacco - 0.8%
Philip Morris International, Inc. (i)	156,912	12,522
Reynolds American, Inc. (i)	51,891	4,346
		16,868
TOTAL CONSUMER STAPLES		191,073
ENERGY - 10.9%
Energy Equipment & Services - 0.7%
Ensco PLC Class A	230,124	4,168
National Oilwell Varco, Inc.	87,349	3,697
Oceaneering International, Inc.	61,100	2,677
Schlumberger Ltd.	57,300	4,433
		14,975
Oil, Gas & Consumable Fuels - 10.2%
Anadarko Petroleum Corp.	205,745	14,727
Apache Corp.	283,327	12,818
Avance Gas Holding Ltd. (f)	132,277	1,823
BG Group PLC	601,300	9,126
BW LPG Ltd.	267,478	1,720
Cameco Corp.	123,900	1,743
Chevron Corp.	807,369	65,389
CONSOL Energy, Inc. (f)	320,375	4,879
Foresight Energy LP	161,400	1,353
Golar LNG Ltd.	42,000	1,635
Kinder Morgan, Inc.	345,300	11,191
Legacy Reserves LP	505,299	3,289
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Markwest Energy Partners LP	257,891	$ 14,537
Noble Energy, Inc.	202,600	6,769
Suncor Energy, Inc.	785,900	22,258
The Williams Companies, Inc. (i)	588,750	28,378
Williams Partners LP	453,127	18,057
WPX Energy, Inc. (a)	89,067	651
		220,343
TOTAL ENERGY		235,318
FINANCIALS - 25.5%
Banks - 12.7%
Bank of America Corp.	1,241,300	20,283
BB&T Corp.	49,400	1,824
Comerica, Inc.	230,380	10,137
First Niagara Financial Group, Inc.	767,600	7,100
FirstMerit Corp.	395,240	7,099
JPMorgan Chase & Co. (i)	1,391,657	89,205
KeyCorp	533,000	7,323
Lloyds Banking Group PLC	1,703,700	2,008
M&T Bank Corp.	241,817	28,592
Regions Financial Corp.	1,356,600	13,010
Standard Chartered PLC (United Kingdom)	446,342	5,240
SunTrust Banks, Inc.	367,400	14,832
U.S. Bancorp (i)	748,500	31,699
Wells Fargo & Co. (i)	650,850	34,710
		273,062
Capital Markets - 5.7%
Apollo Investment Corp. (f)	860,457	5,602
Ares Capital Corp.	487,642	7,690
Ares Management LP	203,499	3,510
Greenhill & Co., Inc.	16,693	586
KKR & Co. LP	1,665,196	31,789
Morgan Stanley	224,942	7,749
Pershing Square Holdings Ltd. (a)	43,289	1,112
State Street Corp.	321,999	23,158
The Blackstone Group LP (i)	1,118,203	38,298
TPG Specialty Lending, Inc.	156,400	2,731
		122,225
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - 4.8%
ACE Ltd. (i)	208,611	$ 21,312
Allied World Assur Co. Holdings AG	20,421	816
MetLife, Inc.	714,957	35,819
Prudential Financial, Inc.	142,998	11,540
The Chubb Corp.	210,467	25,427
The Travelers Companies, Inc.	87,449	8,706
		103,620
Real Estate Investment Trusts - 2.1%
American Capital Agency Corp.	342,980	6,561
Annaly Capital Management, Inc.	591,094	5,946
Care Capital Properties, Inc.	15,273	486
Coresite Realty Corp.	44,420	2,163
Cousins Properties, Inc.	359,700	3,298
Duke Realty LP	315,500	5,698
First Potomac Realty Trust	496,777	5,221
Piedmont Office Realty Trust, Inc. Class A (f)	272,135	4,615
Retail Properties America, Inc.	265,297	3,621
Sabra Health Care REIT, Inc.	70,700	1,695
Two Harbors Investment Corp.	339,041	3,207
Ventas, Inc.	61,094	3,361
		45,872
Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc.	239,290	4,302
TOTAL FINANCIALS		549,081
HEALTH CARE - 9.6%
Biotechnology - 0.5%
Amgen, Inc. (i)	64,049	9,721
Health Care Equipment & Supplies - 1.9%
Baxter International, Inc.	140,400	5,398
DENTSPLY International, Inc.	81,300	4,261
Medtronic PLC (i)	364,482	26,348
St. Jude Medical, Inc. (i)	66,462	4,706
		40,713
Health Care Providers & Services - 0.0%
Anthem, Inc.	44	6
Pharmaceuticals - 7.2%
AbbVie, Inc.	134,500	8,394
GlaxoSmithKline PLC	914,000	18,662
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Johnson & Johnson	1,119,718	$ 105,236
Pfizer, Inc. (i)	396,113	12,763
Sanofi SA	73,234	7,203
Teva Pharmaceutical Industries Ltd. sponsored ADR	60,000	3,865
		156,123
TOTAL HEALTH CARE		206,563
INDUSTRIALS - 11.6%
Aerospace & Defense - 1.8%
The Boeing Co.	122,300	15,982
United Technologies Corp.	248,007	22,720
		38,702
Air Freight & Logistics - 3.1%
C.H. Robinson Worldwide, Inc.	89,979	6,067
PostNL NV (a)	1,871,900	7,073
United Parcel Service, Inc. Class B	541,090	52,837
		65,977
Airlines - 0.2%
Copa Holdings SA Class A	80,500	4,127
Commercial Services & Supplies - 0.5%
KAR Auction Services, Inc.	215,104	7,967
Republic Services, Inc.	60,089	2,462
		10,429
Electrical Equipment - 1.2%
Eaton Corp. PLC	203,500	11,612
Emerson Electric Co.	312,370	14,906
		26,518
Industrial Conglomerates - 4.1%
General Electric Co.	3,555,433	88,246
Machinery - 0.6%
Cummins, Inc.	31,200	3,799
Deere & Co.	112,700	9,217
		13,016
Professional Services - 0.1%
Acacia Research Corp. (f)	254,660	2,424
TOTAL INDUSTRIALS		249,439
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 11.6%
Communications Equipment - 2.9%
Cisco Systems, Inc.	1,451,153	$ 37,556
QUALCOMM, Inc.	441,089	24,957
		62,513
Electronic Equipment & Components - 0.4%
Hitachi Ltd.	536,000	3,005
TE Connectivity Ltd.	98,930	5,866
		8,871
Internet Software & Services - 0.4%
Yahoo!, Inc. (a)	257,000	8,286
IT Services - 2.5%
IBM Corp.	255,823	37,834
Paychex, Inc. (i)	366,578	16,371
		54,205
Semiconductors & Semiconductor Equipment - 1.6%
Applied Materials, Inc.	668,577	10,754
Broadcom Corp. Class A	282,729	14,609
Maxim Integrated Products, Inc.	288,600	9,717
		35,080
Software - 1.1%
Microsoft Corp.	546,738	23,794
Technology Hardware, Storage & Peripherals - 2.7%
EMC Corp.	1,412,500	35,129
First Data Holdings, Inc. Class B (a)(k)	2,464,780	12,176
Hewlett-Packard Co.	173,100	4,857
Seagate Technology LLC	103,600	5,325
		57,487
TOTAL INFORMATION TECHNOLOGY		250,236
MATERIALS - 1.6%
Chemicals - 0.7%
LyondellBasell Industries NV Class A	67,300	5,746
Potash Corp. of Saskatchewan, Inc.	291,100	7,581
Syngenta AG sponsored ADR	4,500	312
Tronox Ltd. Class A	174,965	1,408
		15,047
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Containers & Packaging - 0.5%
Packaging Corp. of America	92,600	$ 6,214
WestRock Co.	76,400	4,534
		10,748
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	309,614	3,294
Nucor Corp.	103,100	4,463
		7,757
TOTAL MATERIALS		33,552
TELECOMMUNICATION SERVICES - 4.0%
Diversified Telecommunication Services - 3.4%
AT&T, Inc.	874,027	29,018
TDC A/S	845,000	5,347
Verizon Communications, Inc.	838,690	38,588
		72,953
Wireless Telecommunication Services - 0.6%
KDDI Corp.	76,000	1,886
Vodafone Group PLC	3,272,382	11,268
		13,154
TOTAL TELECOMMUNICATION SERVICES		86,107
UTILITIES - 4.8%
Electric Utilities - 4.4%
American Electric Power Co., Inc.	210,515	11,429
Entergy Corp.	118,500	7,742
Exelon Corp.	907,700	27,921
NextEra Energy, Inc.	40,086	3,945
PPL Corp.	647,800	20,075
Southern Co.	493,925	21,441
Xcel Energy, Inc.	100,900	3,403
		95,956
Independent Power and Renewable Electricity Producers - 0.1%
NRG Yield, Inc. Class C	85,300	1,370
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - 0.3%
CenterPoint Energy, Inc.	299,400	$ 5,575
TOTAL UTILITIES		102,901
TOTAL COMMON STOCKS (Cost $1,966,304)		2,062,564
Preferred Stocks - 0.3%

Convertible Preferred Stocks - 0.2%
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Allergan PLC 5.50%	1,200	1,232
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. Series A 5.50%	18,100	1,249
UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Dynegy, Inc. 5.375%	11,000	1,029
TOTAL CONVERTIBLE PREFERRED STOCKS		3,510
Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Consumer Finance - 0.1%
Ally Financial, Inc. 7.00% (g)	2,265	2,290
TOTAL PREFERRED STOCKS (Cost $5,015)		5,800
Corporate Bonds - 0.8%
		Principal Amount (000s) (e)	Value (000s)
Convertible Bonds - 0.5%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen International Finance NV 5.5% 11/9/15 (g)	EUR	2,400	$ 2,752
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Amyris, Inc. 3% 2/27/17		516	461
Clean Energy Fuels Corp. 5.25% 10/1/18 (g)		370	257
Scorpio Tankers, Inc. 2.375% 7/1/19 (g)		3,060	3,150
			3,868
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.1%
InterDigital, Inc. 1.5% 3/1/20 (g)		2,820	2,709
Internet Software & Services - 0.1%
Twitter, Inc. 1% 9/15/21 (g)		1,300	1,107
Semiconductors & Semiconductor Equipment - 0.0%
GT Advanced Technologies, Inc.:
3% 10/1/17 (d)		1,510	378
3% 12/15/20 (d)		2,160	540
			918
TOTAL INFORMATION TECHNOLOGY			4,734
TOTAL CONVERTIBLE BONDS			11,354
Nonconvertible Bonds - 0.3%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Altice SA 7.625% 2/15/25 (g)		1,505	1,430
CONSUMER STAPLES - 0.2%
Food Products - 0.1%
H.J. Heinz Co. 4.875% 2/15/25 (g)		963	1,039
Post Holdings, Inc. 7.375% 2/15/22		1,330	1,363
			2,402
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Tobacco - 0.1%
Vector Group Ltd. 7.75% 2/15/21		$ 1,350	$ 1,436
TOTAL CONSUMER STAPLES			3,838
MATERIALS - 0.0%
Metals & Mining - 0.0%
Walter Energy, Inc. 8.5% 4/15/21 (d)		2,030	10
TOTAL NONCONVERTIBLE BONDS			5,278
TOTAL CORPORATE BONDS (Cost $22,563)			16,632
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Baggot Securities Ltd. 10.24% (g)(h) (Cost $1,520)	EUR	990	1,194
Money Market Funds - 3.8%
	Shares
Fidelity Cash Central Fund, 0.15% (b)	60,667,889	60,668
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	22,569,631	22,570
TOTAL MONEY MARKET FUNDS (Cost $83,238)		83,238
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $2,078,640)		2,169,428
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(16,144)
NET ASSETS - 100%		$ 2,153,284
Written Options
	Expiration Date/Exercise Price	Number of Contracts	Premium (000s)	Value (000s)
Call Options
ACE Ltd.	11/20/15 - $115.00	1,003	$ 133	$ (50)
Amgen, Inc.	10/16/15 - $185.00	242	77	(2)
Foot Locker, Inc.	9/18/15 - $75.00	987	121	(32)
JPMorgan Chase & Co.	11/20/15 - $70.00	3,735	604	(303)
JPMorgan Chase & Co.	11/20/15 - $67.50	3,674	433	(556)
Medtronic PLC	11/20/15 - $82.50	918	80	(24)
Paychex, Inc.	12/18/15 - $50.00	1,853	152	(56)
Pfizer, Inc.	10/16/15 - $38.00	1,020	19	(4)
Philip Morris International, Inc.	12/18/15 - $90.00	794	72	(27)
Reynolds American, Inc.	11/20/15 - $46.25	124	14	(10)
St. Jude Medical, Inc.	10/16/15 - $75.00	332	39	(45)
The Blackstone Group LP	9/18/15 - $45.00	1,157	70	(5)
The Williams Companies, Inc.	11/20/15 - $52.50	992	123	(310)
U.S. Bancorp	11/20/15 - $44.00	3,765	231	(377)
Walgreens Boots Alliance, Inc.	10/16/15 - $100.00	493	54	(10)
Wells Fargo & Co.	10/16/15 - $60.00	2,217	109	(28)
Wells Fargo & Co.	11/20/15 - $55.00	1,645	166	(243)
TOTAL WRITTEN OPTIONS			$ 2,497	$ (2,082)
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Amount is stated in United States dollars unless otherwise noted.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $15,928,000 or 0.7% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
(i) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $145,874,000.
(j) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $20,089,000 or 0.9% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
First Data Holdings, Inc. Class B	6/26/14	$ 9,859
New Academy Holding Co. LLC unit	8/1/11	$ 5,565
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 105
Fidelity Securities Lending Cash Central Fund	118
Total	$ 223
Other Information

The following is a summary of the inputs used, as of August 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 158,294	$ 150,381	$ -	$ 7,913
Consumer Staples	191,073	188,904	2,169	-
Energy	235,318	226,192	9,126	-
Financials	551,371	547,073	4,298	-
Health Care	207,795	181,930	25,865	-
Industrials	249,439	249,439	-	-
Information Technology	250,236	235,055	3,005	12,176
Materials	33,552	33,552	-	-
Telecommunication Services	87,356	74,202	13,154	-
Utilities	103,930	103,930	-	-
Corporate Bonds	16,632	-	16,632	-
Preferred Securities	1,194	-	1,194	-
Money Market Funds	83,238	83,238	-	-
Total Investments in Securities:	$ 2,169,428	$ 2,073,896	$ 75,443	$ 20,089
Derivative Instruments:
Liabilities
Written Options	$ (2,082)	$ (2,082)	$ -	$ -
Income Tax Information

At August 31, 2015, the cost of investment securities for income tax purposes was $2,089,111,000. Net unrealized appreciation aggregated $80,317,000, of which $265,788,000 related to appreciated investment securities and $185,471,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments August 31, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity Advisor® Equity Value Fund

August 31, 2015

1.805757.111

AEV-QTLY-1015

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.3%
	Shares	Value
CONSUMER DISCRETIONARY - 10.5%
Auto Components - 0.5%
Hyundai Mobis	4,160	$ 726,350
Automobiles - 0.7%
Harley-Davidson, Inc.	18,700	1,048,135
Diversified Consumer Services - 0.2%
Steiner Leisure Ltd. (a)	6,132	390,424
Leisure Products - 0.9%
Mattel, Inc. (d)	55,000	1,288,650
Media - 3.7%
Corus Entertainment, Inc. Class B (non-vtg.) (d)	48,700	528,978
John Wiley & Sons, Inc. Class A	19,515	1,006,193
Starz Series A (a)	46,200	1,737,582
Viacom, Inc. Class B (non-vtg.)	54,500	2,221,965
		5,494,718
Multiline Retail - 0.9%
Macy's, Inc.	22,547	1,321,480
Specialty Retail - 2.5%
AutoZone, Inc. (a)	2,015	1,442,720
Bed Bath & Beyond, Inc. (a)	17,900	1,111,769
GNC Holdings, Inc.	26,200	1,226,160
		3,780,649
Textiles, Apparel & Luxury Goods - 1.1%
Coach, Inc.	25,865	782,416
Michael Kors Holdings Ltd. (a)	18,300	795,318
		1,577,734
TOTAL CONSUMER DISCRETIONARY		15,628,140
CONSUMER STAPLES - 4.5%
Beverages - 0.6%
C&C Group PLC	232,281	925,322
Food & Staples Retailing - 2.2%
Tesco PLC	254,000	737,217
Wal-Mart Stores, Inc.	40,000	2,589,200
		3,326,417
Food Products - 1.2%
Seaboard Corp. (a)	200	664,048
The J.M. Smucker Co.	8,779	1,033,464
		1,697,512
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - 0.5%
British American Tobacco PLC sponsored ADR	7,155	$ 758,287
TOTAL CONSUMER STAPLES		6,707,538
ENERGY - 8.1%
Energy Equipment & Services - 0.8%
BW Offshore Ltd.	1,326,000	496,911
National Oilwell Varco, Inc.	14,600	618,018
		1,114,929
Oil, Gas & Consumable Fuels - 7.3%
Chevron Corp.	42,897	3,474,228
Exxon Mobil Corp.	28,272	2,127,185
Marathon Petroleum Corp.	25,400	1,201,674
Phillips 66 Co.	15,700	1,241,399
Suncor Energy, Inc.	81,900	2,319,545
Woodside Petroleum Ltd.	22,580	518,388
		10,882,419
TOTAL ENERGY		11,997,348
FINANCIALS - 28.6%
Banks - 11.2%
JPMorgan Chase & Co.	97,652	6,259,493
Regions Financial Corp.	110,500	1,059,695
SunTrust Banks, Inc.	29,500	1,190,915
U.S. Bancorp	71,166	3,013,880
Wells Fargo & Co.	94,632	5,046,725
		16,570,708
Capital Markets - 2.1%
Fortress Investment Group LLC	210,800	1,222,640
GP Investments Ltd. Class A (depositary receipt) (a)	208,800	359,836
The Blackstone Group LP	46,200	1,582,350
		3,164,826
Consumer Finance - 3.0%
American Express Co.	10,100	774,872
Capital One Financial Corp.	29,318	2,279,475
Discover Financial Services	26,100	1,402,353
		4,456,700
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - 2.9%
Berkshire Hathaway, Inc. Class B (a)	32,369	$ 4,338,741
Insurance - 5.5%
ACE Ltd.	14,700	1,501,752
Allied World Assurance Co. Holdings AG	23,900	954,566
Allstate Corp.	22,900	1,334,612
FNF Group	31,780	1,157,110
FNFV Group (a)	41,292	597,495
Prudential PLC	34,419	742,843
The Travelers Companies, Inc.	17,987	1,790,606
		8,078,984
Real Estate Investment Trusts - 3.9%
American Capital Agency Corp.	98,801	1,890,063
Annaly Capital Management, Inc.	203,805	2,050,278
MFA Financial, Inc.	262,536	1,866,631
		5,806,972
TOTAL FINANCIALS		42,416,931
HEALTH CARE - 11.7%
Biotechnology - 1.2%
Amgen, Inc.	11,900	1,806,182
Health Care Providers & Services - 2.4%
Express Scripts Holding Co. (a)	22,199	1,855,836
Laboratory Corp. of America Holdings (a)	14,700	1,731,807
		3,587,643
Pharmaceuticals - 8.1%
GlaxoSmithKline PLC sponsored ADR	27,124	1,110,185
Johnson & Johnson	51,792	4,867,412
Sanofi SA sponsored ADR	48,900	2,392,188
Teva Pharmaceutical Industries Ltd. sponsored ADR	56,832	3,660,549
		12,030,334
TOTAL HEALTH CARE		17,424,159
INDUSTRIALS - 7.4%
Aerospace & Defense - 1.2%
United Technologies Corp.	19,400	1,777,234
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - 1.1%
Babcock & Wilcox Enterprises, Inc. (a)	22,750	$ 419,738
BWX Technologies, Inc.	45,500	1,206,660
		1,626,398
Industrial Conglomerates - 2.9%
General Electric Co.	172,500	4,281,450
Machinery - 2.1%
Deere & Co.	30,110	2,462,396
Valmont Industries, Inc.	6,500	690,885
		3,153,281
Professional Services - 0.1%
VSE Corp.	2,200	91,036
TOTAL INDUSTRIALS		10,929,399
INFORMATION TECHNOLOGY - 16.5%
Communications Equipment - 3.3%
Cisco Systems, Inc.	99,282	2,569,418
Harris Corp.	29,900	2,296,918
		4,866,336
Electronic Equipment & Components - 1.2%
Keysight Technologies, Inc. (a)	27,100	868,284
TE Connectivity Ltd.	15,298	907,018
		1,775,302
Internet Software & Services - 1.5%
Google, Inc. Class A (a)	3,500	2,267,370
IT Services - 2.3%
IBM Corp.	13,540	2,002,431
The Western Union Co.	72,800	1,342,432
		3,344,863
Software - 4.4%
Microsoft Corp.	56,100	2,441,472
Oracle Corp.	109,687	4,068,291
		6,509,763
Technology Hardware, Storage & Peripherals - 3.8%
Apple, Inc.	7,500	845,700
EMC Corp.	70,000	1,740,900
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - continued
Hewlett-Packard Co.	51,439	$ 1,443,378
Samsung Electronics Co. Ltd.	1,774	1,633,482
		5,663,460
TOTAL INFORMATION TECHNOLOGY		24,427,094
MATERIALS - 2.8%
Chemicals - 2.3%
Agrium, Inc.	14,900	1,547,194
CF Industries Holdings, Inc.	33,275	1,909,320
		3,456,514
Paper & Forest Products - 0.5%
Schweitzer-Mauduit International, Inc.	19,700	696,001
TOTAL MATERIALS		4,152,515
UTILITIES - 3.2%
Electric Utilities - 3.2%
American Electric Power Co., Inc.	21,300	1,156,377
Edison International	10,893	637,023
Exelon Corp.	62,700	1,928,652
Xcel Energy, Inc.	30,100	1,015,273
		4,737,325
TOTAL COMMON STOCKS (Cost $140,278,975)		138,420,449
U.S. Treasury Obligations - 0.2%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.05% 11/27/15 (e) (Cost $259,968)	$ 260,000	259,999
Money Market Funds - 7.6%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (b)	9,403,184	$ 9,403,184
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	1,819,875	1,819,875
TOTAL MONEY MARKET FUNDS (Cost $11,223,059)		11,223,059
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $151,762,002)		149,903,507
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(1,622,223)
NET ASSETS - 100%		$ 148,281,284
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
93 ICE Russell 1000 Value Index Contracts (United States)	Sept. 2015	$ 8,824,770	$ 13,536

The face value of futures purchased as a percentage of net assets is 6%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $259,999.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,839
Fidelity Securities Lending Cash Central Fund	7,898
Total	$ 17,737
Other Information

The following is a summary of the inputs used, as of August 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 15,628,140	$ 15,628,140	$ -	$ -
Consumer Staples	6,707,538	5,970,321	737,217	-
Energy	11,997,348	11,997,348	-	-
Financials	42,416,931	41,674,088	742,843	-
Health Care	17,424,159	17,424,159	-	-
Industrials	10,929,399	10,929,399	-	-
Information Technology	24,427,094	24,427,094	-	-
Materials	4,152,515	4,152,515	-	-
Utilities	4,737,325	4,737,325	-	-
U.S. Government and Government Agency Obligations	259,999	-	259,999	-
Money Market Funds	11,223,059	11,223,059	-	-
Total Investments in Securities:	$ 149,903,507	$ 148,163,448	$ 1,740,059	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 13,536	$ 13,536	$ -	$ -
Income Tax Information

At August 31, 2015, the cost of investment securities for income tax purposes was $152,083,818. Net unrealized depreciation aggregated $2,180,311, of which $10,296,902 related to appreciated investment securities and $12,477,213 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments August 31, 2015 (Unaudited)

Quarterly Holdings Report
for
Fidelity Advisor® Growth &
Income Fund

August 31, 2015

1.805763.111

AGAI-QTLY-1015

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.5%
Automobiles - 0.1%
Harley-Davidson, Inc.	14,100	$ 790
Diversified Consumer Services - 0.4%
H&R Block, Inc.	56,126	1,909
Hotels, Restaurants & Leisure - 1.0%
Las Vegas Sands Corp.	31,700	1,465
Yum! Brands, Inc.	47,061	3,754
		5,219
Household Durables - 0.2%
Tupperware Brands Corp.	20,900	1,071
Leisure Products - 0.1%
Mattel, Inc.	28,500	668
Media - 4.3%
Comcast Corp. Class A (special) (non-vtg.)	173,629	9,939
Scripps Networks Interactive, Inc. Class A (e)	35,672	1,894
Sinclair Broadcast Group, Inc. Class A (e)	65,327	1,749
Time Warner, Inc.	88,518	6,294
Viacom, Inc. Class B (non-vtg.)	72,600	2,960
		22,836
Multiline Retail - 2.2%
Dillard's, Inc. Class A	3,300	305
Target Corp.	148,799	11,563
		11,868
Specialty Retail - 1.2%
Lowe's Companies, Inc.	89,557	6,195
TOTAL CONSUMER DISCRETIONARY		50,556
CONSUMER STAPLES - 8.3%
Beverages - 2.9%
Diageo PLC	109,814	2,910
Molson Coors Brewing Co. Class B	8,600	586
PepsiCo, Inc.	31,743	2,950
SABMiller PLC	25,700	1,204
The Coca-Cola Co.	199,084	7,828
		15,478
Food & Staples Retailing - 1.1%
CVS Health Corp.	38,951	3,989
Walgreens Boots Alliance, Inc.	22,882	1,980
		5,969
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - 0.1%
The J.M. Smucker Co.	2,100	$ 247
Household Products - 2.0%
Procter & Gamble Co.	150,335	10,624
Tobacco - 2.2%
British American Tobacco PLC sponsored ADR	36,876	3,908
Imperial Tobacco Group PLC	17,502	848
Philip Morris International, Inc.	70,238	5,605
Reynolds American, Inc.	17,600	1,474
		11,835
TOTAL CONSUMER STAPLES		44,153
ENERGY - 9.3%
Energy Equipment & Services - 1.3%
Baker Hughes, Inc.	7,700	431
Ensco PLC Class A	122,641	2,221
National Oilwell Varco, Inc.	14,600	618
Oceaneering International, Inc.	49,900	2,187
Schlumberger Ltd.	20,934	1,620
		7,077
Oil, Gas & Consumable Fuels - 8.0%
Apache Corp.	78,141	3,535
Cenovus Energy, Inc.	34,300	497
Chevron Corp.	124,863	10,113
ConocoPhillips Co.	56,800	2,792
EQT Midstream Partners LP	10,600	825
Foresight Energy LP	14,800	124
Golar LNG Ltd.	43,000	1,674
Imperial Oil Ltd.	112,900	3,986
Kinder Morgan, Inc.	62,500	2,026
Legacy Reserves LP	89,800	585
Markwest Energy Partners LP	62,305	3,512
PrairieSky Royalty Ltd. (e)	42,100	882
Suncor Energy, Inc.	285,490	8,086
The Williams Companies, Inc.	63,231	3,048
Williams Partners LP	24,220	965
		42,650
TOTAL ENERGY		49,727
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 22.1%
Banks - 14.9%
Bank of America Corp.	862,042	$ 14,086
Citigroup, Inc.	273,322	14,617
Comerica, Inc.	28,900	1,272
Commerce Bancshares, Inc.	17,300	775
Fifth Third Bancorp	65,700	1,309
First Republic Bank	4,800	289
JPMorgan Chase & Co.	364,543	23,370
Lloyds Banking Group PLC	240,500	283
M&T Bank Corp.	14,500	1,714
PNC Financial Services Group, Inc.	33,816	3,081
Regions Financial Corp.	228,800	2,194
Standard Chartered PLC (United Kingdom)	148,142	1,739
SunTrust Banks, Inc.	126,335	5,100
U.S. Bancorp	137,230	5,812
UMB Financial Corp.	13,300	667
Wells Fargo & Co.	55,850	2,978
		79,286
Capital Markets - 5.1%
Charles Schwab Corp.	100,013	3,038
Invesco Ltd.	7,900	269
KKR & Co. LP	158,013	3,016
Morgan Stanley	117,830	4,059
Northern Trust Corp.	54,540	3,809
Oaktree Capital Group LLC Class A	20,100	1,065
State Street Corp.	123,070	8,851
The Blackstone Group LP	56,700	1,942
TPG Specialty Lending, Inc.	61,801	1,079
		27,128
Insurance - 1.4%
ACE Ltd.	3,700	378
Marsh & McLennan Companies, Inc.	22,766	1,223
MetLife, Inc.	84,005	4,209
Principal Financial Group, Inc.	38,700	1,949
		7,759
Real Estate Investment Trusts - 0.4%
American Tower Corp.	6,400	590
First Potomac Realty Trust	13,272	139
Sabra Health Care REIT, Inc.	17,100	410
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Ventas, Inc.	10,800	$ 594
WP Carey, Inc.	9,500	546
		2,279
Thrifts & Mortgage Finance - 0.3%
Radian Group, Inc.	83,790	1,507
TOTAL FINANCIALS		117,959
HEALTH CARE - 10.2%
Biotechnology - 1.7%
Amgen, Inc.	33,992	5,159
Biogen, Inc. (a)	10,300	3,062
Intercept Pharmaceuticals, Inc. (a)	3,500	664
		8,885
Health Care Equipment & Supplies - 1.5%
Abbott Laboratories	32,426	1,469
Ansell Ltd.	20,366	321
Medtronic PLC	37,942	2,743
St. Jude Medical, Inc.	11,100	786
Zimmer Biomet Holdings, Inc.	24,390	2,526
		7,845
Health Care Providers & Services - 1.6%
Cardinal Health, Inc.	12,500	1,028
Express Scripts Holding Co. (a)	18,400	1,538
McKesson Corp.	24,033	4,748
Patterson Companies, Inc.	28,600	1,311
		8,625
Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc.	22,600	821
Pharmaceuticals - 5.3%
AbbVie, Inc.	13,600	849
Astellas Pharma, Inc.	57,700	853
GlaxoSmithKline PLC sponsored ADR	165,609	6,778
Johnson & Johnson	105,001	9,868
Novartis AG sponsored ADR	14,201	1,381
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Teva Pharmaceutical Industries Ltd. sponsored ADR	116,074	$ 7,476
Theravance, Inc. (e)	66,200	921
		28,126
TOTAL HEALTH CARE		54,302
INDUSTRIALS - 12.4%
Aerospace & Defense - 2.2%
Meggitt PLC	214,209	1,569
Rolls-Royce Group PLC	12,000	137
The Boeing Co.	51,394	6,716
United Technologies Corp.	34,231	3,136
		11,558
Air Freight & Logistics - 1.7%
C.H. Robinson Worldwide, Inc.	4,400	297
PostNL NV (a)	351,100	1,327
United Parcel Service, Inc. Class B	77,679	7,585
		9,209
Airlines - 0.2%
Copa Holdings SA Class A	20,800	1,066
Building Products - 0.2%
Lennox International, Inc.	8,400	992
Commercial Services & Supplies - 0.7%
ADT Corp. (e)	73,283	2,402
KAR Auction Services, Inc.	37,600	1,393
		3,795
Electrical Equipment - 0.7%
Emerson Electric Co.	41,600	1,985
Hubbell, Inc. Class B	19,212	1,896
		3,881
Industrial Conglomerates - 3.5%
General Electric Co.	743,493	18,453
Machinery - 0.7%
Deere & Co.	17,700	1,448
Donaldson Co., Inc.	17,900	560
IMI PLC	30,900	492
Joy Global, Inc. (e)	12,100	293
Pentair PLC	9,000	498
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Valmont Industries, Inc.	3,400	$ 361
Xylem, Inc.	5,400	175
		3,827
Professional Services - 0.0%
Acacia Research Corp.	32,364	308
Road & Rail - 2.0%
CSX Corp.	156,233	4,278
J.B. Hunt Transport Services, Inc.	42,920	3,124
Kansas City Southern	15,805	1,466
Norfolk Southern Corp.	19,708	1,535
Union Pacific Corp.	600	51
		10,454
Trading Companies & Distributors - 0.5%
W.W. Grainger, Inc. (e)	1,400	313
Watsco, Inc.	18,264	2,237
		2,550
TOTAL INDUSTRIALS		66,093
INFORMATION TECHNOLOGY - 21.9%
Communications Equipment - 3.0%
Cisco Systems, Inc.	286,571	7,416
QUALCOMM, Inc.	157,113	8,889
		16,305
Internet Software & Services - 3.5%
Google, Inc.:
Class A (a)	14,158	9,172
Class C	12,453	7,699
Yahoo!, Inc. (a)	50,492	1,628
		18,499
IT Services - 5.9%
Cognizant Technology Solutions Corp. Class A (a)	28,920	1,820
Fidelity National Information Services, Inc.	17,638	1,218
IBM Corp.	41,700	6,167
Leidos Holdings, Inc.	4,100	173
MasterCard, Inc. Class A	70,090	6,474
Paychex, Inc.	135,309	6,043
The Western Union Co.	68,461	1,262
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Unisys Corp. (a)	68,100	$ 897
Visa, Inc. Class A	104,640	7,461
		31,515
Semiconductors & Semiconductor Equipment - 0.7%
Analog Devices, Inc.	14,300	799
Broadcom Corp. Class A	21,436	1,108
Marvell Technology Group Ltd.	73,600	829
Maxim Integrated Products, Inc.	33,400	1,125
		3,861
Software - 3.6%
Microsoft Corp.	353,273	15,374
Oracle Corp.	100,684	3,734
		19,108
Technology Hardware, Storage & Peripherals - 5.2%
Apple, Inc.	164,678	18,569
EMC Corp.	224,400	5,581
First Data Holdings, Inc. Class B (a)(h)	400,570	1,979
Hewlett-Packard Co.	17,200	483
Western Digital Corp.	12,500	1,025
		27,637
TOTAL INFORMATION TECHNOLOGY		116,925
MATERIALS - 3.4%
Chemicals - 2.9%
Airgas, Inc.	28,752	2,775
E.I. du Pont de Nemours & Co.	25,731	1,325
Eastman Chemical Co.	2,200	159
LyondellBasell Industries NV Class A	7,800	666
Monsanto Co.	57,301	5,595
Potash Corp. of Saskatchewan, Inc.	65,400	1,703
Syngenta AG (Switzerland)	8,418	2,822
The Chemours Co. LLC	7,446	72
Tronox Ltd. Class A	27,951	225
		15,342
Containers & Packaging - 0.2%
Packaging Corp. of America	7,400	497
WestRock Co.	13,000	772
		1,269
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 0.2%
Freeport-McMoRan, Inc.	104,700	$ 1,114
Paper & Forest Products - 0.1%
Domtar Corp.	5,400	217
International Paper Co.	3,600	155
		372
TOTAL MATERIALS		18,097
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 1.3%
Verizon Communications, Inc.	153,609	7,068
UTILITIES - 0.2%
Electric Utilities - 0.2%
PPL Corp.	12,100	375
Southern Co.	10,600	460
		835
TOTAL COMMON STOCKS (Cost $445,716)		525,715
Convertible Preferred Stocks - 0.9%

CONSUMER DISCRETIONARY - 0.0%
Leisure Products - 0.0%
NJOY, Inc. Series D (a)(h)	5,350	3
HEALTH CARE - 0.9%
Health Care Equipment & Supplies - 0.9%
Alere, Inc. 3.00%	14,454	4,987
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $4,099)		4,990
Convertible Bonds - 0.3%
		Principal Amount (000s) (d)
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Tesla Motors, Inc. 1.25% 3/1/21		$ 270	254
Convertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 3% 2/27/17		$ 772	$ 689
Peabody Energy Corp. 4.75% 12/15/41		590	86
			775
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.1%
Twitter, Inc. 0.25% 9/15/19 (f)		790	684
TOTAL CONVERTIBLE BONDS (Cost $2,156)			1,713
Preferred Securities - 0.1%

FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Baggot Securities Ltd. 10.24% (f)(g) (Cost $353)	EUR	230	277
Money Market Funds - 1.2%
	Shares
Fidelity Cash Central Fund, 0.15% (b)	340,475	340
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	6,137,569	6,138
TOTAL MONEY MARKET FUNDS (Cost $6,478)		6,478
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $458,802)		539,173
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(5,700)
NET ASSETS - 100%		$ 533,473
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $961,000 or 0.2% of net assets.

(g) Security is perpetual in nature with no stated maturity date.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,981,000 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
First Data Holdings, Inc. Class B	6/26/14	$ 1,602
NJOY, Inc. Series D	2/14/14	$ 91
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amount in thousands)
Fidelity Cash Central Fund	$ 1
Fidelity Securities Lending Cash Central Fund	55
Total	$ 56
Other Information

The following is a summary of the inputs used, as of August 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 50,559	$ 50,556	$ -	$ 3
Consumer Staples	44,153	41,243	2,910	-
Energy	49,727	49,727	-	-
Financials	117,959	117,676	283	-
Health Care	59,289	58,436	853	-
Industrials	66,093	66,093	-	-
Information Technology	116,925	114,946	-	1,979
Materials	18,097	15,275	2,822	-
Telecommunication Services	7,068	7,068	-	-
Utilities	835	835	-	-
Corporate Bonds	1,713	-	1,713	-
Preferred Securities	277	-	277	-
Money Market Funds	6,478	6,478	-	-
Total Investments in Securities:	$ 539,173	$ 528,333	$ 8,858	$ 1,982
Income Tax Information

At August 31, 2015, the cost of investment securities for income tax purposes was $462,003,000. Net unrealized appreciation aggregated $77,170,000, of which $112,202,000 related to appreciated investment securities and $35,032,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments August 31, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity Advisor® Growth
Opportunities Fund

August 31, 2015

1.805740.111

GO-QTLY-1015

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.9%
Auto Components - 0.4%
Tenneco, Inc. (a)	297,000	$ 13,974
Automobiles - 0.8%
Mahindra & Mahindra Ltd. (a)	270,754	4,983
Tesla Motors, Inc. (a)(d)	83,600	20,821
		25,804
Hotels, Restaurants & Leisure - 2.4%
Buffalo Wild Wings, Inc. (a)	44,400	8,422
Chipotle Mexican Grill, Inc. (a)	26,900	19,099
Dunkin' Brands Group, Inc. (d)	174,300	8,743
Las Vegas Sands Corp.	126,292	5,838
Panera Bread Co. Class A (a)	8,400	1,498
Starbucks Corp.	624,900	34,188
Starwood Hotels & Resorts Worldwide, Inc.	57,700	4,124
		81,912
Household Durables - 0.1%
Lennar Corp. Class A	76,800	3,909
Internet & Catalog Retail - 2.4%
Amazon.com, Inc. (a)	128,300	65,804
Priceline Group, Inc. (a)	12,800	15,983
		81,787
Media - 4.2%
AMC Networks, Inc. Class A (a)	151,900	10,995
Comcast Corp. Class A	954,200	53,750
IMAX Corp. (a)	239,600	7,511
Liberty LiLAC Group:
Class A (a)	342,300	16,471
Class A (a)	7,930	273
Lions Gate Entertainment Corp.	227,400	8,343
The Walt Disney Co.	393,700	40,110
Twenty-First Century Fox, Inc. Class A	10,500	288
Zee Entertainment Enterprises Ltd.	721,462	4,185
		141,926
Multiline Retail - 0.3%
Dollar General Corp.	101,200	7,538
Target Corp.	39,300	3,054
		10,592
Specialty Retail - 1.4%
CarMax, Inc. (a)	197,700	12,060
DSW, Inc. Class A	1,500	45
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
GNC Holdings, Inc.	79,900	$ 3,739
Home Depot, Inc.	147,300	17,155
TJX Companies, Inc.	212,900	14,971
		47,970
Textiles, Apparel & Luxury Goods - 2.9%
Deckers Outdoor Corp. (a)	87,500	5,634
lululemon athletica, Inc. (a)(d)	501,616	32,108
Michael Kors Holdings Ltd. (a)	250,500	10,887
NIKE, Inc. Class B	173,200	19,355
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	150,800	21,224
Under Armour, Inc. Class A (sub. vtg.) (a)	91,700	8,760
		97,968
TOTAL CONSUMER DISCRETIONARY		505,842
CONSUMER STAPLES - 6.8%
Beverages - 1.8%
Monster Beverage Corp. (a)	134,900	18,678
PepsiCo, Inc.	160,900	14,952
SABMiller PLC	89,300	4,185
The Coca-Cola Co.	604,300	23,761
		61,576
Food & Staples Retailing - 2.4%
Costco Wholesale Corp.	235,900	33,038
CVS Health Corp.	262,000	26,829
Walgreens Boots Alliance, Inc.	185,700	16,072
Whole Foods Market, Inc.	109,400	3,584
		79,523
Food Products - 1.1%
Keurig Green Mountain, Inc.	414,200	23,444
Mead Johnson Nutrition Co. Class A	97,100	7,607
Mondelez International, Inc.	117,800	4,990
		36,041
Household Products - 0.6%
Procter & Gamble Co.	194,200	13,724
Svenska Cellulosa AB (SCA) (B Shares)	248,400	7,083
		20,807
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - 0.1%
Avon Products, Inc. (d)	100,242	$ 520
Herbalife Ltd. (a)	68,300	3,932
		4,452
Tobacco - 0.8%
Altria Group, Inc.	492,500	26,388
Philip Morris International, Inc.	19,250	1,536
		27,924
TOTAL CONSUMER STAPLES		230,323
ENERGY - 2.1%
Energy Equipment & Services - 0.7%
FMC Technologies, Inc. (a)	90,340	3,142
Halliburton Co.	111,600	4,391
National Oilwell Varco, Inc.	79,188	3,352
Oceaneering International, Inc.	35,768	1,567
Schlumberger Ltd.	160,900	12,449
		24,901
Oil, Gas & Consumable Fuels - 1.4%
Anadarko Petroleum Corp.	74,000	5,297
Cabot Oil & Gas Corp.	209,100	4,949
Chesapeake Energy Corp. (d)	159,764	1,248
Continental Resources, Inc. (a)	142,200	4,565
EOG Resources, Inc.	38,800	3,038
Golar LNG Ltd.	28,700	1,118
Hess Corp.	117,200	6,968
Noble Energy, Inc.	99,400	3,321
Occidental Petroleum Corp.	156,900	11,455
PDC Energy, Inc. (a)	67,900	3,815
Range Resources Corp.	3,700	143
Southwestern Energy Co. (a)	82,100	1,333
		47,250
TOTAL ENERGY		72,151
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 4.3%
Banks - 1.4%
HDFC Bank Ltd. sponsored ADR	240,100	$ 13,683
JPMorgan Chase & Co.	521,500	33,428
		47,111
Capital Markets - 0.5%
BlackRock, Inc. Class A	9,900	2,994
Charles Schwab Corp.	421,500	12,805
Goldman Sachs Group, Inc.	41	8
T. Rowe Price Group, Inc.	29,300	2,106
		17,913
Consumer Finance - 0.4%
American Express Co.	55,900	4,289
Discover Financial Services	192,033	10,318
		14,607
Diversified Financial Services - 0.1%
BM&F BOVESPA SA	722,258	2,147
Real Estate Investment Trusts - 1.9%
American Tower Corp.	682,200	62,892
TOTAL FINANCIALS		144,670
HEALTH CARE - 18.8%
Biotechnology - 12.5%
ACADIA Pharmaceuticals, Inc. (a)(d)	194,600	7,128
Agios Pharmaceuticals, Inc. (a)	75,400	6,515
Alexion Pharmaceuticals, Inc. (a)	143,200	24,658
Alkermes PLC (a)	695,400	41,418
Alnylam Pharmaceuticals, Inc. (a)	226,100	23,268
Amgen, Inc.	210,600	31,965
Amicus Therapeutics, Inc. (a)	413,800	5,950
Asterias Biotherapeutics, Inc. (a)(d)	50,950	242
aTyr Pharma, Inc.	124,876	1,627
Avalanche Biotechnologies, Inc. (a)	19,500	204
Baxalta, Inc.	37,600	1,322
Biogen, Inc. (a)	76,600	22,773
BioMarin Pharmaceutical, Inc. (a)	121,900	15,754
BioTime, Inc. warrants 10/1/18 (a)	62,345	48
bluebird bio, Inc. (a)	121,800	16,208
Celgene Corp. (a)	104,170	12,300
Celldex Therapeutics, Inc. (a)	203,400	3,018
Clovis Oncology, Inc. (a)	40,100	3,122
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Esperion Therapeutics, Inc. (a)	77,500	$ 3,716
Exelixis, Inc. (a)(d)	11	0
Gilead Sciences, Inc.	435,900	45,800
Global Blood Therapeutics, Inc.	6,600	327
Immunomedics, Inc. (a)(d)	1,020,787	2,205
Insmed, Inc. (a)	311,800	7,620
Intercept Pharmaceuticals, Inc. (a)	8,535	1,620
Ironwood Pharmaceuticals, Inc. Class A (a)	214,500	2,360
Isis Pharmaceuticals, Inc. (a)(d)	774,253	38,852
Lexicon Pharmaceuticals, Inc. (a)	114,596	1,368
Merrimack Pharmaceuticals, Inc. (a)	437,800	4,417
Ophthotech Corp. (a)	70,500	3,104
Prothena Corp. PLC (a)	123,802	7,122
Regeneron Pharmaceuticals, Inc. (a)	101,800	52,274
Regulus Therapeutics, Inc. (a)(d)	318,000	2,649
Rigel Pharmaceuticals, Inc. (a)	667,248	2,002
Seattle Genetics, Inc. (a)(d)	440,967	17,758
Seres Therapeutics, Inc.	21,900	905
Spark Therapeutics, Inc. (d)	3,500	153
Transition Therapeutics, Inc. (a)(d)	761,897	1,645
uniQure B.V. (a)	4,600	123
Vertex Pharmaceuticals, Inc. (a)	64,790	8,262
XOMA Corp. (a)(d)	1,084,759	901
		422,703
Health Care Equipment & Supplies - 0.6%
Abiomed, Inc. (a)	57,300	5,495
Baxter International, Inc.	37,600	1,446
Stryker Corp.	37,000	3,650
Zeltiq Aesthetics, Inc. (a)	256,300	8,271
		18,862
Health Care Providers & Services - 2.1%
Express Scripts Holding Co. (a)	117,967	9,862
McKesson Corp.	250,100	49,415
Teladoc, Inc. (a)	8,600	221
UnitedHealth Group, Inc.	100,700	11,651
		71,149
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Technology - 0.3%
athenahealth, Inc. (a)(d)	86,100	$ 11,449
Castlight Health, Inc. Class B (a)	116,700	617
		12,066
Life Sciences Tools & Services - 0.3%
Illumina, Inc. (a)	48,200	9,525
Pharmaceuticals - 3.0%
AbbVie, Inc.	528,800	33,002
AcelRx Pharmaceuticals, Inc. (a)(d)	714,917	3,060
Allergan PLC (a)	59,090	17,948
Cempra, Inc. (a)	71,331	2,454
Endo Health Solutions, Inc. (a)	88,500	6,815
Intra-Cellular Therapies, Inc. (a)	36,700	983
Mylan N.V.	73,500	3,645
Teva Pharmaceutical Industries Ltd. sponsored ADR	526,600	33,918
		101,825
TOTAL HEALTH CARE		636,130
INDUSTRIALS - 6.5%
Aerospace & Defense - 0.6%
Honeywell International, Inc.	118,600	11,773
The Boeing Co.	72,600	9,487
		21,260
Air Freight & Logistics - 0.5%
FedEx Corp.	33,900	5,106
United Parcel Service, Inc. Class B	109,900	10,732
		15,838
Airlines - 2.0%
American Airlines Group, Inc.	188,500	7,348
Delta Air Lines, Inc.	118,000	5,166
Southwest Airlines Co.	496,300	18,214
Spirit Airlines, Inc. (a)	288,400	14,781
United Continental Holdings, Inc. (a)	368,300	20,982
		66,491
Building Products - 0.0%
Caesarstone Sdot-Yam Ltd.	36,100	1,436
Electrical Equipment - 0.1%
Acuity Brands, Inc.	17,200	3,352
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 0.9%
3M Co.	65,200	$ 9,268
Danaher Corp.	231,600	20,154
		29,422
Machinery - 0.3%
Caterpillar, Inc.	68,000	5,198
Cummins, Inc.	27,700	3,372
		8,570
Professional Services - 0.4%
TriNet Group, Inc. (a)	875,500	14,743
Road & Rail - 1.6%
CSX Corp.	85,100	2,330
Genesee & Wyoming, Inc. Class A (a)	77,000	5,265
Hertz Global Holdings, Inc. (a)	135,400	2,495
J.B. Hunt Transport Services, Inc.	103,100	7,504
Kansas City Southern	71,900	6,668
Union Pacific Corp.	366,900	31,458
		55,720
Trading Companies & Distributors - 0.1%
HD Supply Holdings, Inc. (a)	103,800	3,425
TOTAL INDUSTRIALS		220,257
INFORMATION TECHNOLOGY - 43.0%
Communications Equipment - 1.0%
Infinera Corp. (a)	910,981	19,878
QUALCOMM, Inc.	270,465	15,303
		35,181
Electronic Equipment & Components - 0.4%
IPG Photonics Corp. (a)(d)	94,000	7,935
Trimble Navigation Ltd. (a)	378,500	7,154
		15,089
Internet Software & Services - 12.3%
Akamai Technologies, Inc. (a)	174,300	12,429
Alibaba Group Holding Ltd. sponsored ADR (d)	539,300	35,659
eBay, Inc. (a)	141,900	3,847
Endurance International Group Holdings, Inc. (a)(d)	2,699,500	41,275
Facebook, Inc. Class A (a)	791,641	70,796
GoDaddy, Inc. (a)(d)	1,293,900	32,451
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Google, Inc.:
Class A (a)	152,165	$ 98,576
Class C	154,575	95,566
LinkedIn Corp. Class A (a)	17,800	3,215
Qihoo 360 Technology Co. Ltd. ADR (a)	73,500	3,886
Rackspace Hosting, Inc. (a)	93,102	2,831
Twitter, Inc. (a)	49,600	1,378
Wix.com Ltd. (a)	717,835	14,177
		416,086
IT Services - 7.5%
Alliance Data Systems Corp. (a)	104,100	26,773
Cognizant Technology Solutions Corp. Class A (a)	835,292	52,573
EPAM Systems, Inc. (a)	236,100	16,671
Fidelity National Information Services, Inc.	244,600	16,892
IBM Corp.	56,100	8,297
MasterCard, Inc. Class A	480,300	44,365
PayPal Holdings, Inc. (a)	121,900	4,267
Sabre Corp.	673,300	18,327
Virtusa Corp. (a)	14,600	773
Visa, Inc. Class A	896,600	63,928
		252,866
Semiconductors & Semiconductor Equipment - 5.3%
Applied Materials, Inc.	199,300	3,206
Applied Micro Circuits Corp. (a)(d)	1,315,100	7,693
Avago Technologies Ltd.	147,800	18,618
Broadcom Corp. Class A	340,200	17,578
Cavium, Inc. (a)	70,000	4,761
Cree, Inc. (a)(d)	315,200	8,580
Cypress Semiconductor Corp.	1,198,766	11,988
First Solar, Inc. (a)	115,600	5,530
Mellanox Technologies Ltd. (a)	187,300	7,574
Micron Technology, Inc. (a)	126,600	2,078
NVIDIA Corp.	923,030	20,750
Qorvo, Inc. (a)	798,100	44,303
Rambus, Inc. (a)	736,528	9,892
Silicon Laboratories, Inc. (a)	354,600	15,418
Xilinx, Inc.	58,800	2,463
		180,432
Software - 7.1%
Adobe Systems, Inc. (a)	123,700	9,719
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Citrix Systems, Inc. (a)	34,300	$ 2,336
Fortinet, Inc. (a)	47,600	2,006
Interactive Intelligence Group, Inc. (a)	211,200	7,394
Intuit, Inc.	107,600	9,227
Microsoft Corp.	1,424,000	61,972
NetSuite, Inc. (a)	126,100	11,204
Oracle Corp.	318,900	11,828
Red Hat, Inc. (a)	329,430	23,788
Salesforce.com, Inc. (a)	1,179,100	81,782
ServiceNow, Inc. (a)	130,700	9,274
TiVo, Inc. (a)	253,300	2,305
VMware, Inc. Class A (a)	27,700	2,192
Workday, Inc. Class A (a)	58,700	4,124
		239,151
Technology Hardware, Storage & Peripherals - 9.4%
3D Systems Corp. (a)(d)	35,700	490
Apple, Inc.	2,375,606	267,876
Electronics for Imaging, Inc. (a)	373,400	16,344
Nimble Storage, Inc. (a)(d)	334,200	8,910
SanDisk Corp.	46,400	2,532
Seagate Technology LLC	414,400	21,300
		317,452
TOTAL INFORMATION TECHNOLOGY		1,456,257
MATERIALS - 2.1%
Chemicals - 1.8%
E.I. du Pont de Nemours & Co.	95,800	4,934
LyondellBasell Industries NV Class A	354,500	30,267
Monsanto Co.	248,900	24,305
The Chemours Co. LLC	19,160	185
		59,691
Containers & Packaging - 0.3%
Sealed Air Corp.	209,500	10,779
WestRock Co.	8,251	490
		11,269
TOTAL MATERIALS		70,960
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.2%
Verizon Communications, Inc.	168,300	$ 7,743
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)	183,100	7,253
TOTAL TELECOMMUNICATION SERVICES		14,996
UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Ormat Technologies, Inc. (d)	59,200	2,084
TOTAL COMMON STOCKS (Cost $2,320,951)		3,353,670
Convertible Preferred Stocks - 0.7%

CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.1%
Blue Apron, Inc. Series D (e)	217,605	2,900
Tobacco - 0.1%
PAX Labs, Inc. Series C (e)	1,069,313	4,117
TOTAL CONSUMER STAPLES		7,017
FINANCIALS - 0.1%
Real Estate Management & Development - 0.1%
Redfin Corp. Series G (e)	1,081,736	3,948
INFORMATION TECHNOLOGY - 0.4%
Internet Software & Services - 0.2%
Uber Technologies, Inc. Series D, 8.00% (a)(e)	221,104	8,765
Software - 0.2%
Cloudera, Inc. Series F (a)(e)	41,786	1,372
MongoDB, Inc. Series F, 8.00% (a)(e)	515,124	4,018
		5,390
TOTAL INFORMATION TECHNOLOGY		14,155
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $23,237)		25,120
Money Market Funds - 4.0%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.15% (b)	3,781,442	$ 3,781
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	130,325,779	130,326
TOTAL MONEY MARKET FUNDS (Cost $134,107)		134,107
TOTAL INVESTMENT PORTFOLIO - 103.6% (Cost $2,478,295)		3,512,897
NET OTHER ASSETS (LIABILITIES) - (3.6)%		(123,608)
NET ASSETS - 100%		$ 3,389,289
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $25,120,000 or 0.7% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Blue Apron, Inc. Series D	5/18/15	$ 2,900
Cloudera, Inc. Series F	2/5/14	$ 608
MongoDB, Inc. Series F, 8.00%	10/2/13	$ 8,615
PAX Labs, Inc. Series C	5/22/15	$ 4,117
Redfin Corp. Series G	12/16/14	$ 3,567
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$ 3,430
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 22
Fidelity Securities Lending Cash Central Fund	608
Total	$ 630
Other Information

The following is a summary of the inputs used, as of August 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 505,842	$ 505,842	$ -	$ -
Consumer Staples	237,340	230,323	-	7,017
Energy	72,151	72,151	-	-
Financials	148,618	144,670	-	3,948
Health Care	636,130	634,503	1,627	-
Industrials	220,257	220,257	-	-
Information Technology	1,470,412	1,456,257	-	14,155
Materials	70,960	70,960	-	-
Telecommunication Services	14,996	14,996	-	-
Utilities	2,084	2,084	-	-
Money Market Funds	134,107	134,107	-	-
Total Investments in Securities:	$ 3,512,897	$ 3,486,150	$ 1,627	$ 25,120
Income Tax Information

At August 31, 2015, the cost of investment securities for income tax purposes was $2,479,444,000. Net unrealized appreciation aggregated $1,033,453,000, of which $1,200,080,000 related to appreciated investment securities and $166,627,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments August 31, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity Advisor® Large Cap Fund

August 31, 2015

1.805746.111

LC-QTLY-1015

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
CONSUMER DISCRETIONARY - 10.3%
Automobiles - 0.2%
Harley-Davidson, Inc.	24,900	$ 1,395,645
Tesla Motors, Inc. (a)	3,700	921,522
		2,317,167
Diversified Consumer Services - 0.3%
H&R Block, Inc.	111,617	3,797,210
Hotels, Restaurants & Leisure - 1.0%
Las Vegas Sands Corp.	64,600	2,986,458
Yum! Brands, Inc.	119,038	9,495,661
		12,482,119
Household Durables - 0.4%
KB Home	201,800	2,956,370
Taylor Morrison Home Corp. (a)	118,100	2,356,095
		5,312,465
Internet & Catalog Retail - 0.3%
Priceline Group, Inc. (a)	3,300	4,120,512
Leisure Products - 0.0%
NJOY, Inc. (a)(e)	115,947	1
Media - 4.4%
Comcast Corp. Class A (special) (non-vtg.)	385,137	22,045,242
Liberty Global PLC Class A (a)	46,300	2,227,956
Scripps Networks Interactive, Inc. Class A (d)	21,100	1,120,199
Sinclair Broadcast Group, Inc. Class A (d)	153,200	4,102,696
Starz Series A (a)	79,400	2,986,234
Time Warner, Inc.	224,459	15,959,035
Viacom, Inc. Class B (non-vtg.)	206,300	8,410,851
		56,852,213
Multiline Retail - 2.2%
Target Corp.	372,040	28,911,228
Specialty Retail - 1.4%
Lowe's Companies, Inc.	230,779	15,962,983
Lumber Liquidators Holdings, Inc. (a)(d)	129,000	1,949,190
		17,912,173
Textiles, Apparel & Luxury Goods - 0.1%
Michael Kors Holdings Ltd. (a)	32,100	1,395,066
TOTAL CONSUMER DISCRETIONARY		133,100,154
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 7.1%
Beverages - 2.1%
Diageo PLC	264,811	$ 7,016,685
PepsiCo, Inc.	32,640	3,033,235
SABMiller PLC	49,200	2,305,691
The Coca-Cola Co.	378,275	14,873,773
		27,229,384
Food & Staples Retailing - 1.2%
CVS Health Corp.	72,311	7,404,646
Tesco PLC	236,900	687,585
United Natural Foods, Inc. (a)	42,000	2,022,300
Walgreens Boots Alliance, Inc.	64,255	5,561,270
		15,675,801
Food Products - 0.0%
Amplify Snack Brands, Inc.	30,600	403,308
Keurig Green Mountain, Inc.	1,000	56,600
		459,908
Household Products - 1.7%
Procter & Gamble Co.	309,852	21,897,241
Tobacco - 2.1%
British American Tobacco PLC sponsored ADR	86,631	9,181,153
Philip Morris International, Inc.	166,529	13,289,014
Reynolds American, Inc.	54,400	4,556,000
		27,026,167
TOTAL CONSUMER STAPLES		92,288,501
ENERGY - 9.0%
Energy Equipment & Services - 1.4%
Ensco PLC Class A	335,850	6,082,244
Helmerich & Payne, Inc.	1,900	112,119
National Oilwell Varco, Inc.	63,832	2,702,009
Oceaneering International, Inc.	118,200	5,179,524
Schlumberger Ltd.	52,205	4,039,101
		18,114,997
Oil, Gas & Consumable Fuels - 7.6%
Amyris, Inc. (a)(d)	837,544	1,515,955
Anadarko Petroleum Corp.	25,300	1,810,974
Apache Corp.	242,110	10,953,056
Cabot Oil & Gas Corp.	105,300	2,492,451
Cairn Energy PLC (a)	285,056	663,126
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Chevron Corp.	244,107	$ 19,770,226
Cobalt International Energy, Inc. (a)	389,505	3,119,935
ConocoPhillips Co.	138,400	6,802,360
Golar LNG Ltd.	40,100	1,561,494
Imperial Oil Ltd.	269,700	9,522,321
Kinder Morgan, Inc.	92,600	3,001,166
Legacy Reserves LP	79,400	516,894
Markwest Energy Partners LP	78,900	4,447,593
MEG Energy Corp. (a)	75,900	681,923
Memorial Resource Development Corp. (a)	37,100	720,111
Noble Energy, Inc.	28,800	962,208
SM Energy Co.	24,900	913,830
Suncor Energy, Inc.	734,900	20,813,601
The Williams Companies, Inc.	140,025	6,749,205
Williams Partners LP	40,700	1,621,895
		98,640,324
TOTAL ENERGY		116,755,321
FINANCIALS - 21.9%
Banks - 13.9%
Bank of America Corp.	2,180,300	35,626,102
Citigroup, Inc.	648,197	34,665,576
Comerica, Inc.	87,800	3,863,200
Fifth Third Bancorp	126,400	2,517,888
JPMorgan Chase & Co.	892,373	57,201,110
Lloyds Banking Group PLC	463,200	545,964
PNC Financial Services Group, Inc.	45,385	4,135,481
Regions Financial Corp.	608,800	5,838,392
Standard Chartered PLC (United Kingdom)	372,939	4,377,903
SunTrust Banks, Inc.	305,308	12,325,284
U.S. Bancorp	281,865	11,936,983
Wells Fargo & Co.	148,494	7,919,185
		180,953,068
Capital Markets - 4.9%
Charles Schwab Corp.	272,353	8,274,084
E*TRADE Financial Corp. (a)	119,600	3,144,284
Goldman Sachs Group, Inc.	4,900	924,140
KKR & Co. LP	135,536	2,587,382
Morgan Stanley	400,643	13,802,151
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Northern Trust Corp.	121,286	$ 8,470,614
State Street Corp.	297,358	21,385,987
The Blackstone Group LP	129,200	4,425,100
		63,013,742
Diversified Financial Services - 0.3%
KKR Renaissance Co-Invest LP unit (a)(e)	29,500	3,352,675
Insurance - 1.8%
American International Group, Inc.	148,707	8,972,980
MetLife, Inc.	203,285	10,184,579
Principal Financial Group, Inc.	82,200	4,138,770
		23,296,329
Thrifts & Mortgage Finance - 1.0%
MGIC Investment Corp. (a)	254,092	2,683,212
Radian Group, Inc.	606,968	10,913,285
		13,596,497
TOTAL FINANCIALS		284,212,311
HEALTH CARE - 12.4%
Biotechnology - 2.5%
Alnylam Pharmaceuticals, Inc. (a)	11,400	1,173,174
Amgen, Inc.	77,047	11,694,194
Biogen, Inc. (a)	27,700	8,235,210
Celldex Therapeutics, Inc. (a)	5,100	75,684
Clovis Oncology, Inc. (a)	22,000	1,712,920
Discovery Laboratories, Inc. (a)	535,529	224,922
Genocea Biosciences, Inc. (a)	18,400	213,992
Insmed, Inc. (a)	45,064	1,101,364
Intercept Pharmaceuticals, Inc. (a)	41,031	7,786,043
Spark Therapeutics, Inc.	15,300	667,233
		32,884,736
Health Care Equipment & Supplies - 3.6%
Abbott Laboratories	75,525	3,420,527
Alere, Inc. (a)	320,068	16,633,934
Boston Scientific Corp. (a)	998,286	16,711,308
Medtronic PLC	37,100	2,681,959
Neovasc, Inc. (a)	35,700	202,062
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
St. Jude Medical, Inc.	44,900	$ 3,179,369
Zimmer Biomet Holdings, Inc.	40,200	4,163,112
		46,992,271
Health Care Providers & Services - 1.8%
Express Scripts Holding Co. (a)	149,710	12,515,756
McKesson Corp.	56,896	11,241,512
		23,757,268
Health Care Technology - 0.0%
Castlight Health, Inc. Class B (a)	34,700	183,563
Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc.	23,200	842,392
Pharmaceuticals - 4.4%
Allergan PLC (a)	24,429	7,420,064
GlaxoSmithKline PLC sponsored ADR	376,739	15,419,927
Jazz Pharmaceuticals PLC (a)	21,970	3,708,975
Johnson & Johnson	109,363	10,277,935
Novartis AG sponsored ADR	7,211	701,053
Teva Pharmaceutical Industries Ltd. sponsored ADR	244,391	15,741,224
TherapeuticsMD, Inc. (a)	226,900	1,390,897
Theravance, Inc.	115,300	1,603,823
		56,263,898
TOTAL HEALTH CARE		160,924,128
INDUSTRIALS - 11.9%
Aerospace & Defense - 1.4%
KEYW Holding Corp. (a)	135,382	1,137,209
Meggitt PLC	13,914	101,930
The Boeing Co.	89,363	11,677,957
United Technologies Corp.	53,172	4,871,087
		17,788,183
Air Freight & Logistics - 1.9%
FedEx Corp.	42,800	6,446,108
Hub Group, Inc. Class A (a)	111,500	4,202,435
United Parcel Service, Inc. Class B	147,975	14,449,759
		25,098,302
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - 0.3%
Caesarstone Sdot-Yam Ltd.	12,000	$ 477,480
Lennox International, Inc.	24,100	2,844,764
		3,322,244
Commercial Services & Supplies - 0.5%
ADT Corp. (d)	215,200	7,054,256
Electrical Equipment - 0.9%
AMETEK, Inc.	77,230	4,156,519
Emerson Electric Co.	104,400	4,981,968
Hubbell, Inc. Class B	26,782	2,642,580
		11,781,067
Industrial Conglomerates - 3.4%
Danaher Corp.	15,108	1,314,698
General Electric Co.	1,717,544	42,629,442
		43,944,140
Machinery - 0.9%
Deere & Co.	47,000	3,843,660
Ingersoll-Rand PLC	39,783	2,199,602
Joy Global, Inc. (d)	66,800	1,617,896
Rexnord Corp. (a)	105,000	2,105,250
Valmont Industries, Inc.	17,496	1,859,650
		11,626,058
Professional Services - 0.5%
Acacia Research Corp. (d)	248,937	2,369,880
Verisk Analytics, Inc. (a)	49,000	3,580,920
		5,950,800
Road & Rail - 1.9%
CSX Corp.	393,801	10,782,271
Genesee & Wyoming, Inc. Class A (a)	37,500	2,564,250
J.B. Hunt Transport Services, Inc.	60,900	4,432,302
Kansas City Southern	46,200	4,284,588
Norfolk Southern Corp.	39,858	3,105,337
		25,168,748
Trading Companies & Distributors - 0.2%
HD Supply Holdings, Inc. (a)	99,100	3,270,300
TOTAL INDUSTRIALS		155,004,098
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 22.7%
Communications Equipment - 3.1%
Cisco Systems, Inc.	719,254	$ 18,614,294
QUALCOMM, Inc.	388,350	21,972,843
		40,587,137
Internet Software & Services - 4.7%
Cornerstone OnDemand, Inc. (a)	20,100	718,374
Facebook, Inc. Class A (a)	22,700	2,030,061
Google, Inc.:
Class A (a)	38,956	25,236,476
Class C	32,337	19,992,350
Twitter, Inc. (a)	197,300	5,482,967
Yahoo!, Inc. (a)	216,334	6,974,608
		60,434,836
IT Services - 5.4%
Cognizant Technology Solutions Corp. Class A (a)	106,984	6,733,573
Fidelity National Information Services, Inc.	39,424	2,722,621
IBM Corp.	94,681	14,002,373
MasterCard, Inc. Class A	185,600	17,143,872
Paychex, Inc.	164,722	7,356,485
The Western Union Co.	60,712	1,119,529
Unisys Corp. (a)	249,962	3,292,000
Visa, Inc. Class A	249,620	17,797,906
		70,168,359
Semiconductors & Semiconductor Equipment - 0.7%
Broadcom Corp. Class A	120,025	6,201,692
Marvell Technology Group Ltd.	215,700	2,430,939
		8,632,631
Software - 3.9%
Adobe Systems, Inc. (a)	53,010	4,164,996
Autodesk, Inc. (a)	63,981	2,991,112
Microsoft Corp.	711,954	30,984,238
Oracle Corp.	245,950	9,122,286
Salesforce.com, Inc. (a)	54,650	3,790,524
		51,053,156
Technology Hardware, Storage & Peripherals - 4.9%
Apple, Inc.	393,821	44,407,256
EMC Corp.	575,500	14,312,685
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - continued
First Data Holdings, Inc. Class B (a)(e)	649,981	$ 3,210,906
Western Digital Corp.	27,900	2,286,684
		64,217,531
TOTAL INFORMATION TECHNOLOGY		295,093,650
MATERIALS - 3.2%
Chemicals - 2.5%
Airgas, Inc.	61,437	5,929,899
E.I. du Pont de Nemours & Co.	43,915	2,261,623
Intrepid Potash, Inc. (a)	132,160	1,045,386
LyondellBasell Industries NV Class A	14,800	1,263,624
Monsanto Co.	135,517	13,233,235
Potash Corp. of Saskatchewan, Inc.	134,100	3,492,145
Syngenta AG (Switzerland)	15,834	5,308,521
The Chemours Co. LLC	54,783	529,752
		33,064,185
Containers & Packaging - 0.4%
WestRock Co.	81,389	4,830,437
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	322,700	3,433,528
TOTAL MATERIALS		41,328,150
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.2%
Verizon Communications, Inc.	340,594	15,670,730
UTILITIES - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Dynegy, Inc. (a)	83,000	2,137,250
TOTAL COMMON STOCKS (Cost $1,177,500,510)		1,296,514,293
Convertible Preferred Stocks - 0.0%
	Shares	Value
CONSUMER DISCRETIONARY - 0.0%
Leisure Products - 0.0%
NJOY, Inc. Series C (a)(e) (Cost $271,645)	33,607	$ 16,679
Convertible Bonds - 0.1%
Principal Amount
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 3% 2/27/17 (Cost $605,000)	$ 605,000	540,265
Money Market Funds - 1.4%
	Shares
Fidelity Cash Central Fund, 0.15% (b)	2,631,751	2,631,751
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	15,822,400	15,822,400
TOTAL MONEY MARKET FUNDS (Cost $18,454,151)		18,454,151
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $1,196,831,306)		1,315,525,388
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(18,065,886)
NET ASSETS - 100%		$ 1,297,459,502
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,580,261 or 0.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
First Data Holdings, Inc. Class B	6/26/14	$ 2,599,924
KKR Renaissance Co-Invest LP unit	7/25/13	$ 3,112,250
NJOY, Inc.	9/11/13 - 10/24/13	$ 936,852
NJOY, Inc. Series C	6/7/13	$ 271,645
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 20,838
Fidelity Securities Lending Cash Central Fund	219,237
Total	$ 240,075
Other Information

The following is a summary of the inputs used, as of August 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 133,116,833	$ 133,100,153	$ -	$ 16,680
Consumer Staples	92,288,501	84,584,231	7,704,270	-
Energy	116,755,321	116,755,321	-	-
Financials	284,212,311	280,313,672	545,964	3,352,675
Health Care	160,924,128	160,924,128	-	-
Industrials	155,004,098	155,004,098	-	-
Information Technology	295,093,650	291,882,744	-	3,210,906
Materials	41,328,150	36,019,629	5,308,521	-
Telecommunication Services	15,670,730	15,670,730	-	-
Utilities	2,137,250	2,137,250	-	-
Corporate Bonds	540,265	-	540,265	-
Money Market Funds	18,454,151	18,454,151	-	-
Total Investments in Securities:	$ 1,315,525,388	$ 1,294,846,107	$ 14,099,020	$ 6,580,261
Income Tax Information

At August 31, 2015, the cost of investment securities for income tax purposes was $1,200,714,648. Net unrealized appreciation aggregated $114,810,740, of which $215,362,466 related to appreciated investment securities and $100,551,726 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments August 31, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity Advisor® Series
Equity Growth

August 31, 2015

1.9860271.101

AXM1-QTLY-1015

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.5%
	Shares	Value
CONSUMER DISCRETIONARY - 15.5%
Automobiles - 0.9%
Tesla Motors, Inc. (a)	31,900	$ 7,945,014
Diversified Consumer Services - 1.1%
Bright Horizons Family Solutions, Inc. (a)	55,500	3,392,160
Houghton Mifflin Harcourt Co. (a)	73,500	1,659,630
Nord Anglia Education, Inc. (a)	42,221	867,219
ServiceMaster Global Holdings, Inc. (a)	100,800	3,546,144
		9,465,153
Hotels, Restaurants & Leisure - 4.3%
Buffalo Wild Wings, Inc. (a)	11,500	2,181,320
Chipotle Mexican Grill, Inc. (a)	9,200	6,532,092
Domino's Pizza, Inc.	57,700	6,112,738
Starbucks Corp.	362,600	19,837,846
Wingstop, Inc.	3,300	90,288
Yum! Brands, Inc.	32,000	2,552,640
		37,306,924
Household Durables - 0.8%
Harman International Industries, Inc.	44,800	4,378,752
Toll Brothers, Inc. (a)	66,200	2,447,414
		6,826,166
Internet & Catalog Retail - 2.0%
Amazon.com, Inc. (a)	28,100	14,412,209
Netflix, Inc. (a)	19,900	2,289,097
NutriSystem, Inc.	38,600	1,080,028
		17,781,334
Specialty Retail - 4.7%
AutoZone, Inc. (a)	3,500	2,505,965
Five Below, Inc. (a)	105,500	4,079,685
Home Depot, Inc.	161,800	18,843,228
L Brands, Inc.	27,100	2,273,690
Lowe's Companies, Inc.	50,400	3,486,168
MarineMax, Inc. (a)	65,600	1,069,280
Restoration Hardware Holdings, Inc. (a)	1,100	101,728
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	59,067	9,337,902
		41,697,646
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 1.7%
Kate Spade & Co. (a)	285,500	$ 5,413,080
NIKE, Inc. Class B	86,500	9,666,375
		15,079,455
TOTAL CONSUMER DISCRETIONARY		136,101,692
CONSUMER STAPLES - 4.6%
Beverages - 0.6%
Kweichow Moutai Co. Ltd.	21,780	667,329
The Coca-Cola Co.	105,900	4,163,988
		4,831,317
Food & Staples Retailing - 1.3%
CVS Health Corp.	58,600	6,000,640
Whole Foods Market, Inc.	170,300	5,579,028
		11,579,668
Food Products - 1.0%
Keurig Green Mountain, Inc.	162,800	9,214,480
Household Products - 0.4%
Procter & Gamble Co.	46,800	3,307,356
Personal Products - 1.3%
Estee Lauder Companies, Inc. Class A	33,400	2,664,318
Herbalife Ltd. (a)	148,100	8,526,117
		11,190,435
TOTAL CONSUMER STAPLES		40,123,256
ENERGY - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Cheniere Energy, Inc. (a)	34,000	2,113,100
Golar LNG Ltd.	117,574	4,578,332
		6,691,432
FINANCIALS - 6.2%
Banks - 0.8%
First Republic Bank	97,700	5,892,287
M&T Bank Corp.	8,000	945,920
		6,838,207
Capital Markets - 3.3%
BlackRock, Inc. Class A	13,100	3,962,357
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
E*TRADE Financial Corp. (a)	265,500	$ 6,979,995
HFF, Inc.	62,800	2,281,524
Invesco Ltd.	97,100	3,312,081
JMP Group, Inc.	50,300	359,645
The Blackstone Group LP	272,200	9,322,850
Virtus Investment Partners, Inc.	25,200	2,899,512
		29,117,964
Diversified Financial Services - 1.1%
Berkshire Hathaway, Inc. Class B (a)	18,600	2,493,144
McGraw Hill Financial, Inc.	77,600	7,526,424
		10,019,568
Real Estate Management & Development - 0.8%
Realogy Holdings Corp. (a)	172,100	6,935,630
Thrifts & Mortgage Finance - 0.2%
Essent Group Ltd. (a)	72,000	1,928,880
TOTAL FINANCIALS		54,840,249
HEALTH CARE - 16.5%
Biotechnology - 10.2%
Amgen, Inc.	65,900	10,002,302
BioMarin Pharmaceutical, Inc. (a)	50,400	6,513,696
Celgene Corp. (a)	50,400	5,951,232
Gilead Sciences, Inc.	433,400	45,537,338
Insmed, Inc. (a)	247,875	6,058,065
Medivation, Inc. (a)	54,700	4,816,882
Ophthotech Corp. (a)	42,200	1,858,066
Vertex Pharmaceuticals, Inc. (a)	72,300	9,219,696
		89,957,277
Health Care Equipment & Supplies - 0.6%
Medtronic PLC	43,700	3,159,073
Novadaq Technologies, Inc. (a)	181,100	2,091,705
		5,250,778
Health Care Providers & Services - 0.6%
Express Scripts Holding Co. (a)	59,700	4,990,920
Pharmaceuticals - 5.1%
Astellas Pharma, Inc.	957,000	14,154,484
Shire PLC	99,000	7,656,412
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Teva Pharmaceutical Industries Ltd. sponsored ADR	166,500	$ 10,724,265
Valeant Pharmaceuticals International, Inc. (Canada) (a)	54,600	12,657,688
		45,192,849
TOTAL HEALTH CARE		145,391,824
INDUSTRIALS - 10.6%
Aerospace & Defense - 2.3%
Textron, Inc.	106,600	4,136,080
TransDigm Group, Inc. (a)	55,100	12,663,633
United Technologies Corp.	38,300	3,508,663
		20,308,376
Air Freight & Logistics - 0.6%
United Parcel Service, Inc. Class B	56,200	5,487,930
Airlines - 0.7%
Ryanair Holdings PLC sponsored ADR	83,900	6,120,505
Building Products - 1.0%
A.O. Smith Corp.	82,383	5,314,527
Caesarstone Sdot-Yam Ltd.	84,100	3,346,339
		8,660,866
Electrical Equipment - 0.5%
Acuity Brands, Inc.	2,400	467,688
AMETEK, Inc.	66,600	3,584,412
		4,052,100
Industrial Conglomerates - 2.8%
Danaher Corp.	210,500	18,317,710
Roper Industries, Inc.	39,800	6,451,182
		24,768,892
Machinery - 0.0%
Sarine Technologies Ltd.	86,400	85,417
Professional Services - 2.1%
CEB, Inc.	39,700	2,843,314
Equifax, Inc.	15,400	1,507,660
On Assignment, Inc. (a)	7,853	282,551
Resources Connection, Inc.	97,425	1,528,598
Robert Half International, Inc.	88,400	4,511,052
Verisk Analytics, Inc. (a)	35,900	2,623,572
WageWorks, Inc. (a)	123,500	5,534,035
		18,830,782
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - 0.6%
HD Supply Holdings, Inc. (a)	140,900	$ 4,649,700
Summit Ascent Holdings Ltd. (a)	1,840,000	776,356
		5,426,056
TOTAL INDUSTRIALS		93,740,924
INFORMATION TECHNOLOGY - 37.7%
Electronic Equipment & Components - 0.2%
TE Connectivity Ltd.	29,386	1,742,296
Internet Software & Services - 19.4%
58.com, Inc. ADR (a)	30,500	1,386,530
Alibaba Group Holding Ltd. sponsored ADR (d)	131,300	8,681,556
Cvent, Inc. (a)	124,600	3,929,884
Facebook, Inc. Class A (a)	1,042,100	93,195,003
Google, Inc.:
Class A (a)	72,300	46,837,386
Class C	13,112	8,106,494
Just Dial Ltd.	43,239	550,446
JUST EAT Ltd. (a)	235,622	1,424,916
Shopify, Inc. Class A	1,200	33,484
Textura Corp. (a)(d)	182,814	4,727,570
Zillow Group, Inc. (a)(d)	21,400	543,132
Zillow Group, Inc. (a)(d)	42,800	1,055,448
		170,471,849
IT Services - 2.8%
Cognizant Technology Solutions Corp. Class A (a)	93,200	5,866,008
Global Payments, Inc.	11,700	1,303,263
MasterCard, Inc. Class A	25,500	2,355,435
Visa, Inc. Class A	210,000	14,973,000
		24,497,706
Semiconductors & Semiconductor Equipment - 0.5%
Maxim Integrated Products, Inc.	52,414	1,764,779
Monolithic Power Systems, Inc.	53,648	2,579,932
		4,344,711
Software - 10.0%
Activision Blizzard, Inc.	91,500	2,619,645
Adobe Systems, Inc. (a)	135,000	10,606,950
Computer Modelling Group Ltd.	195,200	1,816,090
CyberArk Software Ltd. (a)(d)	40,100	2,047,105
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Electronic Arts, Inc. (a)	239,700	$ 15,856,155
Fleetmatics Group PLC (a)	88,400	3,956,784
HubSpot, Inc.	19,100	903,239
Intuit, Inc.	27,200	2,332,400
Mobileye NV (a)(d)	135,500	7,663,880
Red Hat, Inc. (a)	87,700	6,332,817
Salesforce.com, Inc. (a)	305,300	21,175,608
ServiceNow, Inc. (a)	67,700	4,803,992
SolarWinds, Inc. (a)	158,485	6,299,779
SS&C Technologies Holdings, Inc.	25,200	1,707,048
		88,121,492
Technology Hardware, Storage & Peripherals - 4.8%
Apple, Inc.	334,700	37,740,772
Nimble Storage, Inc. (a)	171,900	4,582,854
		42,323,626
TOTAL INFORMATION TECHNOLOGY		331,501,680
MATERIALS - 0.4%
Chemicals - 0.4%
CF Industries Holdings, Inc.	61,000	3,500,180
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
SBA Communications Corp. Class A (a)	16,800	1,985,760
TOTAL COMMON STOCKS (Cost $730,458,571)		813,876,997
Convertible Preferred Stocks - 0.1%

INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.1%
AppNexus, Inc. Series E (a)(e) (Cost $769,617)	38,419	959,707
Money Market Funds - 6.5%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (b)	37,365,456	$ 37,365,456
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	20,111,425	20,111,425
TOTAL MONEY MARKET FUNDS (Cost $57,476,881)		57,476,881
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $788,705,069)		872,313,585
NET OTHER ASSETS (LIABILITIES) - 0.9%		7,495,347
NET ASSETS - 100%		$ 879,808,932
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $959,707 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
AppNexus, Inc. Series E	8/1/14	$ 769,617
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 22,017
Fidelity Securities Lending Cash Central Fund	55,790
Total	$ 77,807
Other Information

The following is a summary of the inputs used, as of August 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 136,101,692	$ 136,101,692	$ -	$ -
Consumer Staples	40,123,256	40,123,256	-	-
Energy	6,691,432	6,691,432	-	-
Financials	54,840,249	54,840,249	-	-
Health Care	145,391,824	123,580,928	21,810,896	-
Industrials	93,740,924	93,740,924	-	-
Information Technology	332,461,387	331,501,680	-	959,707
Materials	3,500,180	3,500,180	-	-
Telecommunication Services	1,985,760	1,985,760	-	-
Money Market Funds	57,476,881	57,476,881	-	-
Total Investments in Securities:	$ 872,313,585	$ 849,542,982	$ 21,810,896	$ 959,707

The following is a summary of transfers between Level 1 and Level 2 for the period ended August 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 8,959,539
Level 2 to Level 1	$ 0
Income Tax Information

At August 31, 2015, the cost of investment securities for income tax purposes was $789,550,518. Net unrealized appreciation aggregated $82,763,067, of which $120,630,125 related to appreciated investment securities and $37,867,058 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments August 31, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity Advisor® Series Growth
Opportunities Fund

August 31, 2015

1.967936.101

AXS3-QTLY-1015

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
CONSUMER DISCRETIONARY - 14.4%
Auto Components - 0.4%
Tenneco, Inc. (a)	71,800	$ 3,378,190
Automobiles - 0.6%
Tesla Motors, Inc. (a)	17,700	4,408,362
Hotels, Restaurants & Leisure - 2.1%
Buffalo Wild Wings, Inc. (a)	12,300	2,333,064
Chipotle Mexican Grill, Inc. (a)	6,000	4,260,060
Chuy's Holdings, Inc. (a)	1,200	36,768
Las Vegas Sands Corp.	30,800	1,423,884
McDonald's Corp.	500	47,510
Panera Bread Co. Class A (a)	1,900	338,770
Starbucks Corp.	139,000	7,604,690
Starwood Hotels & Resorts Worldwide, Inc.	13,800	986,286
		17,031,032
Household Durables - 0.0%
Lennar Corp. Class A	5,000	254,500
Internet & Catalog Retail - 2.5%
Amazon.com, Inc. (a)	32,000	16,412,480
Priceline Group, Inc. (a)	2,900	3,621,056
		20,033,536
Media - 4.0%
AMC Networks, Inc. Class A (a)	27,900	2,019,402
Comcast Corp. Class A	234,600	13,215,018
IMAX Corp. (a)	61,500	1,928,025
Liberty LiLAC Group:
Class A (a)	81,700	3,931,404
Class A (a)	1,900	65,303
Lions Gate Entertainment Corp.	57,400	2,106,006
The Walt Disney Co.	84,400	8,598,672
Twenty-First Century Fox, Inc. Class A	2,500	68,475
		31,932,305
Multiline Retail - 0.2%
Dollar General Corp.	21,900	1,631,331
Target Corp.	3,900	303,069
		1,934,400
Specialty Retail - 1.4%
Bed Bath & Beyond, Inc. (a)	12,500	776,375
CarMax, Inc. (a)	47,300	2,885,300
DSW, Inc. Class A	300	8,907
GNC Holdings, Inc.	20,400	954,720
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Home Depot, Inc.	27,600	$ 3,214,296
TJX Companies, Inc.	50,700	3,565,224
		11,404,822
Textiles, Apparel & Luxury Goods - 3.2%
Deckers Outdoor Corp. (a)	29,800	1,918,822
Fossil Group, Inc. (a)	2,500	153,950
Kate Spade & Co. (a)	9,300	176,328
lululemon athletica, Inc. (a)	138,000	8,833,380
Michael Kors Holdings Ltd. (a)	48,400	2,103,464
NIKE, Inc. Class B	39,600	4,425,300
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	41,500	5,840,710
Under Armour, Inc. Class A (sub. vtg.) (a)	21,700	2,073,001
		25,524,955
TOTAL CONSUMER DISCRETIONARY		115,902,102
CONSUMER STAPLES - 6.9%
Beverages - 1.7%
Monster Beverage Corp. (a)	31,200	4,319,952
PepsiCo, Inc.	40,000	3,717,200
The Coca-Cola Co.	143,600	5,646,352
		13,683,504
Food & Staples Retailing - 2.3%
Costco Wholesale Corp.	55,700	7,800,785
CVS Health Corp.	64,800	6,635,520
Walgreens Boots Alliance, Inc.	40,200	3,479,310
Whole Foods Market, Inc.	24,100	789,516
		18,705,131
Food Products - 1.0%
Keurig Green Mountain, Inc.	95,100	5,382,660
Mead Johnson Nutrition Co. Class A	22,500	1,762,650
Mondelez International, Inc.	29,000	1,228,440
		8,373,750
Household Products - 0.7%
Procter & Gamble Co.	56,400	3,985,788
Svenska Cellulosa AB (SCA) (B Shares)	57,000	1,625,301
		5,611,089
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - 0.3%
Avon Products, Inc.	27,400	$ 142,206
Herbalife Ltd. (a)	38,900	2,239,473
		2,381,679
Tobacco - 0.9%
Altria Group, Inc.	122,200	6,547,476
Philip Morris International, Inc.	4,300	343,140
		6,890,616
TOTAL CONSUMER STAPLES		55,645,769
ENERGY - 2.2%
Energy Equipment & Services - 0.7%
FMC Technologies, Inc. (a)	23,200	806,896
Halliburton Co.	26,900	1,058,515
National Oilwell Varco, Inc.	19,900	842,367
Oceaneering International, Inc.	8,498	372,382
Schlumberger Ltd.	37,700	2,916,849
		5,997,009
Oil, Gas & Consumable Fuels - 1.5%
Anadarko Petroleum Corp.	16,500	1,181,070
Cabot Oil & Gas Corp.	61,200	1,448,604
Chesapeake Energy Corp. (d)	34,000	265,540
Continental Resources, Inc. (a)	34,600	1,110,660
EOG Resources, Inc.	10,200	798,762
Exxon Mobil Corp.	200	15,048
Hess Corp.	28,600	1,700,270
Noble Energy, Inc.	24,900	831,909
Occidental Petroleum Corp.	44,900	3,278,149
PDC Energy, Inc. (a)	16,500	926,970
Range Resources Corp.	3,900	150,618
Southwestern Energy Co. (a)	19,300	313,432
		12,021,032
TOTAL ENERGY		18,018,041
FINANCIALS - 4.4%
Banks - 1.4%
HDFC Bank Ltd. sponsored ADR	57,000	3,248,430
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
JPMorgan Chase & Co.	106,100	$ 6,801,010
Wells Fargo & Co.	28,900	1,541,237
		11,590,677
Capital Markets - 0.7%
BlackRock, Inc. Class A	5,300	1,603,091
Charles Schwab Corp.	121,200	3,682,056
T. Rowe Price Group, Inc.	7,200	517,536
		5,802,683
Consumer Finance - 0.4%
American Express Co.	12,700	974,344
Discover Financial Services	36,800	1,977,264
		2,951,608
Diversified Financial Services - 0.1%
BM&F BOVESPA SA	191,200	568,331
Real Estate Investment Trusts - 1.8%
American Tower Corp.	159,900	14,741,181
TOTAL FINANCIALS		35,654,480
HEALTH CARE - 19.0%
Biotechnology - 11.5%
ACADIA Pharmaceuticals, Inc. (a)	49,135	1,799,815
Agios Pharmaceuticals, Inc. (a)	5,100	440,640
Alexion Pharmaceuticals, Inc. (a)	32,300	5,561,737
Alkermes PLC (a)	32,561	1,939,333
Alnylam Pharmaceuticals, Inc. (a)	52,677	5,420,990
Amgen, Inc.	50,900	7,725,602
Amicus Therapeutics, Inc. (a)	103,800	1,492,644
Asterias Biotherapeutics, Inc. (a)(d)	21,395	101,412
Avalanche Biotechnologies, Inc. (a)	6,900	72,174
Baxalta, Inc.	9,500	333,925
Biogen, Inc. (a)	16,800	4,994,640
BioMarin Pharmaceutical, Inc. (a)	41,600	5,376,384
BioTime, Inc. warrants 10/1/18 (a)	26,180	20,159
bluebird bio, Inc. (a)	31,500	4,191,705
Celgene Corp. (a)	24,600	2,904,768
Celldex Therapeutics, Inc. (a)	56,400	836,976
Cepheid, Inc. (a)	5,500	268,070
Clovis Oncology, Inc. (a)	10,200	794,172
Esperion Therapeutics, Inc. (a)	1,000	47,950
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Exelixis, Inc. (a)	5,379	$ 32,005
Geron Corp. (a)	11,400	34,542
Gilead Sciences, Inc.	106,200	11,158,434
Global Blood Therapeutics, Inc.	1,600	79,184
ImmunoGen, Inc. (a)	6,600	88,836
Insmed, Inc. (a)	92,800	2,268,032
Intercept Pharmaceuticals, Inc. (a)	2,200	417,472
Ironwood Pharmaceuticals, Inc. Class A (a)	45,018	495,198
Isis Pharmaceuticals, Inc. (a)	115,700	5,805,826
Lexicon Pharmaceuticals, Inc. (a)(d)	28,996	346,212
Merrimack Pharmaceuticals, Inc. (a)	163,000	1,644,670
Ophthotech Corp. (a)	52,800	2,324,784
Prothena Corp. PLC (a)	32,300	1,858,219
Regeneron Pharmaceuticals, Inc. (a)	24,200	12,426,700
Regulus Therapeutics, Inc. (a)	8,700	72,471
Rigel Pharmaceuticals, Inc. (a)	181,900	545,700
Seattle Genetics, Inc. (a)(d)	104,200	4,196,134
Seres Therapeutics, Inc.	5,500	227,315
Spark Therapeutics, Inc.	900	39,249
Swedish Orphan Biovitrum AB (a)	92,500	1,180,014
Transition Therapeutics, Inc. (a)	126,600	273,456
uniQure B.V. (a)	1,100	29,469
Vertex Pharmaceuticals, Inc. (a)	16,300	2,078,576
XOMA Corp. (a)(d)	293,425	243,807
		92,189,401
Health Care Equipment & Supplies - 0.9%
Abbott Laboratories	21,600	978,264
Abiomed, Inc. (a)	14,400	1,380,960
Baxter International, Inc.	9,500	365,275
Stryker Corp.	9,300	917,445
Zeltiq Aesthetics, Inc. (a)(d)	103,300	3,333,491
		6,975,435
Health Care Providers & Services - 2.1%
Express Scripts Holding Co. (a)	28,700	2,399,320
McKesson Corp.	60,100	11,874,558
Teladoc, Inc. (a)	2,200	56,628
UnitedHealth Group, Inc.	25,300	2,927,210
		17,257,716
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Technology - 0.4%
athenahealth, Inc. (a)(d)	23,400	$ 3,111,498
Castlight Health, Inc. Class B (a)	28,800	152,352
		3,263,850
Life Sciences Tools & Services - 0.3%
Illumina, Inc. (a)	11,000	2,173,710
Pharmaceuticals - 3.8%
AbbVie, Inc.	132,400	8,263,084
AcelRx Pharmaceuticals, Inc. (a)(d)	179,078	766,454
Allergan PLC (a)	13,060	3,966,844
Cempra, Inc. (a)	16,800	577,920
Endo Health Solutions, Inc. (a)	20,700	1,593,900
Intra-Cellular Therapies, Inc. (a)	9,605	257,318
Jazz Pharmaceuticals PLC (a)	3,500	590,870
Mallinckrodt PLC (a)	3,542	305,462
Mylan N.V.	28,600	1,418,274
Teva Pharmaceutical Industries Ltd. sponsored ADR	129,900	8,366,859
Theravance Biopharma, Inc. (a)	22,370	325,707
Theravance, Inc. (d)	86,000	1,196,260
Valeant Pharmaceuticals International, Inc. (Canada) (a)	13,000	3,013,735
XenoPort, Inc. (a)	43,100	290,925
		30,933,612
TOTAL HEALTH CARE		152,793,724
INDUSTRIALS - 7.0%
Aerospace & Defense - 0.6%
Honeywell International, Inc.	28,000	2,779,560
The Boeing Co.	15,700	2,051,676
		4,831,236
Air Freight & Logistics - 0.6%
FedEx Corp.	17,000	2,560,370
United Parcel Service, Inc. Class B	24,600	2,402,190
		4,962,560
Airlines - 2.2%
American Airlines Group, Inc.	54,700	2,132,206
Delta Air Lines, Inc.	32,800	1,435,984
Southwest Airlines Co.	112,600	4,132,420
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Airlines - continued
Spirit Airlines, Inc. (a)	77,100	$ 3,951,375
United Continental Holdings, Inc. (a)	99,300	5,657,121
		17,309,106
Building Products - 0.0%
Caesarstone Sdot-Yam Ltd.	9,100	362,089
Electrical Equipment - 0.1%
Acuity Brands, Inc.	4,100	798,967
Industrial Conglomerates - 0.9%
3M Co.	15,800	2,245,812
Danaher Corp.	60,000	5,221,200
		7,467,012
Machinery - 0.3%
Caterpillar, Inc.	17,100	1,307,124
Cummins, Inc.	7,100	864,425
		2,171,549
Professional Services - 0.5%
TriNet Group, Inc. (a)	231,800	3,903,512
Road & Rail - 1.7%
CSX Corp.	22,900	627,002
Genesee & Wyoming, Inc. Class A (a)	18,600	1,271,868
Hertz Global Holdings, Inc. (a)	30,700	565,801
J.B. Hunt Transport Services, Inc.	25,200	1,834,056
Kansas City Southern	17,500	1,622,950
Union Pacific Corp.	88,500	7,587,990
		13,509,667
Trading Companies & Distributors - 0.1%
HD Supply Holdings, Inc. (a)	24,800	818,400
TOTAL INDUSTRIALS		56,134,098
INFORMATION TECHNOLOGY - 42.2%
Communications Equipment - 1.1%
Infinera Corp. (a)(d)	271,200	5,917,584
QUALCOMM, Inc.	54,900	3,106,242
		9,023,826
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 0.4%
IPG Photonics Corp. (a)	21,700	$ 1,831,914
Trimble Navigation Ltd. (a)	90,300	1,706,670
		3,538,584
Internet Software & Services - 12.1%
Akamai Technologies, Inc. (a)	39,400	2,809,614
Alibaba Group Holding Ltd. sponsored ADR (d)	128,000	8,463,360
Cornerstone OnDemand, Inc. (a)	4,000	142,960
eBay, Inc. (a)	46,000	1,247,060
Endurance International Group Holdings, Inc. (a)(d)	638,500	9,762,665
Facebook, Inc. Class A (a)	179,000	16,007,970
GoDaddy, Inc. (a)(d)	308,500	7,737,180
Google, Inc.:
Class A (a)	35,200	22,803,264
Class C	36,300	22,442,475
LinkedIn Corp. Class A (a)	4,500	812,700
Rackspace Hosting, Inc. (a)	34,200	1,040,022
Twitter, Inc. (a)	12,300	341,817
Web.com Group, Inc. (a)	3,200	68,896
Wix.com Ltd. (a)	187,669	3,706,463
		97,386,446
IT Services - 7.5%
Alliance Data Systems Corp. (a)	25,300	6,506,907
Cognizant Technology Solutions Corp. Class A (a)	199,300	12,543,942
EPAM Systems, Inc. (a)	56,100	3,961,221
Fidelity National Information Services, Inc.	58,100	4,012,386
IBM Corp.	13,800	2,040,882
MasterCard, Inc. Class A	107,600	9,939,012
PayPal Holdings, Inc. (a)	46,000	1,610,000
Sabre Corp.	157,900	4,298,038
Visa, Inc. Class A	210,700	15,022,910
		59,935,298
Semiconductors & Semiconductor Equipment - 5.2%
Applied Materials, Inc.	48,800	784,948
Applied Micro Circuits Corp. (a)(d)	358,800	2,098,980
Avago Technologies Ltd.	35,100	4,421,547
Broadcom Corp. Class A	80,900	4,180,103
Cavium, Inc. (a)	19,900	1,353,598
Cree, Inc. (a)(d)	74,900	2,038,778
Cypress Semiconductor Corp.	193,600	1,936,000
First Solar, Inc. (a)	26,500	1,267,760
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Mellanox Technologies Ltd. (a)	43,500	$ 1,759,140
Micron Technology, Inc. (a)	30,700	503,787
NVIDIA Corp.	219,900	4,943,352
Qorvo, Inc. (a)	182,300	10,119,473
Rambus, Inc. (a)	129,000	1,732,470
Silicon Laboratories, Inc. (a)	89,700	3,900,156
Xilinx, Inc.	15,000	628,350
		41,668,442
Software - 7.3%
Adobe Systems, Inc. (a)	28,900	2,270,673
Citrix Systems, Inc. (a)	8,700	592,557
Fortinet, Inc. (a)	46,100	1,942,654
Interactive Intelligence Group, Inc. (a)	60,500	2,118,105
Intuit, Inc.	36,300	3,112,725
Microsoft Corp.	325,800	14,178,816
NetSuite, Inc. (a)	25,200	2,239,020
Oracle Corp.	75,900	2,815,131
Qlik Technologies, Inc. (a)	6,700	253,662
Red Hat, Inc. (a)	66,700	4,816,407
Salesforce.com, Inc. (a)	288,000	19,975,680
ServiceNow, Inc. (a)	30,700	2,178,472
TiVo, Inc. (a)	63,800	580,580
VMware, Inc. Class A (a)	7,100	561,965
Workday, Inc. Class A (a)	15,000	1,053,900
		58,690,347
Technology Hardware, Storage & Peripherals - 8.6%
3D Systems Corp. (a)(d)	8,000	109,840
Apple, Inc.	511,600	57,688,017
Electronics for Imaging, Inc. (a)	88,700	3,882,399
Nimble Storage, Inc. (a)	112,900	3,009,914
SanDisk Corp.	11,800	643,808
Seagate Technology LLC	82,100	4,219,940
		69,553,918
TOTAL INFORMATION TECHNOLOGY		339,796,861
MATERIALS - 2.1%
Chemicals - 1.7%
E.I. du Pont de Nemours & Co.	21,300	1,096,950
LyondellBasell Industries NV Class A	87,300	7,453,674
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Monsanto Co.	55,600	$ 5,429,340
The Chemours Co. LLC	4,260	41,194
		14,021,158
Containers & Packaging - 0.4%
Sealed Air Corp.	57,400	2,953,230
WestRock Co.	4,437	263,336
		3,216,566
TOTAL MATERIALS		17,237,724
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.3%
Verizon Communications, Inc.	42,200	1,941,622
Wireless Telecommunication Services - 0.2%
RingCentral, Inc. (a)	3,900	67,119
T-Mobile U.S., Inc. (a)	42,400	1,679,464
		1,746,583
TOTAL TELECOMMUNICATION SERVICES		3,688,205
UTILITIES - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
NRG Energy, Inc.	34,400	685,248
Ormat Technologies, Inc. (d)	14,000	492,800
		1,178,048
TOTAL COMMON STOCKS (Cost $706,013,910)		796,049,052
Convertible Preferred Stocks - 0.7%

CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.1%
Blue Apron, Inc. Series D (e)	56,277	749,998
Tobacco - 0.1%
PAX Labs, Inc. Series C (e)	273,248	1,052,005
TOTAL CONSUMER STAPLES		1,802,003
Convertible Preferred Stocks - continued
	Shares	Value
FINANCIALS - 0.2%
Real Estate Management & Development - 0.2%
Redfin Corp. Series G (e)	282,324	$ 1,030,483
INFORMATION TECHNOLOGY - 0.3%
Internet Software & Services - 0.3%
Uber Technologies, Inc. Series D, 8.00% (a)(e)	55,696	2,207,789
Software - 0.0%
Cloudera, Inc. Series F (a)(e)	10,396	341,301
TOTAL INFORMATION TECHNOLOGY		2,549,090
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $3,748,404)		5,381,576
Money Market Funds - 3.4%

Fidelity Cash Central Fund, 0.15% (b)	4,245,484	4,245,484
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	23,408,518	23,408,518
TOTAL MONEY MARKET FUNDS (Cost $27,654,002)		27,654,002
TOTAL INVESTMENT PORTFOLIO - 103.0% (Cost $737,416,316)		829,084,630
NET OTHER ASSETS (LIABILITIES) - (3.0)%		(24,286,257)
NET ASSETS - 100%		$ 804,798,373
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,381,576 or 0.7% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Blue Apron, Inc. Series D	5/18/15	$ 749,998
Cloudera, Inc. Series F	2/5/14	$ 151,366
PAX Labs, Inc. Series C	5/22/15	$ 1,052,005
Redfin Corp. Series G	12/16/14	$ 931,020
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$ 864,015
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 15,581
Fidelity Securities Lending Cash Central Fund	224,736
Total	$ 240,317
Other Information

The following is a summary of the inputs used, as of August 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 115,902,102	$ 115,902,102	$ -	$ -
Consumer Staples	57,447,772	55,645,769	-	1,802,003
Energy	18,018,041	18,018,041	-	-
Financials	36,684,963	35,654,480	-	1,030,483
Health Care	152,793,724	152,793,724	-	-
Industrials	56,134,098	56,134,098	-	-
Information Technology	342,345,951	339,796,861	-	2,549,090
Materials	17,237,724	17,237,724	-	-
Telecommunication Services	3,688,205	3,688,205	-	-
Utilities	1,178,048	1,178,048	-	-
Money Market Funds	27,654,002	27,654,002	-	-
Total Investments in Securities:	$ 829,084,630	$ 823,703,054	$ -	$ 5,381,576
Income Tax Information

At August 31, 2015, the cost of investment securities for income tax purposes was $737,727,475. Net unrealized appreciation aggregated $91,357,155, of which $141,258,055 related to appreciated investment securities and $49,900,900 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments August 31, 2015 (Unaudited)

Quarterly Holdings Report
for
Fidelity Advisor® Series
Small Cap Fund

August 31, 2015

1.967947.101

AXS5-QTLY-1015

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.2%
	Shares	Value
CONSUMER DISCRETIONARY - 14.1%
Auto Components - 0.2%
Horizon Global Corp. (a)	88,440	$ 925,082
Diversified Consumer Services - 1.8%
DeVry, Inc. (e)	137,800	3,604,848
Meiko Network Japan Co. Ltd.	222,100	2,329,525
Tsukada Global Holdings, Inc.	392,500	2,506,315
		8,440,688
Household Durables - 0.8%
Tupperware Brands Corp. (e)	77,800	3,985,694
Leisure Products - 1.3%
Smith & Wesson Holding Corp. (a)	353,700	6,394,896
Media - 0.2%
Crown Media Holdings, Inc. Class A (a)	162,000	866,700
Multiline Retail - 1.1%
Big Lots, Inc. (e)	107,200	5,144,528
Specialty Retail - 7.8%
Aarons, Inc. Class A	181,400	6,829,710
Hibbett Sports, Inc. (a)(e)	138,200	5,458,900
Jumbo SA	35,381	297,771
Office Depot, Inc. (a)	1,282,320	10,168,798
Sally Beauty Holdings, Inc. (a)	176,900	4,624,166
Select Comfort Corp. (a)	238,900	5,817,215
Staples, Inc.	290,100	4,122,321
		37,318,881
Textiles, Apparel & Luxury Goods - 0.9%
Fossil Group, Inc. (a)	70,700	4,353,706
TOTAL CONSUMER DISCRETIONARY		67,430,175
CONSUMER STAPLES - 3.7%
Food & Staples Retailing - 3.7%
Ain Pharmaciez, Inc.	30,700	1,405,923
Sundrug Co. Ltd.	66,000	3,708,907
Tsuruha Holdings, Inc.	68,800	5,583,669
United Natural Foods, Inc. (a)	147,700	7,111,755
		17,810,254
ENERGY - 2.2%
Energy Equipment & Services - 0.1%
Cathedral Energy Services Ltd.	479,300	637,561
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 2.1%
Delek Logistics Partners LP	68,900	$ 2,743,598
World Fuel Services Corp.	187,725	7,255,571
		9,999,169
TOTAL ENERGY		10,636,730
FINANCIALS - 21.5%
Banks - 5.5%
Bank of the Ozarks, Inc.	86,000	3,594,800
ConnectOne Bancorp, Inc.	271,300	5,195,395
First NBC Bank Holding Co. (a)	178,600	6,251,000
Investors Bancorp, Inc.	565,999	6,667,468
Wilshire Bancorp, Inc.	414,900	4,431,132
		26,139,795
Consumer Finance - 2.2%
PRA Group, Inc. (a)(e)	106,100	5,654,069
SLM Corp. (a)	563,500	4,778,480
		10,432,549
Insurance - 6.2%
CNO Financial Group, Inc.	463,800	8,297,382
Enstar Group Ltd. (a)	26,000	3,798,860
James River Group Holdings Ltd.	4,800	132,480
National Western Life Insurance Co. Class A	2,639	600,161
Primerica, Inc.	212,259	9,018,885
Reinsurance Group of America, Inc.	85,300	7,752,064
		29,599,832
Real Estate Investment Trusts - 3.8%
Corrections Corp. of America	196,300	5,767,294
EPR Properties	57,100	2,905,819
MFA Financial, Inc.	689,800	4,904,478
VEREIT, Inc.	542,000	4,411,880
		17,989,471
Real Estate Management & Development - 0.4%
Relo Holdings Corp.	19,200	2,005,575
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 3.4%
BofI Holding, Inc. (a)(e)	123,800	$ 14,340,992
Meridian Bancorp, Inc.	173,610	2,211,791
		16,552,783
TOTAL FINANCIALS		102,720,005
HEALTH CARE - 13.6%
Biotechnology - 1.9%
United Therapeutics Corp. (a)	59,700	8,992,014
Health Care Equipment & Supplies - 0.9%
Fukuda Denshi Co. Ltd.	4,900	249,530
The Cooper Companies, Inc.	24,800	4,028,016
		4,277,546
Health Care Providers & Services - 8.3%
Aceto Corp.	212,200	4,755,402
AmSurg Corp. (a)	126,100	9,888,762
Community Health Systems, Inc. (a)	86,300	4,634,310
MEDNAX, Inc. (a)	51,920	4,182,156
Message Co. Ltd.	22,300	806,959
Providence Service Corp. (a)	106,100	4,756,463
Ryman Healthcare Group Ltd.	132,689	643,352
Sigma Pharmaceuticals Ltd.	438,059	250,954
The Ensign Group, Inc.	204,800	9,615,360
		39,533,718
Life Sciences Tools & Services - 1.0%
VWR Corp. (e)	191,200	5,019,000
Pharmaceuticals - 1.5%
Jazz Pharmaceuticals PLC (a)	25,800	4,355,556
Sawai Pharmaceutical Co. Ltd.	48,500	3,062,341
		7,417,897
TOTAL HEALTH CARE		65,240,175
INDUSTRIALS - 15.9%
Aerospace & Defense - 2.3%
Engility Holdings, Inc.	106,100	2,949,580
Moog, Inc. Class A (a)	70,700	4,461,170
Teledyne Technologies, Inc. (a)	34,600	3,387,686
		10,798,436
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 5.8%
Coor Service Management Holding AB (a)	207,400	$ 823,133
Deluxe Corp.	139,900	8,115,599
Mitie Group PLC	906,100	4,125,348
UniFirst Corp.	44,200	4,791,722
West Corp.	402,800	9,804,152
		27,659,954
Electrical Equipment - 2.2%
BWX Technologies, Inc.	177,800	4,715,256
EnerSys	106,700	5,705,249
		10,420,505
Machinery - 4.1%
Federal Signal Corp.	318,400	4,505,360
Hy-Lok Corp.	120,411	3,471,789
Standex International Corp.	93,900	7,513,878
TriMas Corp. (a)	221,100	4,032,864
		19,523,891
Marine - 0.3%
SITC International Holdings Co. Ltd.	3,074,000	1,542,940
Professional Services - 0.7%
Benefit One, Inc.	200,600	3,599,725
Transportation Infrastructure - 0.5%
Wesco Aircraft Holdings, Inc. (a)	172,000	2,414,880
TOTAL INDUSTRIALS		75,960,331
INFORMATION TECHNOLOGY - 20.5%
Electronic Equipment & Components - 7.4%
Belden, Inc.	70,700	3,562,573
CDW Corp.	341,300	13,566,675
Insight Enterprises, Inc. (a)	151,200	3,826,872
SYNNEX Corp.	92,182	7,299,893
Zebra Technologies Corp. Class A (a)	85,300	7,069,664
		35,325,677
Internet Software & Services - 1.3%
Stamps.com, Inc. (a)	74,400	6,126,096
IT Services - 9.6%
Blackhawk Network Holdings, Inc. (a)	152,300	6,017,373
Cardtronics, Inc. (a)	172,800	5,961,600
EPAM Systems, Inc. (a)	12,500	882,625
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
EVERTEC, Inc.	233,100	$ 4,219,110
Global Payments, Inc.	95,900	10,682,301
MoneyGram International, Inc. (a)	354,800	3,100,952
Perficient, Inc. (a)	137,600	2,278,656
Syntel, Inc. (a)	222,600	9,894,570
WEX, Inc. (a)	30,200	2,854,806
		45,891,993
Software - 2.2%
NIIT Technologies Ltd. (a)	280,385	1,970,971
Sword Group	82,661	1,971,108
Verint Systems, Inc. (a)	105,800	5,642,314
Zensar Technologies Ltd. (a)	97,951	1,234,987
		10,819,380
TOTAL INFORMATION TECHNOLOGY		98,163,146
MATERIALS - 2.2%
Chemicals - 1.6%
Innospec, Inc.	16,400	805,240
PolyOne Corp.	209,600	6,805,712
		7,610,952
Paper & Forest Products - 0.6%
Neenah Paper, Inc.	52,200	3,012,984
TOTAL MATERIALS		10,623,936
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.2%
APT Satellite Holdings Ltd.	480,750	349,860
Asia Satellite Telecommunications Holdings Ltd.	120,000	218,941
Vocus Communications Ltd.	126,918	524,766
		1,093,567
Wireless Telecommunication Services - 0.1%
Cellcom Israel Ltd. (Israel) (a)	32,400	211,027
Partner Communications Co. Ltd. (a)	31,214	136,193
		347,220
TOTAL TELECOMMUNICATION SERVICES		1,440,787
Common Stocks - continued
	Shares	Value
UTILITIES - 0.2%
Gas Utilities - 0.2%
Star Gas Partners LP	91,132	$ 873,045
TOTAL COMMON STOCKS (Cost $415,037,120)		450,898,584
U.S. Treasury Obligations - 0.3%
		Principal Amount (d)
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.07% 10/22/15 to 10/29/15 (h) (Cost $1,629,876)		$ 1,630,000	1,629,981
Preferred Securities - 0.4%

FINANCIALS - 0.4%
Diversified Financial Services - 0.4%
Baggot Securities Ltd. 10.24% (f)(g) (Cost $2,687,396)	EUR	1,730,000	2,086,637
Money Market Funds - 8.8%
	Shares
Fidelity Cash Central Fund, 0.15% (b)	25,887,587	25,887,587
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	15,993,025	15,993,025
TOTAL MONEY MARKET FUNDS (Cost $41,880,612)		41,880,612
TOTAL INVESTMENT PORTFOLIO - 103.7% (Cost $461,235,004)		496,495,814
NET OTHER ASSETS (LIABILITIES) - (3.7)%		(17,832,275)
NET ASSETS - 100%		$ 478,663,539
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
162 ICE Russell 2000 Index Contracts (United States)	Sept. 2015	$ 18,751,500	$ (1,274,163)

The face value of futures purchased as a percentage of net assets is 3.9%
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,086,637 or 0.4% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,022,988.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 46,358
Fidelity Securities Lending Cash Central Fund	48,631
Total	$ 94,989
Other Information

The following is a summary of the inputs used, as of August 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 67,430,175	$ 62,594,335	$ 4,835,840	$ -
Consumer Staples	17,810,254	7,111,755	10,698,499	-
Energy	10,636,730	10,636,730	-	-
Financials	102,720,005	100,714,430	2,005,575	-
Health Care	65,240,175	61,121,345	4,118,830	-
Industrials	75,960,331	72,360,606	3,599,725	-
Information Technology	98,163,146	98,163,146	-	-
Materials	10,623,936	10,623,936	-	-
Telecommunication Services	1,440,787	1,304,594	136,193	-
Utilities	873,045	873,045	-	-
U.S. Government and Government Agency Obligations	1,629,981	-	1,629,981	-
Preferred Securities	2,086,637	-	2,086,637	-
Money Market Funds	41,880,612	41,880,612	-	-
Total Investments in Securities:	$ 496,495,814	$ 467,384,534	$ 29,111,280	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (1,274,163)	$ (1,274,163)	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended August 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 22,177,884
Level 2 to Level 1	$ 0
Income Tax Information

At August 31, 2015, the cost of investment securities for income tax purposes was $461,279,915. Net unrealized appreciation aggregated $35,215,899, of which $67,331,587 related to appreciated investment securities and $32,115,688 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments August 31, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity Advisor® Small Cap Fund

August 31, 2015

1.805747.111

ASCF-QTLY-1015

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.4%
Auto Components - 0.2%
Horizon Global Corp. (a)	500,000	$ 5,230
Diversified Consumer Services - 1.9%
DeVry, Inc.	800,000	20,928
Meiko Network Japan Co. Ltd. (f)	1,577,900	16,550
Tsukada Global Holdings, Inc. (e)(f)	2,800,000	17,879
		55,357
Household Durables - 0.7%
Tupperware Brands Corp. (e)	440,000	22,541
Leisure Products - 1.2%
Smith & Wesson Holding Corp. (a)	2,000,000	36,160
Media - 0.2%
Crown Media Holdings, Inc. Class A (a)	1,006,821	5,386
Multiline Retail - 1.0%
Big Lots, Inc. (e)	600,000	28,794
Specialty Retail - 8.4%
Aarons, Inc. Class A	1,072,000	40,361
Genesco, Inc. (a)	499,200	29,897
Hibbett Sports, Inc. (a)(e)	800,000	31,600
Jumbo SA	303,981	2,558
Office Depot, Inc. (a)	7,514,200	59,588
Sally Beauty Holdings, Inc. (a)	1,000,000	26,140
Select Comfort Corp. (a)	1,400,000	34,090
Staples, Inc.	1,700,000	24,157
		248,391
Textiles, Apparel & Luxury Goods - 0.8%
Fossil Group, Inc. (a)	400,000	24,632
TOTAL CONSUMER DISCRETIONARY		426,491
CONSUMER STAPLES - 3.7%
Food & Staples Retailing - 3.7%
Ain Pharmaciez, Inc.	190,000	8,701
Sundrug Co. Ltd.	400,000	22,478
Tsuruha Holdings, Inc.	425,000	34,492
United Natural Foods, Inc. (a)	900,000	43,335
		109,006
ENERGY - 2.1%
Energy Equipment & Services - 0.1%
Cathedral Energy Services Ltd. (f)	3,363,407	4,474
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 2.0%
Delek Logistics Partners LP	400,000	$ 15,928
World Fuel Services Corp.	1,100,000	42,515
		58,443
TOTAL ENERGY		62,917
FINANCIALS - 20.2%
Banks - 5.1%
Bank of the Ozarks, Inc.	500,000	20,900
ConnectOne Bancorp, Inc. (f)	1,550,000	29,683
First NBC Bank Holding Co. (a)(f)	1,026,364	35,923
Investors Bancorp, Inc.	3,316,299	39,066
Wilshire Bancorp, Inc.	2,350,000	25,098
		150,670
Consumer Finance - 2.0%
PRA Group, Inc. (a)(e)	600,000	31,974
SLM Corp. (a)	3,185,800	27,016
		58,990
Insurance - 5.9%
CNO Financial Group, Inc.	2,700,000	48,303
Enstar Group Ltd. (a)	150,000	21,917
James River Group Holdings Ltd.	29,751	821
National Western Life Insurance Co. Class A	16,000	3,639
Primerica, Inc.	1,266,700	53,822
Reinsurance Group of America, Inc.	500,000	45,440
		173,942
Real Estate Investment Trusts - 3.5%
Corrections Corp. of America	1,150,000	33,787
EPR Properties	330,000	16,794
MFA Financial, Inc.	3,900,000	27,729
VEREIT, Inc.	3,200,000	26,048
		104,358
Real Estate Management & Development - 0.5%
Relo Holdings Corp.	140,000	14,624
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - 3.2%
BofI Holding, Inc. (a)(e)	700,000	$ 81,084
Meridian Bancorp, Inc.	1,095,110	13,952
		95,036
TOTAL FINANCIALS		597,620
HEALTH CARE - 12.7%
Biotechnology - 1.8%
United Therapeutics Corp. (a)	350,000	52,717
Health Care Equipment & Supplies - 0.8%
Fukuda Denshi Co. Ltd.	24,600	1,253
The Cooper Companies, Inc.	140,000	22,739
		23,992
Health Care Providers & Services - 7.7%
Aceto Corp.	1,200,000	26,892
AmSurg Corp. (a)	713,000	55,913
Community Health Systems, Inc. (a)	500,000	26,850
MEDNAX, Inc. (a)	300,000	24,165
Message Co. Ltd.	134,600	4,871
Providence Service Corp. (a)	600,000	26,898
Ryman Healthcare Group Ltd.	900,000	4,364
Sigma Pharmaceuticals Ltd.	3,000,000	1,719
The Ensign Group, Inc.	1,200,000	56,340
		228,012
Life Sciences Tools & Services - 0.9%
VWR Corp. (e)	1,081,000	28,376
Pharmaceuticals - 1.5%
Jazz Pharmaceuticals PLC (a)	150,000	25,323
Sawai Pharmaceutical Co. Ltd.	300,000	18,942
		44,265
TOTAL HEALTH CARE		377,362
INDUSTRIALS - 14.9%
Aerospace & Defense - 2.1%
Engility Holdings, Inc.	600,000	16,680
Moog, Inc. Class A (a)	400,000	25,240
Teledyne Technologies, Inc. (a)	200,000	19,582
		61,502
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - 5.4%
Coor Service Management Holding AB (a)	1,535,502	$ 6,094
Deluxe Corp.	800,000	46,408
Mitie Group PLC	5,600,000	25,496
UniFirst Corp.	250,000	27,103
West Corp.	2,300,000	55,982
		161,083
Electrical Equipment - 2.1%
BWX Technologies, Inc.	1,050,000	27,846
EnerSys	625,550	33,448
		61,294
Machinery - 3.8%
Federal Signal Corp.	1,800,000	25,470
Hy-Lok Corp. (f)	700,000	20,183
Standex International Corp.	550,000	44,011
TriMas Corp. (a)	1,250,000	22,800
		112,464
Marine - 0.3%
SITC International Holdings Co. Ltd.	19,000,000	9,537
Professional Services - 0.7%
Benefit One, Inc. (e)	1,224,100	21,966
Transportation Infrastructure - 0.5%
Wesco Aircraft Holdings, Inc. (a)	1,000,000	14,040
TOTAL INDUSTRIALS		441,886
INFORMATION TECHNOLOGY - 21.0%
Electronic Equipment & Components - 6.9%
Belden, Inc.	400,000	20,156
CDW Corp.	2,000,000	79,500
Insight Enterprises, Inc. (a)	900,000	22,779
SYNNEX Corp.	520,913	41,251
Zebra Technologies Corp. Class A (a)	500,000	41,440
		205,126
Internet Software & Services - 1.2%
Stamps.com, Inc. (a)	425,000	34,995
IT Services - 8.9%
Blackhawk Network Holdings, Inc. (a)	900,000	35,559
Cardtronics, Inc. (a)	1,000,000	34,500
EPAM Systems, Inc. (a)	50,000	3,531
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
EVERTEC, Inc.	1,365,000	$ 24,707
Global Payments, Inc.	550,000	61,265
MoneyGram International, Inc. (a)	2,050,000	17,917
Perficient, Inc. (a)	800,000	13,248
Syntel, Inc. (a)	1,300,000	57,785
WEX, Inc. (a)	170,000	16,070
		264,582
Software - 4.0%
NIIT Technologies Ltd. (a)(f)	3,800,000	26,712
Sword Group (f)	587,339	14,006
Verint Systems, Inc. (a)	620,000	33,065
Zensar Technologies Ltd. (a)(f)	3,500,000	44,129
		117,912
TOTAL INFORMATION TECHNOLOGY		622,615
MATERIALS - 2.1%
Chemicals - 1.5%
Innospec, Inc.	100,000	4,910
PolyOne Corp.	1,200,000	38,964
		43,874
Paper & Forest Products - 0.6%
Neenah Paper, Inc.	300,000	17,316
TOTAL MATERIALS		61,190
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.2%
APT Satellite Holdings Ltd.	3,150,000	2,292
Asia Satellite Telecommunications Holdings Ltd.	800,000	1,460
Vocus Communications Ltd. (e)	784,380	3,243
		6,995
Wireless Telecommunication Services - 0.1%
Cellcom Israel Ltd. (Israel) (a)	200,000	1,303
Partner Communications Co. Ltd. (a)	219,793	959
		2,262
TOTAL TELECOMMUNICATION SERVICES		9,257
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 0.2%
Gas Utilities - 0.2%
Star Gas Partners LP	552,130	$ 5,289
TOTAL COMMON STOCKS (Cost $2,182,759)		2,713,633
U.S. Treasury Obligations - 0.4%
		Principal Amount (000s)(d)
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.05% 10/22/15 to 10/29/15 (i) (Cost $11,299)		$ 11,300	11,300
Preferred Securities - 0.5%

FINANCIALS - 0.5%
Diversified Financial Services - 0.5%
Baggot Securities Ltd. 10.24% (g)(h) (Cost $18,643)	EUR	12,000	14,476
Money Market Funds - 10.8%
	Shares
Fidelity Cash Central Fund, 0.15% (b)	236,238,364	236,238
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	83,684,957	83,685
TOTAL MONEY MARKET FUNDS (Cost $319,923)		319,923
TOTAL INVESTMENT PORTFOLIO - 103.3% (Cost $2,532,624)		3,059,332
NET OTHER ASSETS (LIABILITIES) - (3.3)%		(98,063)
NET ASSETS - 100%		$ 2,961,269
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
1,660 ICE Russell 2000 Index Contracts (United States)	Sept. 2015	$ 192,145	$ (16,360)

The face value of futures purchased as a percentage of net assets is 6.5%
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,476,000 or 0.5% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
(i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $8,920,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 263
Fidelity Securities Lending Cash Central Fund	183
Total	$ 446
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Cathedral Energy Services Ltd.	$ 8,984	$ 376	$ -	$ 367	$ 4,474
ConnectOne Bancorp, Inc.	-	30,386	-	160	29,683
First NBC Bank Holding Co.	29,120	8,512	-	-	35,923
Hy-Lok Corp.	19,901	-	-	212	20,183
Meiko Network Japan Co. Ltd.	16,216	-	-	403	16,550
NIIT Technologies Ltd.	23,245	-	-	565	26,712
Stamps.com, Inc.	40,163	-	29,789	-	-
Sword Group	12,905	-	-	668	14,006
The Ensign Group, Inc.	47,304	-	-	270	-
Tsukada Global Holdings, Inc.	17,524	-	-	206	17,879
Zensar Technologies Ltd.	33,225	-	-	614	44,129
Total	$ 248,587	$ 39,274	$ 29,789	$ 3,465	$ 209,539
Other Information

The following is a summary of the inputs used, as of August 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 426,491	$ 392,062	$ 34,429	$ -
Consumer Staples	109,006	43,335	65,671	-
Energy	62,917	62,917	-	-
Financials	597,620	582,996	14,624	-
Health Care	377,362	352,296	25,066	-
Industrials	441,886	419,920	21,966	-
Information Technology	622,615	622,615	-	-
Materials	61,190	61,190	-	-
Telecommunication Services	9,257	8,298	959	-
Utilities	5,289	5,289	-	-
U.S. Government and Government Agency Obligations	11,300	-	11,300	-
Preferred Securities	14,476	-	14,476	-
Money Market Funds	319,923	319,923	-	-
Total Investments in Securities:	$ 3,059,332	$ 2,870,841	$ 188,491	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (16,360)	$ (16,360)	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended August 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total (000s)
Level 1 to Level 2	$ 137,564
Level 2 to Level 1	$ 0
Income Tax Information

At August 31, 2015, the cost of investment securities for income tax purposes was $2,532,598,000. Net unrealized appreciation aggregated $526,734,000, of which $711,900,000 related to appreciated investment securities and $185,166,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments August 31, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity Advisor® Stock Selector
Mid Cap Fund

August 31, 2015

1.805741.111

MC-QTLY-1015

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.5%
Auto Components - 0.5%
Dorman Products, Inc. (a)(d)	227,100	$ 11,434
Automobiles - 0.8%
Harley-Davidson, Inc.	337,800	18,934
Distributors - 1.2%
LKQ Corp. (a)	968,500	29,045
Diversified Consumer Services - 1.5%
ServiceMaster Global Holdings, Inc. (a)	1,030,700	36,260
Hotels, Restaurants & Leisure - 0.8%
Wyndham Worldwide Corp.	262,600	20,084
Household Durables - 2.8%
Jarden Corp. (a)	733,072	37,636
NVR, Inc. (a)	20,100	30,551
		68,187
Internet & Catalog Retail - 0.8%
Liberty Interactive Corp. Qvc G Series A (a)	665,210	17,987
Media - 2.3%
AMC Networks, Inc. Class A (a)	279,000	20,194
Liberty Broadband Corp. Class A (a)	375,281	20,442
Viacom, Inc. Class B (non-vtg.)	367,700	14,991
		55,627
Multiline Retail - 0.9%
Dollar General Corp.	291,000	21,677
Specialty Retail - 2.9%
AutoNation, Inc. (a)	341,200	20,417
CarMax, Inc. (a)	253,500	15,464
Ross Stores, Inc.	357,500	17,382
Sally Beauty Holdings, Inc. (a)	617,400	16,139
		69,402
TOTAL CONSUMER DISCRETIONARY		348,637
CONSUMER STAPLES - 4.2%
Beverages - 1.0%
Coca-Cola Enterprises, Inc.	193,600	9,968
Dr. Pepper Snapple Group, Inc.	77,900	5,977
Molson Coors Brewing Co. Class B	115,100	7,837
		23,782
Food Products - 0.9%
Campbell Soup Co.	158,900	7,626
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Nomad Foods Ltd. (a)	197,893	$ 3,920
Pinnacle Foods, Inc.	123,900	5,556
The J.M. Smucker Co.	48,703	5,733
		22,835
Household Products - 1.4%
Church & Dwight Co., Inc.	291,200	25,125
Energizer Holdings, Inc.	232,700	9,718
		34,843
Personal Products - 0.6%
Edgewell Personal Care Co. (a)	154,700	13,623
Tobacco - 0.3%
Universal Corp. (d)	138,500	6,816
TOTAL CONSUMER STAPLES		101,899
ENERGY - 3.3%
Energy Equipment & Services - 1.1%
Bristow Group, Inc.	157,500	5,837
Dril-Quip, Inc. (a)	168,800	11,637
Helmerich & Payne, Inc. (d)	137,980	8,142
Nuverra Environmental Solutions, Inc. (a)	2,813	8
		25,624
Oil, Gas & Consumable Fuels - 2.2%
Cabot Oil & Gas Corp.	296,300	7,013
Cimarex Energy Co.	67,300	7,437
Energen Corp.	190,400	9,901
HollyFrontier Corp.	384,300	18,008
PDC Energy, Inc. (a)	60,100	3,376
Stone Energy Corp. (a)	506,400	2,871
Whiting Petroleum Corp. (a)	236,800	4,577
		53,183
TOTAL ENERGY		78,807
FINANCIALS - 24.0%
Banks - 2.7%
Aldermore Group PLC	1,393,000	6,481
Huntington Bancshares, Inc.	1,521,178	16,596
Prosperity Bancshares, Inc.	151,100	7,807
Shawbrook Group Ltd.	1,143,000	5,841
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Banks - continued
Signature Bank (a)	20,000	$ 2,670
Synovus Financial Corp.	591,727	18,006
The Jammu & Kashmir Bank Ltd.	3,148,958	4,573
Virgin Money Holdings Uk PLC	540,800	3,524
		65,498
Capital Markets - 4.0%
Artisan Partners Asset Management, Inc.	450,100	18,396
Fortress Investment Group LLC	1,598,400	9,271
Interactive Brokers Group, Inc.	671,867	26,821
KCG Holdings, Inc. Class A (a)	504,444	5,801
MLP AG	1,566,600	7,025
Moelis & Co. Class A	176,500	4,815
Oaktree Capital Group LLC Class A	102,900	5,454
Och-Ziff Capital Management Group LLC Class A	351,700	3,549
Raymond James Financial, Inc.	116,300	6,163
Virtus Investment Partners, Inc.	31,100	3,578
Vontobel Holdings AG	81,403	4,286
		95,159
Consumer Finance - 4.0%
ACOM Co. Ltd. (a)(d)	1,476,900	6,654
Capital One Financial Corp.	429,900	33,425
Enova International, Inc. (a)	230,067	2,991
Navient Corp.	693,916	8,875
SLM Corp. (a)	1,631,916	13,839
Springleaf Holdings, Inc. (a)	703,680	31,497
		97,281
Diversified Financial Services - 0.4%
Alexander Forbes Group Holding	7,899,128	5,290
MSCI, Inc. Class A	55,000	3,329
		8,619
Insurance - 3.5%
Alleghany Corp. (a)	11,500	5,403
AmTrust Financial Services, Inc. (d)	194,200	11,293
Arthur J. Gallagher & Co.	687,500	30,058
CNO Financial Group, Inc.	341,100	6,102
Direct Line Insurance Group PLC	3,189,858	17,284
Fairfax Financial Holdings Ltd. (sub. vtg.)	11,900	5,534
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Hanover Insurance Group, Inc.	40,000	$ 3,156
W.R. Berkley Corp.	89,200	4,842
		83,672
Real Estate Investment Trusts - 9.0%
Alexandria Real Estate Equities, Inc.	185,975	15,992
Altisource Residential Corp. Class B	432,521	6,605
Cousins Properties, Inc.	687,500	6,304
Equity Lifestyle Properties, Inc.	215,500	12,016
Essex Property Trust, Inc.	52,500	11,268
Extra Space Storage, Inc.	240,300	17,657
FelCor Lodging Trust, Inc.	1,315,200	10,614
InfraReit, Inc.	165,900	4,675
Lamar Advertising Co. Class A	58,500	3,120
Liberty Property Trust (SBI)	439,500	13,510
Mack-Cali Realty Corp.	500,700	9,378
Mid-America Apartment Communities, Inc.	139,500	10,963
National Health Investors, Inc.	74,700	4,116
Outfront Media, Inc.	226,800	5,132
Ramco-Gershenson Properties Trust (SBI)	762,300	11,816
Rayonier, Inc.	120,400	2,769
Redwood Trust, Inc.	358,100	5,225
Sabra Health Care REIT, Inc.	514,100	12,323
SL Green Realty Corp.	71,865	7,439
Store Capital Corp.	338,600	6,826
Taubman Centers, Inc.	198,500	13,695
The GEO Group, Inc.	123,800	3,718
Urban Edge Properties	915,400	19,141
Weyerhaeuser Co.	86,000	2,403
		216,705
Real Estate Management & Development - 0.4%
CBRE Group, Inc. (a)	325,900	10,435
TOTAL FINANCIALS		577,369
HEALTH CARE - 8.9%
Biotechnology - 1.2%
AMAG Pharmaceuticals, Inc. (a)	180,000	11,257
Puma Biotechnology, Inc. (a)	50,000	4,596
Vertex Pharmaceuticals, Inc. (a)	96,000	12,242
		28,095
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - 3.3%
Boston Scientific Corp. (a)	1,580,000	$ 26,449
CONMED Corp.	150,000	7,959
The Cooper Companies, Inc.	136,000	22,089
Tornier NV (a)	500,000	11,120
Zimmer Biomet Holdings, Inc.	120,000	12,427
		80,044
Health Care Providers & Services - 2.1%
Adeptus Health, Inc. Class A (a)(d)	95,000	9,466
HCA Holdings, Inc. (a)	128,000	11,087
MEDNAX, Inc. (a)	270,000	21,749
Surgical Care Affiliates, Inc. (a)	240,000	8,772
		51,074
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	328,000	11,910
Pharmaceuticals - 1.8%
Catalent, Inc. (a)	380,000	12,080
Endo Health Solutions, Inc. (a)	200,000	15,400
Mallinckrodt PLC (a)	78,000	6,727
Prestige Brands Holdings, Inc. (a)	200,000	9,304
		43,511
TOTAL HEALTH CARE		214,634
INDUSTRIALS - 14.7%
Aerospace & Defense - 1.8%
TransDigm Group, Inc. (a)	188,710	43,371
Commercial Services & Supplies - 0.8%
KAR Auction Services, Inc.	501,879	18,590
Electrical Equipment - 2.7%
AMETEK, Inc.	1,190,790	64,088
Industrial Conglomerates - 2.7%
Roper Industries, Inc.	405,920	65,792
Machinery - 2.0%
Colfax Corp. (a)(d)	494,800	19,193
WABCO Holdings, Inc. (a)	252,618	29,132
		48,325
Road & Rail - 2.0%
J.B. Hunt Transport Services, Inc.	671,340	48,860
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - 2.7%
AerCap Holdings NV (a)	193,000	$ 8,114
HD Supply Holdings, Inc. (a)	1,228,300	40,534
Watsco, Inc.	133,300	16,324
		64,972
TOTAL INDUSTRIALS		353,998
INFORMATION TECHNOLOGY - 15.7%
Communications Equipment - 0.8%
F5 Networks, Inc. (a)	109,610	13,308
Juniper Networks, Inc.	123,500	3,175
Ruckus Wireless, Inc. (a)	192,700	2,181
		18,664
Electronic Equipment & Components - 1.7%
CDW Corp.	256,900	10,212
IPG Photonics Corp. (a)(d)	161,700	13,651
Trimble Navigation Ltd. (a)	968,700	18,308
		42,171
Internet Software & Services - 1.5%
HomeAway, Inc. (a)	335,000	9,611
IAC/InterActiveCorp	58,800	4,104
Rackspace Hosting, Inc. (a)	704,600	21,427
Velti PLC (a)(f)	215,084	1
		35,143
IT Services - 4.4%
Alliance Data Systems Corp. (a)	83,100	21,372
Cognizant Technology Solutions Corp. Class A (a)	360,800	22,709
Maximus, Inc.	430,700	26,079
PayPal Holdings, Inc. (a)	166,600	5,831
Total System Services, Inc.	155,200	7,113
VeriFone Systems, Inc. (a)	423,000	13,215
Virtusa Corp. (a)	169,500	8,970
		105,289
Semiconductors & Semiconductor Equipment - 2.5%
Cirrus Logic, Inc. (a)	301,300	9,087
Cree, Inc. (a)(d)	558,600	15,205
Cypress Semiconductor Corp.	918,500	9,185
Marvell Technology Group Ltd.	1,439,800	16,227
NXP Semiconductors NV (a)	21,000	1,778
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Qorvo, Inc. (a)	113,425	$ 6,296
Skyworks Solutions, Inc.	26,800	2,341
		60,119
Software - 3.8%
Adobe Systems, Inc. (a)	27,800	2,184
Citrix Systems, Inc. (a)	207,000	14,099
CommVault Systems, Inc. (a)	302,900	10,856
Fair Isaac Corp.	209,600	17,935
Parametric Technology Corp. (a)	68,242	2,260
Rovi Corp. (a)	398,750	4,414
Salesforce.com, Inc. (a)	117,800	8,171
SolarWinds, Inc. (a)	454,600	18,070
Synopsys, Inc. (a)	224,700	10,545
Workday, Inc. Class A (a)	34,200	2,403
		90,937
Technology Hardware, Storage & Peripherals - 1.0%
SanDisk Corp.	134,200	7,322
Western Digital Corp.	197,600	16,195
		23,517
TOTAL INFORMATION TECHNOLOGY		375,840
MATERIALS - 6.8%
Chemicals - 5.5%
Airgas, Inc.	217,304	20,974
CF Industries Holdings, Inc.	170,800	9,801
Eastman Chemical Co.	253,300	18,354
Ecolab, Inc.	304,579	33,242
PPG Industries, Inc.	277,600	26,453
W.R. Grace & Co. (a)	250,097	24,745
		133,569
Containers & Packaging - 0.7%
WestRock Co.	283,900	16,849
Metals & Mining - 0.6%
Reliance Steel & Aluminum Co.	239,845	13,940
TOTAL MATERIALS		164,358
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.1%
Cogent Communications Group, Inc.	34,400	$ 955
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	22,900	907
Telephone & Data Systems, Inc.	63,300	1,800
		2,707
TOTAL TELECOMMUNICATION SERVICES		3,662
UTILITIES - 4.2%
Electric Utilities - 2.3%
Cleco Corp.	50,506	2,706
Hawaiian Electric Industries, Inc.	174,800	4,942
OGE Energy Corp.	492,126	13,799
Pinnacle West Capital Corp.	126,000	7,501
PNM Resources, Inc.	647,500	16,582
Portland General Electric Co.	245,300	8,473
		54,003
Gas Utilities - 1.3%
Atmos Energy Corp.	210,940	11,557
National Fuel Gas Co.	201,311	10,863
Questar Corp.	71,000	1,371
Southwest Gas Corp.	131,563	7,248
		31,039
Independent Power and Renewable Electricity Producers - 0.6%
Black Hills Corp.	198,735	7,906
Calpine Corp. (a)	403,600	6,433
Dynegy, Inc. (a)	46,460	1,196
		15,535
TOTAL UTILITIES		100,577
TOTAL COMMON STOCKS (Cost $2,347,818)		2,319,781
U.S. Treasury Obligations - 0.1%
	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills, yield at date of purchase 0.05% to 0.06% 10/29/15 to 11/27/15 (e) (Cost $2,190)	$ 2,190	$ 2,190
Money Market Funds - 6.0%
	Shares
Fidelity Cash Central Fund, 0.15% (b)	90,591,836	90,592
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	52,946,834	52,947
TOTAL MONEY MARKET FUNDS (Cost $143,539)		143,539
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $2,493,547)		2,465,510
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(63,473)
NET ASSETS - 100%		$ 2,402,037
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
71 CME E-mini S&P MidCap 400 Index Contracts (United States)	Sept. 2015	$ 10,043	$ 210

The face value of futures purchased as a percentage of net assets is 0.4%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,662,000.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Velti PLC	4/19/13	$ 323
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 59
Fidelity Securities Lending Cash Central Fund	227
Total	$ 286
Other Information

The following is a summary of the inputs used, as of August 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 348,637	$ 348,637	$ -	$ -
Consumer Staples	101,899	101,899	-	-
Energy	78,807	78,807	-	-
Financials	577,369	570,715	6,654	-
Health Care	214,634	214,634	-	-
Industrials	353,998	353,998	-	-
Information Technology	375,840	375,839	1	-
Materials	164,358	164,358	-	-
Telecommunication Services	3,662	3,662	-	-
Utilities	100,577	100,577	-	-
U.S. Government and Government Agency Obligations	2,190	-	2,190	-
Money Market Funds	143,539	143,539	-	-
Total Investments in Securities:	$ 2,465,510	$ 2,456,665	$ 8,845	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 210	$ 210	$ -	$ -
Income Tax Information

At August 31, 2015, the cost of investment securities for income tax purposes was $2,495,104,000. Net unrealized depreciation aggregated $29,594,000, of which $190,061,000 related to appreciated investment securities and $219,655,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments August 31, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity Advisor® Value
Strategies Fund

August 31, 2015

1.805748.111

SO-QTLY-1015

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 24.1%
Auto Components - 4.7%
Delphi Automotive PLC	719,777	$ 54,358
Tenneco, Inc. (a)	164,524	7,741
		62,099
Automobiles - 3.1%
General Motors Co.	1,284,836	37,826
Volkswagen AG	18,856	3,527
		41,353
Diversified Consumer Services - 1.6%
Service Corp. International	705,350	20,914
Hotels, Restaurants & Leisure - 2.1%
Cedar Fair LP (depositary unit)	227,420	12,549
Wyndham Worldwide Corp.	199,867	15,286
		27,835
Household Durables - 4.4%
Lennar Corp. Class A	424,700	21,617
PulteGroup, Inc.	744,504	15,404
Ryland Group, Inc.	151,400	6,547
Standard Pacific Corp. (a)	1,866,450	15,772
		59,340
Leisure Products - 3.4%
Hasbro, Inc.	266,797	19,900
Vista Outdoor, Inc. (a)	557,700	26,078
		45,978
Media - 1.1%
Omnicom Group, Inc.	120,112	8,045
Regal Entertainment Group Class A (d)	330,800	6,292
		14,337
Specialty Retail - 3.4%
Asbury Automotive Group, Inc. (a)	343,641	27,687
GameStop Corp. Class A (d)	407,513	17,311
		44,998
Textiles, Apparel & Luxury Goods - 0.3%
PVH Corp.	36,500	4,343
TOTAL CONSUMER DISCRETIONARY		321,197
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 7.6%
Beverages - 2.8%
Cott Corp. (a)	3,511,564	$ 37,075
Food & Staples Retailing - 1.8%
CVS Health Corp.	237,100	24,279
Food Products - 2.2%
Bunge Ltd.	102,214	7,405
Calavo Growers, Inc.	232,028	13,516
SunOpta, Inc. (a)	984,885	8,726
		29,647
Household Products - 0.8%
Procter & Gamble Co.	142,100	10,042
TOTAL CONSUMER STAPLES		101,043
ENERGY - 3.6%
Energy Equipment & Services - 0.5%
Halliburton Co.	183,600	7,225
Oil, Gas & Consumable Fuels - 3.1%
EP Energy Corp. (a)(d)	274,600	1,947
HollyFrontier Corp.	153,000	7,170
Kinder Morgan, Inc.	170,400	5,523
The Williams Companies, Inc.	154,500	7,447
Valero Energy Corp.	327,300	19,422
		41,509
TOTAL ENERGY		48,734
FINANCIALS - 14.2%
Banks - 10.9%
Bank of America Corp.	3,355,213	54,824
CIT Group, Inc.	157,349	6,835
Citigroup, Inc.	227,323	12,157
JPMorgan Chase & Co.	116,400	7,461
Regions Financial Corp.	778,163	7,463
U.S. Bancorp	862,484	36,526
Wells Fargo & Co.	377,370	20,125
		145,391
Capital Markets - 0.7%
The Blackstone Group LP	267,400	9,158
Insurance - 2.6%
AFLAC, Inc.	251,686	14,749
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
American International Group, Inc.	201,698	$ 12,170
Unum Group	232,560	7,800
		34,719
TOTAL FINANCIALS		189,268
HEALTH CARE - 16.5%
Health Care Equipment & Supplies - 6.0%
Alere, Inc. (a)	172,283	8,954
Boston Scientific Corp. (a)	1,785,400	29,888
St. Jude Medical, Inc.	463,300	32,806
Zimmer Biomet Holdings, Inc.	87,600	9,072
		80,720
Health Care Providers & Services - 3.8%
DaVita HealthCare Partners, Inc. (a)	158,496	11,989
Universal Health Services, Inc. Class B	278,914	38,250
		50,239
Life Sciences Tools & Services - 0.8%
PerkinElmer, Inc.	207,500	10,101
Pharmaceuticals - 5.9%
Johnson & Johnson	187,800	17,649
Merck & Co., Inc.	390,800	21,045
Sanofi SA sponsored ADR	815,544	39,896
		78,590
TOTAL HEALTH CARE		219,650
INDUSTRIALS - 7.2%
Aerospace & Defense - 4.4%
Esterline Technologies Corp. (a)	180,022	14,710
Honeywell International, Inc.	139,500	13,848
Orbital ATK, Inc.	278,850	21,112
Textron, Inc.	223,717	8,680
		58,350
Machinery - 1.7%
Blount International, Inc.	506,704	3,491
Deere & Co.	86,300	7,058
Ingersoll-Rand PLC	208,100	11,506
		22,055
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - 0.4%
Hertz Global Holdings, Inc. (a)	327,400	$ 6,034
Trading Companies & Distributors - 0.7%
Aircastle Ltd.	467,200	9,708
TOTAL INDUSTRIALS		96,147
INFORMATION TECHNOLOGY - 10.9%
Communications Equipment - 0.4%
Cisco Systems, Inc.	204,600	5,295
IT Services - 0.9%
Fidelity National Information Services, Inc.	165,730	11,445
Semiconductors & Semiconductor Equipment - 2.3%
Cypress Semiconductor Corp.	1,507,475	15,075
Micron Technology, Inc. (a)	559,183	9,176
ON Semiconductor Corp. (a)	646,970	6,182
		30,433
Software - 3.3%
Microsoft Corp.	429,324	18,684
Symantec Corp.	1,262,671	25,872
		44,556
Technology Hardware, Storage & Peripherals - 4.0%
Apple, Inc.	470,660	53,072
TOTAL INFORMATION TECHNOLOGY		144,801
MATERIALS - 9.5%
Chemicals - 8.5%
Ashland, Inc.	83,100	8,723
Axiall Corp.	284,126	7,177
LyondellBasell Industries NV Class A	965,892	82,465
PPG Industries, Inc.	154,592	14,731
		113,096
Containers & Packaging - 1.0%
WestRock Co.	238,000	14,125
TOTAL MATERIALS		127,221
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.9%
Level 3 Communications, Inc. (a)	558,139	24,966
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 2.5%
Independent Power and Renewable Electricity Producers - 1.2%
Calpine Corp. (a)	822,963	$ 13,118
The AES Corp.	283,300	3,400
		16,518
Multi-Utilities - 1.3%
Sempra Energy	179,639	17,039
TOTAL UTILITIES		33,557
TOTAL COMMON STOCKS (Cost $828,193)		1,306,584
Nonconvertible Bonds - 0.3%
Principal Amount (000s)
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Peabody Energy Corp. 6.25% 11/15/21 (Cost $14,192)	$ 15,405	4,044
Money Market Funds - 3.5%
	Shares
Fidelity Cash Central Fund, 0.15% (b)	23,281,777	23,282
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	23,909,989	23,910
TOTAL MONEY MARKET FUNDS (Cost $47,192)		47,192
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $889,577)		1,357,820
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(23,990)
NET ASSETS - 100%		$ 1,333,830
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 39
Fidelity Securities Lending Cash Central Fund	667
Total	$ 706
Other Information

The following is a summary of the inputs used, as of August 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 321,197	$ 321,197	$ -	$ -
Consumer Staples	101,043	101,043	-	-
Energy	48,734	48,734	-	-
Financials	189,268	189,268	-	-
Health Care	219,650	219,650	-	-
Industrials	96,147	96,147	-	-
Information Technology	144,801	144,801	-	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Materials	$ 127,221	$ 127,221	$ -	$ -
Telecommunication Services	24,966	24,966	-	-
Utilities	33,557	33,557	-	-
Corporate Bonds	4,044	-	4,044	-
Money Market Funds	47,192	47,192	-	-
Total Investments in Securities:	$ 1,357,820	$ 1,353,776	$ 4,044	$ -
Income Tax Information

At August 31, 2015, the cost of investment securities for income tax purposes was $892,123,000. Net unrealized appreciation aggregated $465,697,000, of which $501,529,000 related to appreciated investment securities and $35,832,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments August 31, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity ® Real Estate High
Income Fund

August 31, 2015

1.805767.111

REHI-QTLY-1015

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 4.3%
		Principal Amount (c)	Value
Healthcare - 1.0%
Omega Healthcare Investors, Inc.:
4.95% 4/1/24		$ 311,000	$ 320,043
5.875% 3/15/24		1,790,000	1,883,975
6.75% 10/15/22		1,230,000	1,276,125
Sabra Health Care LP/Sabra Capital Corp. 5.375% 6/1/23		3,000,000	3,105,000
Senior Housing Properties Trust 6.75% 4/15/20		3,000,000	3,345,087
			9,930,230
Homebuilders/Real Estate - 1.6%
CBRE Group, Inc. 5% 3/15/23		2,325,000	2,347,153
DDR Corp.:
4.625% 7/15/22		288,000	299,454
7.875% 9/1/20		2,437,000	2,963,731
Howard Hughes Corp. 6.875% 10/1/21 (d)		1,715,000	1,787,888
Hunt Companies, Inc. 9.625% 3/1/21 (d)		4,235,000	4,065,600
Realogy Group LLC/Realogy Co.-Issuer Corp. 4.5% 4/15/19 (d)		1,170,000	1,177,313
Standard Pacific Corp. 8.375% 5/15/18		1,000,000	1,130,000
Ventas Realty LP/Ventas Capital Corp. 4.25% 3/1/22		1,000,000	1,036,801
Wrightwood Capital LLC 1.9% 4/20/20 (b)		3,507	117,484
			14,925,424
Hotels - 1.7%
ESH Hospitality, Inc. 5.25% 5/1/25 (d)		4,250,000	4,122,500
FelCor Lodging LP 5.625% 3/1/23		755,000	777,650
Host Hotels & Resorts LP:
4.75% 3/1/23		890,000	926,836
6% 11/1/20		805,000	832,758
RHP Hotel Properties LP/RHP Finance Corp. 5% 4/15/23 (d)		2,300,000	2,277,000
Times Square Hotel Trust 8.528% 8/1/26 (d)		6,480,952	7,853,463
			16,790,207
TOTAL NONCONVERTIBLE BONDS (Cost $39,218,409)			41,645,861
Asset-Backed Securities - 2.2%

American Homes 4 Rent:
Series 2014-SFR1 Class E, 2.75% 6/17/31 (d)(e)		1,000,000	952,700
Series 2014-SFR2 Class E, 6.231% 10/17/36 (d)		672,000	689,108
Series 2014-SFR3 Class E, 6.418% 12/17/36 (d)		1,864,000	1,941,717
Asset-Backed Securities - continued
		Principal Amount (c)	Value
American Homes 4 Rent: - continued
Series 2015-SFR1 Class E, 5.639% 4/17/52 (d)		$ 1,371,223	$ 1,344,450
Argent Securities, Inc. pass-thru certificates Series 2004-W9 Class M7, 4.3994% 6/26/34 (d)(e)		73,793	13,573
Capital Trust RE CDO Ltd. Series 2005-1A:
Class D, 1.7028% 3/20/50 (d)(e)		750,000	75
Class E, 2.3028% 3/20/50 (d)(e)		3,000,000	300
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A Class D, 9% 12/28/35 (d)		4,026,833	3,754,619
Crest Ltd.:
Series 2000-1A Class D, 10% 8/31/36 (d)		634,812	63
Series 2004-1A Class H1, 3.9836% 1/28/40 (d)(e)		2,658,666	266
Fairfield Street Solar Corp. Series 2004-1A:
Class E1, 3.6902% 11/28/39 (d)(e)		1,112,405	631,290
Class F, 5.1902% 11/28/39 (d)(e)		1,293,792	656,599
Invitation Homes Trust:
Series 2013-SFR1 Class F, 3.9% 12/17/30 (d)(e)		600,000	580,858
Series 2014-SFR1:
Class E, 3.436% 6/17/31 (d)(e)		2,500,000	2,443,070
Class F, 3.936% 6/17/31 (d)(e)		2,431,000	2,351,301
Series 2014-SFR3 Class E, 4.705% 12/17/31 (d)(e)		943,000	950,315
Series 2014-SRF2 Class F, 4.188% 9/17/31 (d)(e)		1,000,000	970,844
Series 2015-SRF1 Class E, 4.386% 3/17/32 (d)(e)		1,000,000	995,923
Merit Securities Corp. Series 13 Class M1, 7.845% 12/28/33 (e)		1,665,000	1,746,387
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33		258,036	230,538
Resource Real Estate Funding CDO Series 2007-1A Class J, 3.1494% 9/25/46 (d)(e)		1,190,000	299,880
Taberna Preferred Funding III Ltd. Series 2005-3A:
Class D, 2.9537% 2/5/36 (d)(e)		2,577,237	258
Class E, 4.8037% 2/5/36 (d)(e)		783,358	78
Taberna Preferred Funding VI Ltd. Series 2006-6A Class F1, 4.8037% 12/5/36 (d)(e)		4,634,803	463
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class A1, 0.6534% 11/21/40 (d)(e)		633,482	618,089
TOTAL ASSET-BACKED SECURITIES (Cost $32,560,633)			21,172,764
Collateralized Mortgage Obligations - 1.4%
		Principal Amount (c)	Value
Private Sponsor - 1.4%
Countrywide Home Loans, Inc.:
Series 2002-R2 Class 2B4, 3.5952% 7/25/33 (d)(e)		$ 22,357	$ 568
Series 2003-R1:
Class 2B4, 3.1934% 2/25/43 (d)(e)		60,228	32,084
Class 2B5, 3.1934% 2/25/43 (d)(e)		155,119	39,097
Credit Suisse First Boston Mortgage Acceptance Corp. Series 2004-6 Class B4, 4.7493% 9/25/19 (d)(e)		15,818	64
Credit Suisse First Boston Mortgage Securities Corp. Series 2002-26 Class 4B3, 7% 10/25/17		66,137	56,348
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.3578% 12/25/46 (d)(e)		6,045,000	6,670,289
Series 2010-K7 Class B, 5.4406% 4/25/20 (d)(e)		5,000,000	5,579,605
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (d)		860,041	880,591
Nomura Asset Acceptance Corp. Series 2001-R1A Class B1, 6.8326% 2/19/30 (d)(e)		87,624	7,208
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B9, 12.1385% 6/10/35 (d)(e)		200,997	215,588
RESIX Finance Ltd. floater:
Series 2003-D Class B9, 11.6854% 12/10/35 (d)(e)		89,878	19,653
Series 2004-A:
Class B7, 4.4354% 2/10/36 (d)(e)		97,046	32,154
Class B9, 9.1854% 2/10/36 (d)(e)		157,992	30,058
Series 2004-B:
Class B8, 4.9354% 2/10/36 (d)(e)		84,655	29,380
Class B9, 8.4354% 2/10/36 (d)(e)		143,668	42,248
Series 2004-C:
Class B7, 3.6854% 9/10/36 (d)(e)		534,614	125,106
Class B8, 4.4385% 9/10/36 (d)(e)		230,036	3,534
TOTAL PRIVATE SPONSOR			13,763,575
U.S. Government Agency - 0.0%
Fannie Mae REMIC Trust:
Series 2001-W3 subordinate REMIC pass thru certificates:
Class B3, 7% 9/25/41 (g)		262,369	71,147
Class B4, 6.9757% 9/25/41 (g)		45,536	3,079
Series 2002-W1 subordinate REMIC pass thru certificates:
Class 3B3, 3.0662% 2/25/42 (d)(e)		71,471	55,359
Class 3B5, 3.0662% 2/25/42 (d)(e)		47,849	1,791
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
U.S. Government Agency - continued
Fannie Mae REMIC Trust: - continued
Series 2002-W6 subordinate REMIC pass thru certificates, Class 3B4, 3.2671% 1/25/42 (d)(e)		$ 62,911	$ 33,442
Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 4.3235% 12/25/42 (e)(g)		992,944	59,867
Series 2003-W10 subordinate REMIC pass thru certificates:
Class 2B4, 3.0632% 6/25/43 (e)(g)		217,836	91,893
Class 2B5, 3.0632% 6/25/43 (e)(g)		153,835	20,062
TOTAL U.S. GOVERNMENT AGENCY			336,640
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $13,529,601)			14,100,215
Commercial Mortgage Securities - 75.8%

Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (d)		1,230,000	1,374,725
Asset Securitization Corp. Series 1997-D4 Class B5, 7.525% 4/14/29		4,476,925	4,507,189
Aventura Mall Trust Series 2013-AVM Class E, 3.7427% 12/5/32 (d)(e)		5,000,000	4,902,343
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2005-4 Class AJ, 5.038% 7/10/45 (e)		1,476,858	1,476,030
Series 2006-4 Class AM, 5.675% 7/10/46		4,000,000	4,137,792
Series 2005-1 Class CJ, 5.3371% 11/10/42 (e)		1,284,693	1,283,281
Series 2005-5 Class D, 5.3247% 10/10/45 (e)		2,250,000	2,257,108
Series 2005-6 Class AJ, 5.1559% 9/10/47 (e)		2,000,000	2,010,722
Series 2008-1 Class D, 6.2584% 2/10/51 (d)(e)		1,970,000	1,503,728
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.43% 3/11/39 (e)		3,175,000	3,209,821
Bear Stearns Commercial Mortgage Securities Trust:
Series 1999-C1 Class I, 5.64% 2/14/31 (d)		1,808,035	1,791,405
Series 2006-T22 Class B, 5.5924% 4/12/38 (d)(e)		1,370,000	1,420,838
Beckman Coulter, Inc. sequential payer Series 2000-A Class A, 7.4975% 12/15/18 (d)		5,633,169	6,017,999
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0% 8/1/24 (d)(e)		24,669	17,934
BKB Commercial Mortgage Trust Series 1997-C1 Class H, 0.437% 10/25/22 (d)(e)		28,592	24,688
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
BLCP Hotel Trust:
floater Series 2014-CLRN Class F, 3.2316% 8/15/29 (d)(e)		$ 2,591,000	$ 2,503,852
Series 2014-CLMZ Class M, 5.9255% 8/15/29 (d)(e)		7,452,240	7,401,360
Boca Hotel Portfolio Trust Series 2013-BOCA Class E, 3.9476% 8/15/26 (d)(e)		1,750,000	1,748,472
Carefree Portfolio Trust floater:
Series 2014-CARE:
Class E, 4.198% 11/15/19 (d)(e)		7,650,000	7,691,907
Class F, 2.7817% 11/15/19 (d)(e)		548,000	534,930
Series 2014-CMZA Class MZA, 6.1745% 11/15/19 (d)(e)		2,629,000	2,625,488
Carefree Portfolio Trust 2014-Car floater Series 2014-CMZB Class MZB, 7.9199% 11/15/29 (d)(e)		2,680,000	2,674,445
CG-CCRE Commercial Mortgage Trust:
Series 2014-FL1:
Class YTC2, 2.6745% 6/15/31 (d)(e)		2,431,000	2,344,026
Class YTC3, 2.6745% 6/15/31 (d)(e)		874,000	831,068
Series 2014-FL1, 2.6745% 6/15/31 (d)(e)		2,431,000	2,372,629
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class F, 3.7859% 4/10/28 (d)(e)		3,000,000	2,853,222
Chase Commercial Mortgage Securities Corp.:
Series 1998-1 Class H, 6.34% 5/18/30 (d)		3,300,000	3,463,964
Series 1998-2 Class J, 6.39% 11/18/30 (d)		3,329,253	2,994,696
Citigroup Commercial Mortgage Trust:
Series 2013-GC15 Class D, 5.1051% 9/10/46 (d)(e)		4,860,000	4,727,094
Series 2015-SHP2 Class E, 4.535% 7/15/27 (d)(e)		6,300,000	6,285,252
COMM Mortgage Trust:
floater Series 2014-PAT Class E, 3.336% 8/13/27 (d)(e)		3,339,000	3,303,693
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (d)		5,250,000	4,183,641
Series 2012-CR5 Class D, 4.3356% 12/10/45 (d)(e)		1,550,000	1,558,062
Series 2013-CR10:
Class C, 4.7925% 8/10/46 (d)(e)		1,310,000	1,352,328
Class D, 4.7925% 8/10/46 (d)(e)		3,910,000	3,679,288
Series 2013-CR12 Class D, 5.0847% 10/10/46 (d)(e)		7,745,000	7,633,557
Series 2013-CR9 Class D, 4.2581% 7/10/45 (d)(e)		3,596,000	3,374,770
Series 2013-LC6 Class D, 4.2865% 1/10/46 (d)(e)		5,429,000	5,112,516
Series 2014-CR15 Class D, 4.7657% 2/10/47 (d)(e)		1,273,000	1,229,477
Series 2014-CR17 Class D, 4.7994% 5/10/47 (d)(e)		2,720,000	2,571,077
Series 2014-UBS2 Class D, 5.0154% 3/10/47 (d)(e)		4,146,000	3,919,446
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
COMM Mortgage Trust: - continued
Series 2015-CR23 Class CME, 3.6845% 5/10/48 (d)(e)		$ 1,991,000	$ 1,829,608
Commercial Mortgage Acceptance Corp. Series 1998-C2 Class J, 5.44% 9/15/30 (d)		6,316,326	6,078,965
Commercial Mortgage Asset Trust Series 1999-C2:
Class G, 6% 11/17/32		2,325,000	2,518,362
Class H, 6% 11/17/32		3,121,575	3,306,033
Commercial Mortgage Trust pass-thru certificates:
Series 2012-CR1:
Class C, 5.3592% 5/15/45 (e)		2,060,000	2,234,385
Class D, 5.3592% 5/15/45 (d)(e)		6,994,000	7,163,591
Series 2012-CR2:
Class E, 4.8572% 8/15/45 (d)(e)		6,370,000	6,257,977
Class F, 4.25% 8/15/45 (d)		7,900,000	7,170,064
Series 2012-LC4 Class D, 5.6452% 12/10/44 (d)(e)		6,624,000	6,976,516
Series 2014-CR2 Class G, 4.25% 8/15/45 (d)		1,500,000	1,181,415
Core Industrial Trust:
Series 2015-CALW Class G, 3.8504% 2/10/34 (d)(e)		2,292,000	2,095,740
Series 2015-WEST Class F, 4.2268% 2/10/37 (d)(e)		2,985,000	2,636,295
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1998-C1:
Class F, 6% 5/17/40 (d)		6,118,983	6,509,564
Class H, 6% 5/17/40 (d)		2,501,042	2,082,835
Series 1998-C2:
Class F, 6.75% 11/15/30 (d)		3,274,506	3,355,304
Class G, 6.75% 11/15/30 (d)		1,065,000	1,129,275
Series 2002-CKP1 Class KZ, 6.294% 12/15/35 (d)(e)		2,173,216	2,182,533
CSMC Trust floater Series 2015-DEAL:
Class E, 4.198% 4/15/29 (d)(e)		1,000,000	990,285
Class F, 4.948% 4/15/29 (d)(e)		4,000,000	3,961,572
DBCCRE Mortgage Trust Series 2014-ARCP Class E, 4.9345% 1/10/34 (d)(e)		3,040,000	2,846,544
DBUBS Mortgage Trust Series 2011-LC1A:
Class D, 5.5569% 11/10/46 (d)(e)		1,000,000	1,094,045
Class E, 5.5569% 11/10/46 (d)(e)		6,853,000	7,395,196
Class F, 5.5569% 11/10/46 (d)(e)		7,806,000	7,779,436
Class G, 4.652% 11/10/46 (d)		8,160,000	7,072,566
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust sequential payer Series 1998-C2 Class G, 7% 11/18/35 (d)(e)		161,905	161,527
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Freddie Mac:
pass-thru certificates Series K013 Class X3, 2.8069% 1/25/43 (e)(f)		$ 5,370,000	$ 726,685
Series KAIV Class X2, 3.6147% 6/25/46 (e)(f)		2,780,000	493,927
FREMF Mortgage Trust:
Series 2010-K9 Class B, 5.1937% 9/25/45 (d)(e)		2,300,000	2,526,375
Series 2011-K10 Class B, 4.6215% 11/25/49 (d)(e)		1,650,000	1,768,708
Series 2011-K11 Class B, 4.4209% 12/25/48 (d)(e)		3,190,000	3,393,197
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class EFX, 3.3822% 12/15/19 (d)(e)		1,000,000	934,852
Class FFX, 3.3822% 12/15/19 (d)(e)		1,721,000	1,578,000
GCCFC Commercial Mortgage Trust Series 2005-GG3:
Class B, 4.894% 8/10/42 (e)		96,772	96,747
Class J, 4.685% 8/10/42 (d)(e)		900,000	6,438
Class K, 4.685% 8/10/42 (d)(e)		581,884	291
GE Capital Commercial Mortgage Corp. Series 2005-C3 Class J, 5.1414% 7/10/45 (d)(e)		2,277,000	1,711,096
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		2,588,844	2,314,789
Series 1997-C2:
Class G, 6.75% 4/15/29 (e)		1,762,854	1,862,726
Class H, 6.75% 4/15/29 (e)		6,130,384	5,316,936
Series 1999-C2I Class K, 6.481% 9/15/33		7,875,000	7,131,758
Series 1999-C3 Class K, 6.974% 8/15/36 (d)		32,582	32,270
GP Portfolio Trust Series 2014-GPP:
Class D, 2.938% 2/15/27 (d)(e)		2,691,000	2,680,337
Class E, 4.0373% 2/15/27 (d)(e)		1,717,000	1,708,700
GS Mortgage Securities Corp. II:
Series 2004-GG2:
Class J, 5.067% 8/10/38 (d)(e)		420,000	86,031
Class K, 5.067% 8/10/38 (d)(e)		410,782	35,748
Series 2010-C1:
Class D, 6.0843% 8/10/43 (d)(e)		4,985,000	5,394,697
Class E, 4% 8/10/43 (d)		5,951,000	5,482,508
Class F, 4% 8/10/43 (d)		3,909,000	3,306,916
GS Mortgage Securities Trust:
Series 2010-C2 Class D, 5.2456% 12/10/43 (d)(e)		4,100,000	4,333,774
Series 2011-GC5:
Class C, 5.3081% 8/10/44 (d)(e)		5,010,000	5,427,954
Class D, 5.3081% 8/10/44 (d)(e)		2,720,000	2,801,684
Class E, 5.3081% 8/10/44 (d)(e)		966,000	943,862
Class F, 4.5% 8/10/44 (d)		4,500,000	3,718,458
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
GS Mortgage Securities Trust: - continued
Series 2012-GC6:
Class D, 5.6315% 1/10/45 (d)(e)		$ 2,364,000	$ 2,431,900
Class E, 5% 1/10/45 (d)(e)		1,822,000	1,681,507
Series 2012-GC6I Class F, 5% 1/10/45 (e)		1,810,000	1,495,105
Series 2012-GCJ7:
Class C, 5.7229% 5/10/45 (e)		5,830,000	6,391,469
Class D, 5.7229% 5/10/45 (d)(e)		6,042,000	6,192,112
Class E, 5% 5/10/45 (d)		6,263,000	5,730,472
Class F, 5% 5/10/45 (d)		8,442,000	6,831,195
Series 2012-GCJ9 Class D, 4.8533% 11/10/45 (d)(e)		1,389,000	1,345,312
Series 2013-GC12 Class D, 4.4768% 6/10/46 (d)(e)		1,043,000	977,167
Series 2013-GC13 Class D, 4.0697% 7/10/46 (d)(e)		5,214,000	4,707,575
Series 2013-GC16:
Class D, 5.3156% 11/10/46 (d)(e)		4,541,000	4,412,281
Class F, 3.5% 11/10/46 (d)		3,037,000	2,306,762
Hilton U.S.A. Trust:
floater Series 2014-ORL Class E, 3.438% 7/15/29 (d)(e)		2,884,000	2,897,278
Series 2013-HLT Class EFX, 4.4533% 11/5/30 (d)(e)		8,062,000	8,085,218
JPMBB Commercial Mortgage Securities Trust Series 2014-C22 Class D, 4.5612% 9/15/47 (d)(e)		2,472,000	2,155,258
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class E, 5.15% 7/15/28 (d)(e)		2,000,000	2,007,758
Series 2003-C1:
Class D, 5.192% 1/12/37		82,943	82,823
Class F, 5.6404% 1/12/37 (d)(e)		805,000	792,925
Series 2009-IWST:
Class C, 7.4453% 12/5/27 (d)(e)		2,260,000	2,663,995
Class D, 7.4453% 12/5/27 (d)(e)		10,670,000	12,549,805
Series 2010-CNTR Class D, 6.1838% 8/5/32 (d)(e)		4,170,000	4,760,376
Series 2012-CBX:
Class D, 5.2386% 6/16/45 (d)(e)		4,050,000	4,144,535
Class E, 5.2386% 6/15/45 (d)(e)		1,795,000	1,758,463
Class F, 4% 6/15/45 (d)		3,759,000	3,357,336
Class G 4% 6/15/45 (d)		4,957,000	3,539,882
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2014-FBLU Class E, 3.6873% 12/15/28 (d)(e)		5,186,000	5,160,072
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
floater:
Series 2014-INN:
Class E, 3.798% 6/15/29 (d)(e)		$ 3,280,000	$ 3,266,106
Class F, 4.198% 6/15/29 (d)(e)		4,791,000	4,713,113
Series 2004-CBX Class D, 5.097% 1/12/37 (e)		1,215,000	1,210,050
Series 2005-LDP2 Class C, 4.911% 7/15/42 (e)		3,275,000	3,283,256
Series 2005-LDP5:
Class AJ, 5.3599% 12/15/44 (e)		2,020,000	2,036,944
Class B, 5.3939% 12/15/44 (e)		1,500,000	1,517,753
Series 2011-C4:
Class E, 5.4158% 7/15/46 (d)(e)		6,160,000	6,368,750
Class F, 3.873% 7/15/46 (d)		555,000	509,878
Class H, 3.873% 7/15/46 (d)		3,221,000	2,634,691
Class NR, 3.873% 7/15/46 (d)		1,588,500	1,048,584
Class TAC2, 7.99% 7/15/46 (d)		3,196,000	3,381,174
Series 2011-C5:
Class C, 5.3229% 8/15/46 (d)(e)		5,803,234	6,258,121
Class D, 5.3229% 8/15/46 (d)(e)		2,000,000	2,049,842
Series 2013-LC11 Class F, 3.25% 4/15/46 (d)(e)		7,077,000	5,086,279
Series 2014-DSTY:
Class D, 3.8046% 6/10/27 (d)(e)		3,858,000	3,762,977
Class E, 3.8046% 6/10/27 (d)(e)		4,116,000	3,860,680
JPMorgan Commercial Mortgage Finance Corp. Series 1999-C8 Class H, 6% 7/15/31 (d)		749,000	698,540
LB Commercial Conduit Mortgage Trust Series 1998-C1 Class K, 6.3% 2/18/30 (d)		1,633,078	1,434,853
LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.125% 4/25/21 (e)		6,313	6,305
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2005-C7 Class AJ, 5.323% 11/15/40 (e)		7,024,000	7,035,709
Series 2006-C6 Class AM, 5.413% 9/15/39		5,000,000	5,181,500
Series 2006-C7 Class AM, 5.378% 11/15/38		1,160,000	1,199,788
Series 2005-C1 Class E, 4.924% 2/15/40		1,960,271	1,960,429
Series 2005-C7 Class C, 5.35% 11/15/40 (e)		1,900,000	1,909,443
Series 2006-C4:
Class AJ, 5.8521% 6/15/38 (e)		6,665,000	6,815,716
Class AM, 5.8521% 6/15/38 (e)		3,840,000	3,951,944
LSTAR Commercial Mortgage Trust:
Series 2011-1 Class D, 5.4769% 6/25/43 (d)(e)		445,039	444,687
Series 2014-2:
Class D, 5.0498% 1/20/41 (d)(e)		1,228,000	1,158,523
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
LSTAR Commercial Mortgage Trust: - continued
Series 2014-2:
Class E, 5.0498% 1/20/41 (d)(e)		$ 1,913,000	$ 1,607,142
Mach One Trust LLC Series 2004-1A:
Class H, 6.0869% 5/28/40 (d)(e)		586,288	586,698
Class L, 5.45% 5/28/40 (d)(e)		1,393,000	1,352,185
Class M, 5.45% 5/28/40 (d)(e)		1,533,000	1,434,428
Merrill Lynch Financial Asset, Inc. Series 2005-CA17:
Class F, 4.525% 11/12/37 (e)	CAD	812,000	606,542
Class G, 4.525% 11/12/37 (e)	CAD	846,000	627,792
Class H, 4.525% 11/12/37 (e)	CAD	235,000	171,330
Class J, 4.525% 11/12/37 (e)	CAD	248,000	176,405
Class K, 4.525% 11/12/37 (e)	CAD	261,000	183,475
Class L, 4.525% 11/12/37 (e)	CAD	248,000	172,302
Class M, 4.525% 11/12/37 (e)	CAD	2,006,355	1,293,148
Merrill Lynch Mortgage Investors Trust Series 1997-C2 Class F, 6.25% 12/10/29 (e)		2,152,910	2,151,855
Merrill Lynch Mortgage Trust:
Series 05-LC1 Class AJ, 5.3621% 1/12/44 (e)		1,440,000	1,451,058
Series 2002-MW1 Class H, 5.695% 7/12/34 (d)		195,649	196,636
Series 2006-C1:
Class AJ, 5.6761% 5/12/39 (e)		3,440,000	3,460,870
Class AM, 5.6761% 5/12/39 (e)		700,000	715,330
Mezz Capital Commercial Mortgage Trust:
Series 2004-C1 Class IO, 9.0009% 1/15/37 (d)(e)(f)		48,464	3,092
Series 2004-C2:
Class D, 7.347% 10/15/40 (d)		1,074,000	107
Class E, 8.309% 10/15/40 (d)		61,817	6
Morgan Stanley BAML Trust:
sequential payer Series 2014-C18 Class 300E, 4.6896% 8/15/31 (d)		2,000,000	1,800,600
Series 2012-C6 Class D, 4.8133% 11/15/45 (d)(e)		4,361,000	4,442,115
Series 2013-C12 Class D, 4.767% 10/15/46 (d)(e)		4,000,000	3,885,000
Series 2013-C13:
Class D, 4.8945% 11/15/46 (d)(e)		3,975,000	3,870,358
Class E, 4.8945% 11/15/46 (d)(e)		2,000,000	1,799,048
Series 2013-C7:
Class D, 4.2973% 2/15/46 (d)(e)		4,540,000	4,355,867
Class E, 4.2973% 2/15/46 (d)(e)		1,580,000	1,418,105
Series 2013-C8 Class D, 4.17% 12/15/48 (d)(e)		2,260,000	2,104,238
Series 2013-C9:
Class C, 4.2082% 5/15/46 (e)		3,070,000	3,019,366
Class D, 4.1578% 5/15/46 (d)(e)		5,300,000	4,938,021
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Morgan Stanley Capital I Trust:
floater Series 2006-XLF Class J, 0.6155% 7/15/19 (d)(e)		$ 2,609,698	$ 2,603,213
sequential payer:
Series 2006-HQ10 Class AM, 5.36% 11/12/41		4,640,000	4,818,069
Series 2006-HQ9 Class AM, 5.773% 7/12/44		1,098,000	1,128,397
Series 2012-C4 Class E, 5.5247% 3/15/45 (d)(e)		3,800,000	3,921,615
Series 1997-RR:
Class F, 7.4369% 4/30/39 (d)(e)		436,724	438,340
Class G1, 7.4369% 4/30/39 (d)(e)		887,484	98,777
Series 1998-CF1 Class G, 7.35% 7/15/32 (d)		1,482,064	1,488,109
Series 1999-CAM1:
Class M, 6.54% 3/15/32 (d)		2,262,373	2,198,465
Class N, 6.54% 3/15/32 (d)		109,942	29,486
Series 1999-WF1:
Class L, 5.91% 11/15/31 (d)		251,337	252,577
Class N, 5.91% 11/15/31 (d)		1,600,000	1,596,658
Class O, 5.91% 11/15/31 (d)		1,240,426	1,025,058
Series 2004-IQ7 Class G, 5.1708% 6/15/38 (d)(e)		1,140,000	1,197,214
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		5,000,000	5,221,655
Series 2011-C1:
Class C, 5.3313% 9/15/47 (d)(e)		2,050,000	2,246,427
Class D, 5.3313% 9/15/47 (d)(e)		10,522,000	11,340,275
Class E, 5.3313% 9/15/47 (d)(e)		1,500,000	1,541,165
Series 2011-C2:
Class D, 5.3029% 6/15/44 (d)(e)		3,830,000	4,091,436
Class E, 5.3029% 6/15/44 (d)(e)		4,900,000	5,142,878
Class F, 5.3029% 6/15/44 (d)(e)		3,620,000	3,533,004
Series 2011-C3:
Class C, 5.1784% 7/15/49 (d)(e)		1,920,000	2,071,275
Class D, 5.1784% 7/15/49 (d)(e)		7,530,000	8,000,557
Class E, 5.1784% 7/15/49 (d)(e)		2,630,000	2,766,444
Class G, 5.1784% 7/15/49 (d)(e)		3,909,000	3,479,268
Series 2012-C4:
Class D, 5.7088% 3/15/45 (d)(e)		1,950,000	2,085,710
Class F, 3.07% 3/15/45 (d)		1,500,000	1,257,693
Series 2015-MS1:
Class C, 4.1633% 5/15/48 (e)		3,074,000	2,788,960
Class D, 4.163% 5/15/48 (d)		1,831,000	1,491,395
Morgan Stanley Dean Witter Capital I Trust Series 2001-TOP3 Class E, 7.5079% 7/15/33 (d)(e)		1,130,000	1,262,199
Motel 6 Trust Series 2015-MTL6:
Class E, 5.2785% 2/5/30 (d)		7,230,000	7,063,009
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Motel 6 Trust Series 2015-MTL6: - continued
Class F, 5% 2/5/30 (d)		$ 2,161,000	$ 2,085,877
NationsLink Funding Corp. Series 1999-LTL1:
Class C, 7.399% 1/22/26 (d)		1,378,000	1,426,368
Class D, 6.45% 1/22/26 (d)		3,660,000	3,945,416
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (d)		2,745,010	3,482,595
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class F, 4.456% 9/12/38	CAD	1,170,000	902,410
Class G, 4.456% 9/12/38	CAD	585,000	446,060
Class H, 4.456% 9/12/38	CAD	390,000	289,577
Class J, 4.456% 9/12/38	CAD	390,000	281,211
Class K, 4.456% 9/12/38	CAD	195,000	136,316
Class L, 4.456% 9/12/38	CAD	281,000	185,215
Class M, 4.456% 9/12/38	CAD	1,134,647	688,792
Series 2007-1:
Class F, 4.57% 4/12/23	CAD	1,515,000	1,170,636
Class G, 4.57% 4/12/23	CAD	505,000	387,241
Class H, 4.57% 4/12/23	CAD	505,000	384,304
Class J, 4.57% 4/12/23	CAD	505,000	381,395
Class K, 4.57% 4/12/23	CAD	253,000	189,631
Class L, 4.57% 4/12/23	CAD	757,000	563,118
Class M, 4.57% 4/12/23	CAD	1,864,935	1,212,435
SCG Trust Series 2013-SRP1 Class D, 3.531% 11/15/26 (d)(e)		5,190,000	5,188,272
Starwood Retail Property Trust Series 2014-STAR Class D, 3.4476% 11/15/27 (d)(e)		1,000,000	994,188
TIAA Seasoned Commercial Mortgage Trust:
sequential payer Series 2007-C4 Class AJ, 5.4769% 8/15/39 (e)		2,199,777	2,206,902
Series 2007-C4 Class F, 5.4769% 8/15/39 (e)		5,345,000	5,093,716
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (d)		1,530,000	1,566,606
UBS Commercial Mortgage Trust Series 2012-C1 Class D, 5.5422% 5/10/45 (d)(e)		5,491,000	5,752,459
UBS-BAMLL Trust:
Series 12-WRM Class D, 4.238% 6/10/30 (d)(e)		1,550,000	1,501,169
Series 2012-WRM Class C, 4.238% 6/10/30 (d)(e)		1,000,000	986,485
Wachovia Bank Commercial Mortgage Trust Series 2004-C11:
Class D, 5.1404% 1/15/41 (e)		2,720,000	2,759,704
Class E, 5.1904% 1/15/41 (e)		2,465,000	2,497,846
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Wells Fargo Commercial Mortgage Trust:
Series 2010-C1 Class XB, 0.5751% 11/15/43 (d)(e)(f)		$ 26,055,541	$ 705,297
Series 2012-LC5 Class D, 4.7772% 10/15/45 (d)(e)		6,749,000	6,684,345
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (d)		1,502,600	1,248,546
Series 2011-C3:
Class C, 5.335% 3/15/44 (d)		2,240,000	2,402,817
Class D, 5.549% 3/15/44 (d)(e)		3,984,000	4,254,350
Class E, 5% 3/15/44 (d)		1,510,000	1,453,875
Class F, 5% 3/15/44 (d)		2,907,350	2,394,846
Series 2011-C4:
Class D, 5.2658% 6/15/44 (d)(e)		1,940,000	2,076,033
Class E, 5.2658% 6/15/44 (d)(e)		2,554,000	2,667,438
Series 2011-C5:
Class C, 5.6346% 11/15/44 (d)(e)		1,670,000	1,831,965
Class D, 5.6346% 11/15/44 (d)(e)		3,575,000	3,909,641
Class E, 5.6346% 11/15/44 (d)(e)		2,581,655	2,752,096
Class F, 5.25% 11/15/44 (d)(e)		4,587,000	4,441,331
Class G, 5.25% 11/15/44 (d)(e)		1,507,150	1,328,627
Series 2012-C10:
Class D, 4.4569% 12/15/45 (d)(e)		2,130,000	2,042,378
Class E, 4.4569% 12/15/45 (d)(e)		5,765,000	5,042,905
Class F, 4.4569% 12/15/45 (d)(e)		7,537,000	5,935,094
Series 2012-C6 Class D, 5.5612% 4/15/45 (d)(e)		3,250,000	3,360,331
Series 2012-C7:
Class C, 4.8388% 6/15/45 (e)		3,793,000	3,973,475
Class E, 4.8388% 6/15/45 (d)(e)		4,374,000	4,341,156
Class F, 4.5% 6/15/45 (d)		1,765,000	1,622,591
Class G, 4.5% 6/15/45 (d)		5,063,750	3,870,948
Series 2012-C8 Class D, 4.8753% 8/15/45 (d)(e)		1,000,000	1,046,384
Series 2013-C11:
Class D, 4.1805% 3/15/45 (d)(e)		2,240,000	2,134,960
Class E, 4.1805% 3/15/45 (d)(e)		6,000,000	5,105,148
Series 2013-C13 Class D, 4.1386% 5/15/45 (d)(e)		1,800,000	1,689,235
WFCG Commercial Mortgage Trust floater Series 2015-BXRP:
Class F, 3.9179% 11/15/29 (d)(e)		4,379,481	4,331,714
Class G, 3.2176% 11/15/29 (d)(e)		671,665	623,266
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $687,534,244)			731,954,359
Preferred Stocks - 6.1%
	Shares	Value
Convertible Preferred Stocks - 0.4%
Homebuilders/Real Estate - 0.2%
Alexandria Real Estate Equities, Inc. Series D 7.00%	64,000	$ 1,750,003
Hotels - 0.2%
FelCor Lodging Trust, Inc. Series A, 1.95%	85,000	2,163,250
TOTAL CONVERTIBLE PREFERRED STOCKS		3,913,253
Nonconvertible Preferred Stocks - 5.7%
Homebuilders/Real Estate - 5.5%
Alexandria Real Estate Equities, Inc. Series E, 6.45%	79,400	2,072,340
Annaly Capital Management, Inc.:
Series A, 7.875%	108,781	2,732,579
Series C, 7.625%	48,000	1,183,200
Series D, 7.50%	34,028	833,346
CBL & Associates Properties, Inc.:
Series D, 7.375%	129,000	3,270,150
Series E, 6.625%	110,000	2,748,900
Cedar Shopping Centers, Inc. Series B, 7.25%	30,000	755,400
Corporate Office Properties Trust Series L, 7.375%	71,383	1,856,672
CYS Investments, Inc. Series B, 7.50%	102,500	2,266,275
DDR Corp. Series K, 6.25%	90,662	2,266,550
Digital Realty Trust, Inc. Series E, 7.00%	60,000	1,548,000
Equity Lifestyle Properties, Inc. Series C, 6.75%	70,428	1,810,704
Essex Property Trust, Inc. Series H, 7.125%	61,727	1,595,643
First Potomac Realty Trust 7.75%	80,000	2,032,000
Hersha Hospitality Trust Series B, 8.00%	80,827	2,061,897
MFA Financial, Inc. Series B, 7.50%	96,700	2,374,952
PS Business Parks, Inc.:
Series R, 6.875%	34,911	886,041
Series S, 6.45%	152,000	3,959,600
Public Storage:
Series P, 6.50%	72,680	1,852,613
Series R, 6.35%	47,500	1,233,100
Series S, 5.90%	50,000	1,272,000
Realty Income Corp. Series F, 6.625%	80,000	2,126,400
Regency Centers Corp. Series 6, 6.625%	34,710	904,196
Retail Properties America, Inc. 7.00%	135,649	3,459,050
Stag Industrial, Inc. Series A, 9.00%	60,000	1,653,600
Sun Communities, Inc. Series A, 7.125%	92,635	2,380,720
Taubman Centers, Inc. Series J, 6.50%	66,277	1,685,424
		52,821,352
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
Hotels - 0.2%
Hospitality Properties Trust Series D, 7.125%	70,000	$ 1,841,000
TOTAL NONCONVERTIBLE PREFERRED STOCKS		54,662,352
TOTAL PREFERRED STOCKS (Cost $56,526,639)		58,575,605
Bank Loan Obligations - 3.0%
	Principal Amount (c)
Diversified Financial Services - 0.0%
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 2/15/18 (e)	$ 179,434	178,185
Healthcare - 0.3%
Drumm Investors LLC Tranche B, term loan 6.75% 5/4/18 (e)	2,991,422	3,008,264
Homebuilders/Real Estate - 0.3%
CityCenter 8.74% 7/12/16 (e)	331,828	331,828
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20 (e)	2,552,607	2,543,034
		2,874,862
Hotels - 1.8%
ESH Hospitality, Inc. Tranche B, term loan 5% 6/24/19 (e)	5,892,718	5,933,260
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (e)	5,121,711	5,110,494
La Quinta Intermediate Holdings LLC Tranche B LN, Tranche B, term loan 3.75% 4/14/21 (e)	4,745,808	4,731,950
Playa Resorts Holding BV Tranche B, term loan 4% 8/9/19 (e)	1,000,000	993,750
		16,769,454
Super Retail - 0.6%
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (e)	5,769,461	5,753,249
TOTAL BANK LOAN OBLIGATIONS (Cost $28,563,523)		28,584,014
Preferred Securities - 0.1%
	Principal Amount (c)	Value
Homebuilders/Real Estate - 0.1%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (d)	$ 3,000,000	$ 1,500
Crest Dartmouth Street 2003 1 Ltd. Series 2003-1A Class PS, 6/28/38 (d)	3,100,000	1,001,920
TOTAL PREFERRED SECURITIES (Cost $6,004,704)		1,003,420
Money Market Funds - 7.0%
	Shares
Fidelity Cash Central Fund, 0.15% (a) (Cost $67,395,665)	67,395,665	67,395,665
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $931,333,418)		964,431,903
NET OTHER ASSETS (LIABILITIES) - 0.1%		1,071,646
NET ASSETS - 100%		$ 965,503,549
Currency Abbreviations
CAD	-	Canadian dollar
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.
(c) Amount is stated in United States dollars unless otherwise noted.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $646,536,138 or 67.0% of net assets.

(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $246,048 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Fannie Mae REMIC Trust Series 2001-W3 subordinate REMIC pass thru certificates: Class B3, 7% 9/25/41	5/21/03	$ 227,359
Class B4, 6.9757% 9/25/41	11/2/01	$ 1,078
Security	Acquisition Date	Acquisition Cost
Fannie Mae REMIC Trust Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 4.3235% 12/25/42	3/25/03	$ 570,531
Fannie Mae REMIC Trust Series 2003-W10 subordinate REMIC pass thru certificates: Class 2B4, 3.0632% 6/25/43	9/29/03	$ 88,462
Fannie Mae Class 2B5, 3.0632% 6/25/43	9/29/03	$ 20,998
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 46,355
Other Information

The following is a summary of the inputs used, as of August 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Financials	$ 58,575,605	$ 56,825,602	$ 1,750,003	$ -
Corporate Bonds	41,645,861	-	41,528,377	117,484
Asset-Backed Securities	21,172,764	-	14,966,673	6,206,091
Collateralized Mortgage Obligations	14,100,215	-	13,353,281	746,934
Commercial Mortgage Securities	731,954,359	-	719,736,574	12,217,785
Bank Loan Obligations	28,584,014	-	28,252,186	331,828
Preferred Securities	1,003,420	-	-	1,003,420
Money Market Funds	67,395,665	67,395,665	-	-
Total Investments in Securities:	$ 964,431,903	$ 124,221,267	$ 819,587,094	$ 20,623,542
Percentage of Market Value:	100.0%	12.9%	85.0%	2.1%
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Commercial Mortgage Securities
Beginning Balance	$ 16,391,136
Net Realized Gain (Loss) on Investment Securities	291,789
Net Unrealized Gain (Loss) on Investment Securities	(597,225)
Cost of Purchases	-
Proceeds of Sales	(6,819,384)
Amortization/Accretion	1,386,759
Transfers into Level 3	1,664,818
Transfers out of Level 3	(100,108)
Ending Balance	$ 12,217,785
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2015	$ (1,971,649)
Investments in Securities: - continued
Other Investments in Securities
Beginning Balance	$ 12,444,153
Net Realized Gain (Loss) on Investment Securities	(599,365)
Net Unrealized Gain (Loss) on Investment Securities	1,428,724
Cost of Purchases	315,875
Proceeds of Sales	(5,903,257)
Amortization/Accretion	800,053
Transfers into Level 3	182,609
Transfers out of Level 3	(263,035)
Ending Balance	$ 8,405,757
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2015	$ (258,158)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At August 31, 2015, the cost of investment securities for income tax purposes was $931,182,628. Net unrealized appreciation aggregated $33,249,275, of which $60,904,367 related to appreciated investment securities and $27,655,092 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Funds investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Funds valuation policies and procedures and reports to the Board on the Committees activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Funds investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions. Independent prices obtained from a single source or broker are evaluated by management and may be categorized as Level 3 in the hierarchy.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The Fund attempts to obtain prices from one or more third party pricing vendors or brokers. For certain securities, independent prices may be unavailable, unreliable or limited to a single third party pricing vendor or broker. As of August 31, 2015, 13% of the securities held by the Fund were either valued based on a price provided by a single third party pricing vendor or broker or were fair valued. Actual prices may differ from the values that would be realized if the securities were sold, and the differences could be material.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.
The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.
Asset Type	Fair Value at 08/31/15	Valuation Technique(s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input*
Asset-Backed Securities	$ 6,206,091	Discounted cash flow	Yield	7.3% - 10.0% / 9.8%	Decrease
		Expected distribution	Recovery rate	0.0% - 100.0% / 61.4%	Increase
		Market observation	Traded price	$50.75 - $97.00 / $73.18	Increase
		Pricing matrix	Quoted price	$18.39	Increase
Bank Loan Obligations	$ 331,828	Discounted cash flow	Yield	8.8%	Decrease
Collateralized Mortgage Obligations	$ 746,934	Discounted cash flow	Yield	5.2% - 14.0% / 8.1%	Decrease
		Expected distribution	Recovery rate	0.4% - 85.2% / 46.4%	Increase
		Pricing matrix	Quoted price	$3.74 - $25.20 / $13.43	Increase

Asset Type	Fair Value at 08/31/15	Valuation Technique(s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input*
Commercial Mortgage Securities	$ 1,768,450	Discounted cash flow	Discount rate	20.0%	Decrease
			Yield	8.0% - 15.0% / 8.0%	Decrease
			Yield spread	15.3%	Decrease
		Expected distribution	Recovery rate	0.0% - 6.4% / 5.7%	Increase
Corporate Bonds	$ 117,484	Discounted cash flow	Discount rate	20.0%	Decrease
Preferred Securities	$ 1,003,420	Discounted cash flow	Yield	12.0%	Decrease
		Expected distribution	Recovery rate	0.1%	Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit and Liquidity Risk.

The Fund invests a significant portion of its assets in below investment grade securities with contractual cash flows, such as asset backed securities, collateralized mortgage obligations and commercial mortgaged backed securities. As these securities have a higher degree of sensitivity to changes in economic conditions, including real estate values, the risk of default is higher, and the liquidity and/or value of such securities may be adversely affected.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 29, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	October 29, 2015